UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07455

                                                     Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS ALTERNATIVES DIVERSIFIER FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
AFFILIATED MUTUAL FUNDS(3)—60.6%
Equity Funds—46.9%
Virtus Global Dividend Fund Class I	1,448,765	$21,355
Virtus Global Real Estate Securities Fund Class I	359,324	9,386
Virtus International Real Estate Securities Fund Class I	1,492,670	9,986
Virtus Real Estate Securities Class I	154,088	5,812

		46,539

Fixed Income Funds—13.7%
Virtus Senior Floating Rate Fund Class I	1,424,052	13,642

TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $45,195)		60,181

EXCHANGE-TRADED FUNDS(3)—38.9%
Global X Uranium	74,900	691
iShares S&P North American Natural Resources Sector Index Fund	202,700	7,354
Market Vectors Agribusiness	49,250	2,715
Market Vectors Coal	37,900	431
PowerShares DB Commodity Index Tracking Fund(2)	612,200	11,020
PowerShares DB G10 Currency Harvest Fund(2)	377,250	8,865
WisdomTree Managed Futures Strategy Fund	178,100	7,603

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $40,428)		38,679

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $85,623)		98,860

SHORT-TERM INVESTMENTS—0.6%
Money Market Mutual Fund—0.6%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	589,352	589

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $589)		589

TOTAL INVESTMENTS—100.1% (Identified Cost $86,212)		99,449	(1)
Other assets and liabilities, net—(0.1)%		(147)

NET ASSETS—100.0%		$99,302

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Affiliated Mutual Funds	$60,181	$60,181
Exchange-Traded Funds	38,679	38,679
Short-Term Investments	589	589

Total Investments	$99,449	$99,449

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—3.9%
U.S. Treasury Note 2.000%, 2/15/25	$3,065		$2,974

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $3,037)			2,974

MUNICIPAL BONDS—1.6%
Georgia—0.3%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	255		256

Massachusetts—0.3%
Commonwealth of Massachusetts, Series C, Taxable 5.000%, 8/1/25	155		189

Michigan—0.0%
City of Flat Rock Finance Authority, Series A, Taxable 6.750%, 10/1/16	35		36

Texas—1.0%
University of Texas System (The) Series B, Taxable 5.000%, 8/15/25	600		736

TOTAL MUNICIPAL BONDS (Identified Cost $1,246)			1,217

FOREIGN GOVERNMENT SECURITIES—1.3%
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	270		275
Mongolia 144A 5.125%, 12/5/22(3)	200		182
Republic of Chile 5.500%, 8/5/20	84,000	CLP	140
Republic of El Salvador 144A 6.375%, 1/18/27(3)	155		151
Republic of Romania 144A 4.875%, 1/22/24(3)	210		222

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $994)			970

MORTGAGE-BACKED SECURITIES—20.8%
Agency—8.8%
FHLMC
7.000%, 4/1/16	1		1
5.000%, 12/1/35	37		42
4.000%, 2/1/45	601		636
3.500%, 3/1/45	398		410
FNMA
6.500%, 6/1/16	8		8
6.000%, 7/1/17	8		8
5.500%, 9/1/17	15		16

	PAR VALUE	VALUE
Agency—(continued)
5.000%, 4/1/20	$87	$92
5.000%, 8/1/21	30	32
6.000%, 5/1/29	38	44
6.500%, 5/1/30	1	1
7.000%, 7/1/31	20	22
5.500%, 4/1/36	57	64
5.500%, 9/1/36	220	248
6.000%, 9/1/37	26	30
6.000%, 1/1/38	47	54
6.000%, 2/1/38	49	56
6.000%, 3/1/38	150	170
6.000%, 7/1/38	583	665
6.000%, 8/1/38	20	23
6.000%, 8/1/38	386	443
6.000%, 8/1/38	92	106
6.000%, 8/1/38	282	324
5.000%, 6/1/39	737	819
5.000%, 9/1/39	200	224
5.500%, 9/1/39	376	423
4.500%, 9/1/40	298	326
3.500%, 12/1/42	326	336
3.000%, 3/1/43	541	538
3.000%, 5/1/43	166	166
4.000%, 9/1/44	172	182
Freddie Mac Gold Pool 3.000%, 5/1/45	150	148
GNMA
6.500%, 9/15/28	51	59

		6,716

Non-Agency—12.0%
A-10 Securitization LLC
13-1, B 144A 4. 120%, 11/15/25(3)	260	260
14-1, A1 144A 1.720%, 4/15/33(3)	250	249
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 3.382%, 6/25/33(2)	130	127
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	205	212
Banc of America Funding Trust
04-B, 2A1 2.564%, 11/20/34(2)	109	108
05-1, 1A1 5.500%, 2/25/35	123	125
Banc of America Mortgage Trust 05-3, 1A15 5.500%, 4/25/35	123	125

1

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 2.607%, 5/25/34(2)	$329	$328
Citigroup Commercial Mortgage Trust 07-6, A4 5.899%, 12/10/49(2)	350	374
CSAIL Commercial Mortgage Trust 15-C2, AS 3.849%, 6/15/57	375	380
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.586%, 8/10/44(2)(3)	180	187
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.989%, 8/10/45(2)	853	910
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(3)	105	105
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PW13, AM 5.582%, 9/11/41(2)	385	401
07- PW15, AM 5.363%, 2/11/44	140	145
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	223	230
JPMorgan Chase Commercial Mortgage Securities Trust
14-1, 1A1 144A 3.953%, 1/25/44(2)(3)	149	155
06-LDP9, A3 5.336%, 5/15/47	125	130
JPMorgan Chase Mortgage Trust 04-A4, 2A1 2.454%, 9/25/34(2)	284	289
Morgan Stanley Bank of America (Merrill Lynch) Trust 15-C22, AS 3.561%, 5/15/46	310	305
Morgan Stanley Capital I Trust
07-T27, A4 5.826%, 6/11/42(2)	563	602
05-IQ10, A4B 5.284%, 9/15/42(2)	855	855
08-T29, A4 6.460%, 1/11/43(2)	580	638
07-IQ14, A4 5.692%, 4/15/49(2)	300	317
07-IQ14, AM 5.867%, 4/15/49(2)	190	198
Morgan Stanley Capital I, Inc. 4.163%, 5/15/48(2)	250	257
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(3)	210	210
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(2)(3)	78	80
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 7/25/44(2)(3)	160	165
Wells Fargo (Royal Bank of Scotland plc) Commercial Mortgage Trust 11-C5, C 144A 5.822%, 11/15/44(2)(3)	205	228

	PAR VALUE	VALUE
Non-Agency—(continued)
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	$300	$293
WinWater Mortgage Loan Trust 14-1, A1 144A 3.999%, 6/20/44(2)(3)	114	117

		9,105

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $15,373)		15,821

ASSET-BACKED SECURITIES—7.1%
Access Point Financial, Inc. 15-A, A 2.610%, 4/15/20	248	248
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(3)	195	204
15-SFR1, A 144A 3.467%, 4/17/45(3)	224	223
AmeriCredit Automobile Receivables Trust 14-1, D 2.540%, 6/8/20	235	234
Avis Budget Rental Car Funding LLC (AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	375	377
B2R Mortgage Trust 15-1, A1 144A 2.524%, 5/15/48(3)	110	109
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates 05-1 AF5A 5.251%, 7/25/35(2)	317	314
CarMax Auto Owner Trust 15-2, C 2.390%, 3/15/21	235	235
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	286	285
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(3)	227	230
Exeter Automobile Receivables Trust 13-1A, C 144A 3.520%, 2/15/19(3)	235	239
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	148	148
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	104	107
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	176	182
Orange Lake Timeshare Trust 12-AA, A 144A 3.450%, 3/10/27(3)	70	72
Santander Drive Auto Receivables Trust
12-2, D 3.870%, 2/15/18	500	511
13-1, D 2.270%, 1/15/19	215	214

2

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Sierra Timeshare Receivables Funding LLC 12-3A, A 144A 1.870%, 8/20/29(3)	$143	$143
Silverleaf Finance LLC XV 12-D, A 144A 3.000%, 3/17/25(3)	72	72
SoFi Professional Loan Program LLC 15-A, A2 144A 2.420%, 3/25/30(3)	174	174
TAL Advantage V LLC
13-1A A 144A 2.830%, 2/22/38(3)	230	229
14-3A, A 144A 3.270%, 11/21/39(3)	179	180
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)	215	216
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	179	187
Vericrest Opportunity Loan Trust 15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	225	225
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	70	70

TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,383)		5,428

CORPORATE BONDS AND NOTES—52.7%
Consumer Discretionary—7.2%
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	135	142
Boyd Gaming Corp.
9.000%, 7/1/20	100	109
6.875%, 5/15/23	75	77
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(5)	100	82
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	70	53
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	45	41
144A 5.125%, 12/15/21(3)	110	100
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	175	183
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	200	216
Intelsat Jackson Holdings SA 5.500%, 8/1/23	185	164
International Game Technology plc 144A 6.250%, 2/15/22(3)	200	192
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	217	224
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	260	280
Lear Corp. 5.250%, 1/15/25	150	148

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Meritor, Inc. 6.750%, 6/15/21	$170	$175
MGM Resorts International 6.000%, 3/15/23	85	86
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	75	79
MPG Holdco I, Inc. 7.375%, 10/15/22	145	155
New York University 4.142%, 7/1/48	70	66
Numericable Group SA 144A 6.000%, 5/15/22(3)	200	198
Omega US Sub LLC 144A 8.750%, 7/15/23(3)	155	155
Penn National Gaming, Inc. 5.875%, 11/1/21	110	111
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	175	187
Priceline Group, Inc. (The) 3.650%, 3/15/25	195	190
QVC, Inc. 4.375%, 3/15/23	265	260
RSI Home Products, Inc. 144A 6.500%, 3/15/23(3)	75	76
Scientific Games International, Inc.
6.625%, 5/15/21	160	125
144A 7.000%, 1/1/22(3)	120	125
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(3)	65	66
Signet UK Finance plc 4.700%, 6/15/24	210	212
Station Casinos LLC 7.500%, 3/1/21	230	247
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(3)	110	109
Toll Brothers Finance Corp.
4.000%, 12/31/18	40	41
6.750%, 11/1/19	220	245
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	155	153
United Artists Theatre Circuit, Inc. Series BD-1 9.300%, 7/1/15(6)(7)	3	3
Viking Cruises Ltd. 144A 8.500%, 10/15/22(3)	160	178
Wyndham Worldwide Corp. 5.625%, 3/1/21	235	257

		5,510

Consumer Staples—1.3%
Flowers Foods, Inc. 4.375%, 4/1/22	275	287
Ingles Markets, Inc. 5.750%, 6/15/23	170	173
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	60	61
Reynolds American, Inc. 3.250%, 11/1/22	295	284
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	40	41
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	155	156

		1,002

Energy—4.0%
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	80	78

3

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20	$155		$164
CONSOL Energy, Inc. 5.875%, 4/15/22	105		90
Ecopetrol SA 5.375%, 6/26/26	155		153
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	245		274
FTS International, Inc. 6.250%, 5/1/22	60		44
Helmerich & Payne International Drilling Co. 144A 4.650%, 3/15/25(3)	115		118
Laredo Petroleum, Inc. 6.250%, 3/15/23	30		31
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	175		172
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	165		159
Newfield Exploration Co. 5.375%, 1/1/26	150		148
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	155		155
Petroleos Mexicanos
3.500%, 1/30/23	355		337
4.875%, 1/18/24	65		67
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	140		146
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	215		225
Weatherford International Ltd. 4.500%, 4/15/22	310		291
Williams Cos., Inc. (The)
3.700%, 1/15/23	200		186
4.550%, 6/24/24	170		165

			3,003

Financials—21.5%
Akbank TAS 144A 7.500%, 2/5/18(3)	375	TRY	126
Allstate Corp. (The) 5.750%, 8/15/53(2)(9)	310		327
Ally Financial, Inc. 4.125%, 3/30/20	105		105
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	190		190
Ares Capital Corp. 3.875%, 1/15/20	95		96
Ares Finance Co., LLC Finance Co., LLC 144A 4.000%, 10/8/24(3)	270		259
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	240		256
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	275		272
Banco Inbursa SA Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	160		154

	PAR VALUE	VALUE
Financials—(continued)
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)	$300	$319
Banco Santander Chile 144A 3.875%, 9/20/22(3)	450	454
Bancolombia S.A. 5.125%, 9/11/22	260	259
Bank of America Corp. 5.625%, 7/1/20	235	265
Bank of Baroda 144A 4.875%, 7/23/19(3)	200	213
Bank of India 144A 3.250%, 4/18/18(3)	265	270
Barclays Bank plc 144A 6.050%, 12/4/17(3)	250	272
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	210	182
Chubb Corp. (The) 6.375%, 3/29/67(2)	250	262
Citizens Financial Group, Inc. 144A 5.500% (2)(3)(8)	160	156
Compass Bank 3.875%, 4/10/25	250	235
Corporate Office Properties LP 3.600%, 5/15/23	265	242
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	130	133
CyrusOne LP (CyrusOne Finance Corp.) 144A 6.375%, 11/15/22(3)	160	166
Developers Diversified Realty Corp.
7.875%, 9/1/20	155	190
3.500%, 1/15/21	130	132
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	290	258
Digital Realty Trust LP 5.250%, 3/15/21	165	180
Discover Financial Services, Inc. 3.950%, 11/6/24	190	185
Education Realty Operating Partnership LP 4.600%, 12/1/24	205	206
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	155	152
Excel Trust LP 4.625%, 5/15/24	85	81
First Cash Financial Services, Inc. 6.750%, 4/1/21	100	106
Ford Motor Credit Co. LLC 5.750%, 2/1/21	235	264
FS Investment Corp.
4.250%, 1/15/20	165	167
4.750%, 5/15/22	60	59
General Motors Financial Co., Inc.
4.750%, 8/15/17	175	185
3.450%, 4/10/22	30	29
Genworth Holdings, Inc. 4.900%, 8/15/23	320	284
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	155	158
5.375%, 11/1/23	5	5
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	500	568

4

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	$125	$120
4.000%, 6/1/25	200	197
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(8)(9)	310	329
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	15	15
5.875%, 2/1/22	150	153
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	200	212
ING Groep NV 6.000%(2)(8)(9)	200	198
Intesa San Paolo S.p.A 3.125%, 1/15/16	215	217
iStar Financial, Inc. 5.000%, 7/1/19	90	89
Jefferies Group LLC 6.875%, 4/15/21	85	97
JPMorgan Chase & Co. Series Z, 5.300%(2)(8)(9)	45	45
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	215	206
Leucadia National Corp. 5.500%, 10/18/23	150	153
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	245	252
Lincoln National Corp. 4.200%, 3/15/22	250	262
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	15	17
Macquarie Group Ltd. 144A 6.250%, 1/14/21(3)	210	239
Morgan Stanley
5.550%, 4/27/17	330	354
4.100%, 5/22/23	155	155
6.375%, 7/24/42	435	533
MPT Operating Partnership LP 5.500%, 5/1/24	90	93
Navient LLC 5.500%, 1/25/23	200	190
Nordea Bank AB 144A 4.250%, 9/21/22(3)	265	271
PKO Finance AB 144A 4.630%, 9/26/22(3)(10)	255	263
Progressive Corp. (The) 6.700%, 6/15/37(2)	171	178
Prudential Financial, Inc.
5.875%, 9/15/42(2)	190	201
5.625%, 6/15/43(2)(9)	280	290
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	153
RHP Hotel Properties LP (RHP Finance Corp.) 144A 5.000%, 4/15/23(3)	20	20
Sabra Health Care LP 5.500%, 2/1/21	50	52
Select Income REIT 4.500%, 2/1/25	190	183
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	160	161

	PAR VALUE	VALUE
Financials—(continued)
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	$305	$308
UBS AG 7.625%, 8/17/22	500	585
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	250	241
Voya Financial, Inc. 5.650%, 5/15/53(2)	280	287
Walter Investment Management Corp. 7.875%, 12/15/21	210	196
WP Carey, Inc. 4.600%, 4/1/24	160	160
XLIT Ltd. Series E, 6.500%, 12/29/49(2)	240	205
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	105	93

		16,395

Health Care—3.9%
AbbVie, Inc. 3.600%, 5/14/25	65	64
Acadia Healthcare Co., Inc. 5.125%, 7/1/22	65	65
Alere, Inc. 144A 6.375%, 7/1/23(3)	60	61
Capsugel SA PIK Interest Capitalization, 7.00% interest, 0.75% capitalization 144A 7.000%, 5/15/19(3)(12)	35	36
Cardinal Health, Inc.
3.200%, 3/15/23	130	128
3.750%, 9/15/25	165	164
Community Health Systems, Inc. 5.125%, 8/1/21	45	46
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	10	10
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	120	106
DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	90	87
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(3)	160	174
HCA, Inc.
6.500%, 2/15/20	160	179
5.375%, 2/1/25	270	273
Hologic, Inc. 144A 5.250%, 7/15/22(3)	10	10
IASIS Healthcare LLC 8.375%, 5/15/19	80	83
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 8.75% interest, 0.75% capitalization 144A 8.750%, 5/1/20(3)(11)	85	86
Mallinckrodt International Finance S.A.
144A 5.750%, 8/1/22(3)	60	61
144A 5.500%, 4/15/25(3)	5	5
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	115	118

5

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Owens & Minor, Inc. 3.875%, 9/15/21	$35	$36
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	75	76
Select Medical Corp. 6.375%, 6/1/21	205	208
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(3)	55	55
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	160	161
Tenet Healthcare Corp.
144A 3.786%, 6/15/20(2)(3)	75	76
4.500%, 4/1/21	160	159
8.125%, 4/1/22	220	241
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(3)	25	27
144A 5.500%, 3/1/23(3)	50	51
144A 5.875%, 5/15/23(3)	60	62
144A 6.125%, 4/15/25(3)	30	31

		2,939

Industrials—3.9%
ADT Corp. (The) 6.250%, 10/15/21	260	274
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(3)	150	149
Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	89	92
Berry Plastics Corp. 5.125%, 7/15/23	145	142
Bombardier, Inc.
144A 4.750%, 4/15/19(3)	155	151
144A 6.125%, 1/15/23(3)	160	143
Building Materials Corp. of America 144A 5.375%, 11/15/24(3)	75	74
Carpenter Technology Corp. 4.450%, 3/1/23	250	248
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	344	377
00-1, A1 8.048%, 11/1/20	297	337
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	287	307
Masco Corp.
5.950%, 3/15/22	145	163
4.450%, 4/1/25	55	55
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	171	179
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(3)	75	73

	PAR VALUE	VALUE
Industrials—(continued)
TransDigm, Inc.
6.000%, 7/15/22	$115	$114
144A 6.500%, 5/15/25(3)	45	45
United Rentals North America, Inc. 5.500%, 7/15/25	75	73

		2,996

Information Technology—2.7%
Blue Coat Holdings, Inc. 144A 8.375%, 6/1/23(3)	100	102
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	270	269
First Data Corp. 11.750%, 8/15/21	338	381
Flextronics International Ltd. 144A 4.750%, 6/15/25(3)	200	198
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(3)	120	113
KLA-Tencor Corp. 4.650%, 11/1/24	190	190
McGraw Hill Financial, Inc. 144A 4.000%, 6/15/25(3)	195	195
NXP BV (NXP Funding LLC) 144A 4.125%, 6/15/20(3)	200	202
Project Homestake Merger Corp. 144A 8.875%, 3/1/23(3)	70	68
SunGard Data Systems, Inc. 6.625%, 11/1/19	115	119
Verisk Analytics, Inc. 4.000%, 6/15/25	190	186

		2,023

Materials—3.3%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	310	323
ArcelorMittal 6.125%, 6/1/25	155	155
Cemex SAB de CV 144A 7.250%, 1/15/21(3)	265	280
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	95	94
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	150	151
FMG Resources August 2006 Pty Ltd. Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	25	26
Hexion U.S. Finance Corp. 6.625%, 4/15/20	130	120
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	375	376
Methanex Corp. 4.250%, 12/1/24	190	188
NewMarket Corp. 4.100%, 12/15/22	288	291
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	140	146
Tronox Finance LLC 6.375%, 8/15/20	160	149
United States Steel Corp. 6.875%, 4/1/21	110	111
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	115	123

		2,533

6

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—2.4%
AT&T, Inc. 3.875%, 8/15/21	$425	$438
CCO Holdings LLC
5.250%, 3/15/21	75	75
5.250%, 9/30/22	80	79
CCO Holdings LLC (CCO Holdings Capital Corp.) 144A 5.125%, 5/1/23(3)	80	78
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	215	216
Frontier Communications Corp. 6.250%, 9/15/21	185	169
Level 3 Financing, Inc. 7.000%, 6/1/20	160	170
Telefonica Emisiones SAU 4.570%, 4/27/23	225	236
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25(3)	200	192
Windstream Corp. 7.750%, 10/15/20	200	197

		1,850

Utilities—2.5%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	270	271
AmeriGas Partners LP 7.000%, 5/20/22	140	149
Calpine Corp. 5.375%, 1/15/23	121	120
Dynegy, Inc.
144A 7.375%, 11/1/22(3)	85	90
144A 7.625%, 11/1/24(3)	30	32
Electricite de France SA 144A 5.250%(2)(3)(8)(9)	280	280
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	210	215
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	250	267
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	200	209
Talen Energy Supply LLC 144A 5.125%, 7/15/19(3)	90	89
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	145	148

		1,870

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $39,996)		40,121

CONVERTIBLE BOND—0.4%
General Electric Capital Corp. Series A 7.125%, 12/15/49(2)	290	335

TOTAL CONVERTIBLE BOND (Identified Cost $290)		335

	PAR VALUE	VALUE
LOAN AGREEMENTS(2)—6.6%
Consumer Discretionary—1.7%
Brickman Group Ltd. LLC (The) First Lien, 7.500%, 12/17/21	$78	$78
Caesars Entertainment Operating Co., Inc. Tranche B-7, 1.500%, 1/28/18(5)	50	44
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	60	52
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	109	101
Cirque Du Soleil 0.000%, 6/24/22(13)	40	40
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	80	75
Life Time Fitness 4.250%, 6/10/22	95	94
Marina District Finance Co., Inc. 6.500%, 8/15/18	94	95
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	212	213
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	21	21
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	97	97
Staples, Inc. First Lien, 0.000%, 4/23/21(13)	148	148
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	202	189
U.S. Farathane Corp. 6.750%, 12/23/21	78	79

		1,326

Consumer Staples—0.4%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	113	113
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	122	125
Rite Aid Corp.
Tranche 1, Second Lien, 5.750%, 8/21/20	14	14
Tranche 2, Second Lien, 4.875%, 6/21/21	80	80

		332

Energy—0.8%
Arch Coal, Inc. 6.250%, 5/16/18	158	109
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	117	111
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	99	85
Fieldwood Energy LLC Second Lien, 0.000%, 9/30/20(13)	159	122
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	94	90

7

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Templar Energy LLC Second Lien, 8.500%, 11/25/20	$156	$115

		632

Financials—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	71	72

Health Care—1.0%
Amneal Pharmaceuticals LLC Tranche B, 5.000%, 11/1/19	57	57
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	63	63
Second Lien, 11.000%, 1/2/19	96	97
Concentra, Inc. First Lien, Tranche B 4.000%, 6/1/22	9	9
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	110	111
MMM Holdings, Inc. 9.750%, 12/12/17	52	43
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	37	31
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	74	74
Regional Care, Inc. (RCHP, Inc.) First Lien, 5.250%, 4/23/19	135	135
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	101	101
Second Lien, 8.500%, 11/3/21	63	63

		784

Industrials—0.5%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	25	25
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien 8.250%, 1/25/21	120	119
Navistar, Inc. Tranche B, 5.750%, 8/17/17	149	150
Sedgwick Claims Management Services, Inc. Second Lien, 0.000%, 2/28/22(13)	120	118

		412

Information Technology—1.3%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	109	110
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	81	82
Deltek, Inc.

	PAR VALUE		VALUE
Information Technology—(continued)
First Lien 0.000%, 6/25/22(13)	$5		$5
Second Lien 0.000%, 6/23/23(13)	51		51
Epicor Software Corp. Tranche B, 4.750%, 6/1/22	58		58
First Data Corp. 0.000%, 6/24/22(13)	35		35
Infinity Acquisition Ltd. 4.000%, 8/6/21	76		76
Kronos, Inc. Second Lien, 9.750%, 4/30/20	195		201
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	108		108
Presidio, Inc. Refinancing Term 5.250%, 2/2/22	102		102
Riverbed Technologies, Inc. 6.000%, 4/24/22	68		69
SS&C Technologies, Inc.
0.000%, 6/29/22(13)	49		49
0.000%, 6/29/22(13)	11		11

			957

Materials—0.7%
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	277		247
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	110		110
INEOS U.S. Finance LLC 2022 Dollar 0.000%, 3/31/22(13)	9		9
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	150		125

			491

Utilities—0.1%
Atlantic Power LP 4.750%, 2/24/21	31		32

TOTAL LOAN AGREEMENTS (Identified Cost $5,277)			5,038

	SHARES		VALUE
PREFERRED STOCKS—2.9%
Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	200	(14)	200

Financials—2.6%
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	150	(14)	149
Citigroup, Inc. Series J, 7.125%	8,000		219
Citigroup, Inc. Series N, 5.800%(2)	155	(14)	156
General Electric Capital Corp. Series C, 5.25%(2)	300	(14)	308

8

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
Financials—(continued)
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	115	(14)	$115
JPMorgan Chase & Co. Series V, 5.000%(2)	315	(14)	308
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	215	(14)	205
SunTrust Bank, Inc. 5.625%(2)	45	(14)	45
Wells Fargo & Co. Series K, 7.980%(2)	230	(14)	249
Zions Bancorp 6.950%(2)	8,800		245

			1,999

TOTAL PREFERRED STOCKS (Identified Cost $2,183)			2,199

AFFILIATED MUTUAL FUND—1.5%
Virtus Credit Opportunities Fund	116,400		1,160

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,164)			1,160

TOTAL LONG TERM INVESTMENTS—98.8% (Identified Cost $74,943)			75,263	(15)

TOTAL INVESTMENTS—98.8% (Identified Cost $74,943)			75,263	(1)
Other assets and liabilities, net—1.2%			926

NET ASSETS—100.0%			$76,189

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2015.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $21,340 or 28.0% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Security in default.
(6)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(7)	Illiquid security.
(8)	No contractual maturity date.
(9)	Interest payments may be deferred.
(10)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(11)	92.1% of the income received was in cash and 7.9% is interest capitalization..
(12)	90% of the income received was in cash and 10% is interest capitalization.
(13)	This loan will settle after June 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(14)	Value shown as par value.
(15)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.

Foreign Currencies:

CLP	Chilean Peso
TRY	Turkish Lira
UYU	Uruguayan Peso

9

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	82%
Chile	2
Mexico	2
Canada	1
India	1
Switzerland	1
United Kingdom	1
Other	10

Total	100%

† % of total investments as of June 30, 2015

10

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$5,428	$—	$5,428	$—
Convertible Bond	335	—	335	—
Corporate Bonds And Notes	40,121	—	40,118	3
Foreign Government Securities	970	—	970	—
Loan Agreements	5,038	—	5,038	—
Mortgage-Backed Securities	15,821	—	15,821	—
Municipal Bonds	1,217	—	1,217	—
U.S. Government Securities	2,974	—	2,974	—
Equity Securities:
Affiliated Mutual Fund	1,160	1,160	—	—
Preferred Stocks	2,199	464	1,735	—

Total Investments	$75,263	$1,624	$73,636	$3

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Corporate Bonds And Notes
Balance as of September 30, 2014:	$5
Accrued discount/(premium)	—	(c)
Realized gain (loss)	—	(c)
Change in unrealized appreciation (depreciation)		(c)
Purchases
Sales(b)	(2)
Transfers into Level 3 (a)
Transfers from Level 3 (a)

Balance as of June 30, 2015	$3	(d)

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)

Includes internally fair valued security. See the last paragraph under “Note 1A Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(2)—97.8%
Development Revenue—6.3%
Los Angeles County Redevelopment Refunding Authority, Long Beach Project, Series A 5.000%, 8/1/34	$215	$240
Milpitas Redevelopment Agency, Redevelopment Project Area #1 5.000%, 9/1/30	250	284
San Diego Redevelopment Agency Center City, Tax Allocation Series B (AMBAC Insured) 5.350%, 9/1/24	500	501
Tax Allocation Series A (AMBAC Insured) 4.750%, 9/1/30	500	517
San Marcos Redevelopment Agency, Series A 5.000%, 10/1/33	60	68
Santa Clara Redevelopment Agency, Bayshore North Project (NATL Insured) 5.000%, 6/1/22	500	506

		2,116

General Obligation—17.1%
Brea Olinda Unified School District, Series A (NATL Insured) 6.000%, 8/1/15	150	151
Cajon Valley Union School District Union School District 5.000%, 8/1/31	250	282
Contra Costa Community College District, 4.000%, 8/1/28	45	47
Grossmont Health Care District Series D, 5.000%, 7/15/25	350	425
Los Alamitos Unified School District, School Facilities Improvement District1, 2008 Election - Series E 5.250%, 8/1/39	250	282
Los Angeles Unified School District, Series B 5.000%, 7/1/24	250	305
Placer Union High School District, (AGM Insured) 0.000%, 8/1/32	1,450	696
Riverside Unified School District, Series C (AGM Insured) 5.000%, 8/1/32	275	298
Ross Valley School District, 2010 Election Series B 5.000%, 8/1/37	350	390
San Diego Community College District, Election of 2006 5.000%, 8/1/43	250	278
San Diego Unified School District, 1998 Election, Series C2 (AGM Insured) 5.500%, 7/1/25	225	283
San Jose Unified School District, 5.000%, 8/1/20	230	271

	PAR VALUE	VALUE
General Obligation—(continued)
Sequoia Union High School District, 4.000%, 7/1/26	$250	$272
State of California, 5.500%, 3/1/26	250	279
(AMBAC Insured) 5.000%, 2/1/27	290	352
5.000%, 9/1/32	300	335
5.000%, 12/1/37	275	297
6.000%, 4/1/38	250	291
Sunnyvale Elementary School District, 4.000%, 9/1/42	200	200

		5,734

General Revenue—22.5%
Anaheim Public Financing Authority, Public Improvement Projects, Series C (AGM Insured) 6.000%, 9/1/16	735	760
California Infrastructure & Economic Development Bank, 5.000%, 10/1/23	200	241
City of Pomona, Certificates of Participation, (AMBAC Insured) 5.500%, 6/1/28	700	709
Contra Costa Transportation Authority, Series B 5.000%, 3/1/29	220	253
Golden State Tobacco Securitization Corp., Enhanced Asset, Series A 5.000%, 6/1/29	350	393
Series A-1 5.125%, 6/1/47	950	719
Imperial County Local Transportation Authority, Series E 4.000%, 6/1/20	300	331
MidPeninsula Regional Open Space District, 5.000%, 9/1/23	120	146
Municipal Finance Authority, Bowles Hall Foundation Series A 4.000%, 6/1/22	100	106
North City West School Facilities Financing Authority, Series B (AMBAC Insured) 5.250%, 9/1/19	750	839
Sacramento Area Flood Control Agency, Consololidated Capital Assessment District (BHAC Insured) 5.500%, 10/1/28	250	283
South Bay Regional Public Communications Authority, Hawthorne Projects, Series B (ACA Insured) 4.750%, 1/1/31	435	439
State of California Public Works Board, Department of General Services, Buildings 8&9 6.125%, 4/1/29	500	582

1

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
General Revenue—(continued)
Capital Projects, Series G-1 5.750%, 10/1/30	$550	$642
Department of Forestry & Fire Protection, Series E 5.000%, 11/1/32	500	544
Tustin Unified School District, Community Facilities, District #97-1, (BAM Insured) 5.000%, 9/1/33	250	278
Ventura County Public Financing Authority, Series A 5.000%, 11/1/25	250	293

		7,558

Higher Education Revenue—4.1%
California Educational Facilities Authority, Pomona College, Series A 5.000%, 7/1/45	500	501
California State University, Series A 5.250%, 11/1/38	435	490
University of California, Series AO 5.000%, 5/15/23	100	121
Series I 5.000%, 5/15/23	225	271

		1,383

Medical Revenue—7.4%
Health Facilities Financing Authority, Cedars-Sinai Medical Center, 5.000%, 11/15/34	400	405
Kaiser Permanente, Series A 5.250%, 4/1/39	400	410
Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 2/1/27	100	112
San Benito Health Care District, (CHFCLIF Insured) 4.000%, 3/1/18	140	149
State Health Facilities Financing Authority, El Camino Hospital, Series A 5.000%, 2/1/26	100	116
Lucille Salter Packard Children’s Hospital at Stanford, Series A 5.000%, 8/15/43	100	110
Statewide Communities Development Authority, Sutter Health, Series B, (AMBAC Insured) 5.000%, 11/15/38	205	215
Cottage Health System 5.000%, 11/1/43	250	274
St. Joseph Health System, Series C, (FGIC Insured) 5.750%, 7/1/47	350	386
University of California, Regents Medical, Series A (NATL Insured) 4.750%, 5/15/31	300	303

		2,480

Natural Gas Revenue—2.2%
Roseville Natural Gas Financing Authority,

	PAR VALUE	VALUE
Natural Gas Revenue—(continued)
5.000%, 2/15/24	$450	$503
5.000%, 2/15/27	195	217

		720

Power Revenue—5.1%
Imperial Irrigation District, Series B 5.000%, 11/1/36	200	222
Northern California Power Agency, Hydroelectric Project No 1,, 5.000%, 7/1/32	200	221
Sacramento Municipal Utility District, Series X 5.000%, 8/15/26	350	408
Series B 5.000%, 8/15/29	150	172
Series A 5.000%, 8/15/37	250	279
Southern California Public Power Authority, Windy Project Series 1, 5.000%, 7/1/28	250	289
State Department of Water Resources Power Supply Revenue, Series O 5.000%, 5/1/22	100	120

		1,711

Pre-Refunded—16.5%
Bay Area Toll Authority, Series F-1 (Pre-refunded 4/1/34 @100) 5.000%, 4/1/34	350	399
Series F-1 (Pre-refunded 4/1/19 @100) 5.125%, 4/1/39	400	458
City of Stockton, O’Connors Woods Project, Series A (Pre-refunded 9/20/17 @ 100) (GNMA Collateralized) 5.600%, 3/20/28	160	167
Department of Water Resources, Central Valley Project, (Pre-refunded 6/1/18 @100) Series 5.000%, 12/1/28	35	39
Health Facilities Financing Authority, Providence Health & Services, Series C (Pre-refunded 10/1/18 @100) 6.500%, 10/1/18	5	6
Providence Health & Services, Series C - (Pre-refunded 10/1/18 @100) 6.500%, 10/1/38	195	229
Infrastructure & Economic Development Bank, Bay Area Toll Bridges (Pre-refunded 7/1/26 @100) (AMBAC Insured) 5.125%, 7/1/37	755	952
Los Angeles Unified School District, 2002 Election Series C (Pre-refunded 7/1/17 @100)(AGM Insured) 5.000%, 7/1/24	300	325

2

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Pre-Refunded—(continued)
Northern California Power Agency, Series A (Pre-refunded 7/1/21 @ 100) (AMBAC Insured) 7.500%, 7/1/23	$195	$244
Riverside County Single Family, Series A (Pre-refunded 11/1/15 @ 100) (GNMA Collateralized) 7.800%, 5/1/21	1,085	1,432
Sacramento Municipal Utility District, Cosumnes Project (NATL Insured) (Pre-refunded 7/1/16 @100) 4.750%, 7/1/26	500	522
University of California, Series D (Pre-refunded 5/15/28 @100) (NATL Insured) 5.000%, 5/15/28	710	746

		5,519

Transportation Revenue—6.4%
City of Los Angeles, Department of Airports, Series B 5.000%, 5/15/32	200	232
Port of Los Angeles, Series B 5.000%, 8/1/35	235	268
San Diego County Regional Airport Authority, Subordinate Series A 5.000%, 7/1/40	250	273
Series B 5.000%, 7/1/40	500	545
San Diego Unified Port District, Series A 5.000%, 9/1/28	200	228
San Francisco City & County Airports Community-San Francisco International Airport, 2nd Series B 5.000%, 5/1/43	150	165
San Francisco Municipal Transportation Agency, 5.000%, 3/1/31	125	141
5.000%, 3/1/33	250	283

		2,135

Water & Sewer Revenue—10.2%
City of Manteca Water Revenue, 5.000%, 7/1/27	300	342
City of Oakland Sewer Revenue, Series A 5.000%, 6/15/29	200	233
East Bay Municipal Utility District Wastewater System Revenue, Series A, 5.000%, 6/1/32	260	305
Los Angeles County Sanitation District 14 Capital Projects 5.000%, 10/1/25	300	363
Los Angeles Department of Water & Power, Series A 5.000%, 7/1/35	295	336
Series A 5.000%, 7/1/44	200	223
Ross Valley Public Financing Authority, Sanitary District #1, (AGM Insured) 5.000%, 10/1/33	225	252

	PAR VALUE	VALUE
Water & Sewer Revenue—(continued)
Sacramento County Sanitation Districts Financing Authority, Series A 5.000%, 12/1/35	$200	$226
San Diego County Water Authority, 5.000%, 5/1/31	250	287
Santa Margarita-Dana Point Authority, Water Districts Improvements, Districts 2,3,4, Series A 5.125%, 8/1/38	630	695
Silicon Valley Clean Water, Sewer Improvement 5.000%, 2/1/34	150	169

		3,431

TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $31,206)		32,787

TOTAL LONG TERM INVESTMENTS—97.8% (Identified Cost $31,206)		32,787

TOTAL INVESTMENTS—97.8% (Identified Cost $31,206)		32,787	(1)
Other assets and liabilities, net—2.2%		753

NET ASSETS—100.0%		$33,540

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured.
BHAC	Berkshire Hathaway Assurance Corp.
CHFCLIF	California Health Facility Construction Loan Insurance Fund.
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)

At June 30, 2015, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 100%. At June 30, 2015 39.6% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: AMBAC 13%.

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$32,787	$32,787

Total Investments	$32,787	$32,787

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS DISCIPLINED EQUITY STYLE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS(2)—100.9%
iShares Russell 1000(R) Growth Index Fund	15,075	$1,493
iShares Russell 2000(R) Growth Index Fund	9,880	1,527
iShares Russell Midcap(R) Growth Index Fund	15,445	1,496

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $4,296)		4,516

TOTAL LONG TERM INVESTMENTS—100.9% (Identified Cost $4,296)		4,516

SHORT-TERM INVESTMENTS—0.3%
Money Market Mutual Fund—0.3%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	14,309	14

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $14)		14

TOTAL INVESTMENTS—101.2% (Identified Cost $4,310)		4,530	(1)
Other assets and liabilities, net—(1.2)%		(53)

NET ASSETS—100.0%		$4,477

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$4,516	$4,516
Short-Term Investments	14	14

Total Investments	$4,530	$4,530

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS DISCIPLINED SELECT BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUND(2)—98.4%
iShares Barclays Treasury Inflation Protected Securities Bond Fund	13,100	$1,468

TOTAL EXCHANGE-TRADED FUND (Identified Cost $1,469)		1,468

TOTAL LONG TERM INVESTMENTS—98.4% (Identified Cost $1,469)		1,468

SHORT-TERM INVESTMENTS—1.1%
Money Market Mutual Fund—1.1%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	17,352	17

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $17)		17

TOTAL INVESTMENTS—99.5% (Identified Cost $1,486)		1,485	(1)
Other assets and liabilities, net—0.5%		7

NET ASSETS—100.0%		$1,492

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Fund	$1,468	$1,468
Short-Term Investments	17	17

Total Investments	$1,485	$1,485

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS DISCIPLINED SELECT COUNTRY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS(2)—97.9%
iShares MSCI France Index Fund	5,540	$143
iShares MSCI Germany Index Fund	4,630	129
iShares MSCI Hong Kong Index Fund	3,920	88
iShares MSCI Italy Index Fund Capped	2,370	35
iShares MSCI Japan Index Fund	29,230	375
iShares MSCI Netherlands Investable Market Index Fund	2,800	72
iShares MSCI Singapore Index Fund	4,010	50
iShares MSCI Sweden Index Fund	1,360	43
iShares MSCI Switzerland Index Fund Capped	5,770	189
iShares MSCI United Kingdom Index Fund	14,500	265

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,381)		1,389

TOTAL LONG TERM INVESTMENTS—97.9% (Identified Cost $1,381)		1,389

SHORT-TERM INVESTMENTS—0.1%
Money Market Mutual Fund—0.1%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	1,960	2

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2)		2

TOTAL INVESTMENTS—98.0% (Identified Cost $1,383)		1,391	(1)
Other assets and liabilities, net—2.0%		28

NET ASSETS—100.0%		$1,419

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,389	$1,389
Short-Term Investments	2	2

Total Investments	$1,391	$1,391

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS DYNAMIC TREND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.3%
Consumer Discretionary—30.9%
AutoNation, Inc.(2)	35,972	$2,265
AutoZone, Inc.(2)	15,360	10,244
Cablevision Systems Corp. Class A	22,390	536
CarMax, Inc.(2)	100,420	6,649
Comcast Corp. Class A	296,467	17,829
DIRECTV(2)	63,710	5,912
Garmin Ltd.	258,250	11,345
Hasbro, Inc.	184,270	13,782
Harman International Industries, Inc.	147,055	17,491
Home Depot, Inc.	185,140	20,575
Lowe’s Cos., Inc.	137,730	9,224
Mattel, Inc.	606,710	15,586
NIKE, Inc. Class B	270,250	29,192
O’Reilly Automotive, Inc.(2)	48,385	10,934
Time Warner, Inc.	76,257	6,666
Time Warner Cable, Inc.	30,242	5,388
Twenty-First Century Fox, Inc. Class A	165,857	5,398
Viacom, Inc. Class B	32,340	2,090
Whirlpool Corp.	162,052	28,043
Walgreens Boots Alliance, Inc.	142,090	11,998
Walt Disney Co. (The)	135,030	15,412

		246,559

Consumer Staples—9.5%
Brown-Forman Corp. Class B	123,780	12,400
Constellation Brands, Inc. Class A	146,090	16,950
CVS Caremark Corp.	168,460	17,668
Kroger Co. (The)	283,065	20,525
Whole Foods Market, Inc.	216,412	8,535

		76,078

Financials—7.2%
CBRE Group, Inc. Class A(2)	787,805	29,149
HCP, Inc.	214,300	7,815
Health Care REIT, Inc.	162,375	10,657
Ventas, Inc.	154,280	9,579

		57,200

Health Care—15.2%
Aetna, Inc.	40,145	5,117
Alexion Pharmaceuticals, Inc.(2)	10,455	1,890

	SHARES	VALUE
Health Care—(continued)
AmerisourceBergen Corp.	51,700	$5,498
Amgen, Inc.	40,805	6,264
Anthem, Inc.	31,115	5,107
Biogen, Inc.(2)	12,310	4,973
Cardinal Health, Inc.	79,970	6,690
Celgene Corp.(2)	42,800	4,953
Cigna Corp.	30,135	4,882
Gilead Sciences, Inc.	76,360	8,940
HCA Holdings, Inc.(2)	192,250	17,441
Humana, Inc.	17,500	3,347
McKesson Corp.	56,342	12,666
Schein (Henry), Inc.(2)	20,060	2,851
Patterson Cos., Inc.	20,380	992
Regeneron Pharmaceuticals, Inc.(2)	3,730	1,903
Tenet Healthcare Corp.(2)	70,455	4,078
Universal Health Services, Inc. Class B	58,290	8,283
UnitedHealth Group, Inc.	111,930	13,655
Vertex Pharmaceuticals, Inc.(2)	12,750	1,574

		121,104

Industrials—14.1%
Allegion plc	191,485	11,516
American Airlines Group, Inc.	216,010	8,626
Delta Air Lines, Inc.	246,540	10,128
Masco Corp.	666,330	17,771
Robert Half International, Inc.	529,867	29,408
Ryder System, Inc.	322,582	28,184
Southwest Airlines Co.	200,530	6,635

		112,268

Information Technology—10.9%
Alliance Data Systems Corp. (2)	4,995	1,458
Apple, Inc.	184,875	23,188
Automatic Data Processing, Inc.	37,980	3,047
Computer Sciences Corp.	10,642	699
Electronic Arts, Inc.(2)	440,810	29,314
EMC Corp.	65,550	1,730
Fidelity National Information Services, Inc.	23,000	1,421
Fiserv, Inc.(2)	19,050	1,578
Hewlett-Packard Co.	59,277	1,779
MasterCard, Inc. Class A	78,352	7,324
NetApp, Inc.	10,330	326
Paychex, Inc.	25,930	1,216

1

VIRTUS DYNAMIC TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
SanDisk Corp.	6,650	$387
Seagate Technology plc	10,870	516
Total System Services, Inc.	13,215	552
Visa, Inc. Class A	154,460	10,372
Western Digital Corp.	6,970	547
Western Union Co. (The)	41,590	846
Xerox Corp.	82,140	874

		87,174

Materials—6.9%
Ecolab, Inc.	73,780	8,342
Freeport-McMoRan Copper & Gold, Inc.	1,345,510	25,054
International Flavors & Fragrances, Inc.	21,990	2,403
PPG Industries, Inc.	74,780	8,579
Sherwin-Williams Co. (The)	22,110	6,081
Sigma-Aldrich Corp.	33,060	4,607

		55,066

Telecommunication Services—3.6%
Level 3 Communications, Inc.(2)	544,390	28,673

		28,673

TOTAL COMMON STOCKS (Identified Cost $799,808)		784,122

TOTAL LONG TERM INVESTMENTS—98.3% (Identified Cost $799,808)		784,122

TOTAL INVESTMENTS—98.3% (Identified Cost $799,808)		784,122	(1)

Other assets and liabilities, net—1.7%		13,456

NET ASSETS—100.0%		$797,578

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$784,122	$784,122

Total Investments	$784,122	$784,122

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—25.6%
Arab Republic of Egypt 144A 5.875%, 6/11/25(3)	$200		$195
Argentine Republic Series NY, 8.280%, 12/31/33(11)	196		188
Bermuda RegS 4.854%, 2/6/24(4)	200		210
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	155		68
RegS 7.750%, 10/13/19(4)	140		55
7.650%, 4/21/25	285		105
9.375%, 1/13/34	325		129
Croatian Republic RegS 6.000%, 1/26/24(4)	200		211
Dominican Republic 144A 6.850%, 1/27/45(3)	100		102
Gabonese Republic 144A 6.950%, 6/16/25(3)	200		199
Hellenic Republic 3.000%, 2/24/24(2)	200	EUR	96
Hungary
5.375%, 2/21/23	146		159
5.750%, 11/22/23	22		24
5.375%, 3/25/24	60		65
Kingdom of Bahrain 144A 6.000%, 9/19/44(3)	200		187
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	200		204
Mongolia 144A 5.125%, 12/5/22(3)	200		182
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	400		408
Republic of Chile 5.500%, 8/5/20	70,000	CLP	117
Republic of Colombia Treasury Note, Series B, 11.250%, 10/24/18	100,000	COP	45
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200		194
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	200		196
Republic of Ecuador 144A 7.950%, 6/20/24(3)	200		180
Republic of El Salvador
144A 6.375%, 1/18/27(3)	155		151
144A 7.650%, 6/15/35(3)	70		71
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	1,571,000	IDR	121
Series FR63, 5.625%, 5/15/23	624,000	IDR	40
144A 5.125%, 1/15/45(3)	200		191
Republic of Iraq RegS 5.800%, 1/15/28(4)	250		203
Republic of Kazakhstan 144A 4.875%, 10/14/44(3)	200		174
Republic of Lithuania 144A 6.125%, 3/9/21(3)	100		115
Republic of Panama
5.200%, 1/30/20	200		220
3.750%, 3/16/25	200		197
Republic of Poland
Series 1021, 5.750%, 10/25/21	300	PLN	92

	PAR VALUE		VALUE
4.000%, 1/22/24	$84		$88
Republic of Romania
144A 6.750%, 2/7/22(3)	150		175
144A 4.875%, 1/22/24(3)	84		89
RegS 6.125%, 1/22/44(4)	120		135
Republic of South Africa
Series R203, 8.250%, 9/15/17	758	ZAR	64
Series R208, 6.750%, 3/31/21	1,470	ZAR	114
Republic of Sri Lanka 144A 5.875%, 7/25/22(3)	200		197
Republic of Turkey
5.125%, 3/25/22	200		210
6.750%, 5/30/40	225		259
Republic of Uruguay 5.100%, 6/18/50	400	(8)	381
Republic of Zambia 144A 5.375%, 9/20/22(3)	200		174
State of Qatar 144A 5.750%, 1/20/42(3)	200		240
United Mexican States Series M, 6.500%, 6/9/22	614	MXN	40

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $7,936)			7,260

CORPORATE BONDS AND NOTES—69.7%
Australia—0.2%
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(3)	65		55

Austria—1.5%
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	200		208
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	200		208

			416

Barbados—0.8%
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	200		216

Bermuda—1.8%
Aircastle Ltd. 6.250%, 12/1/19	100		109
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	200		201
Kunlun Energy Co. Ltd. 144A 3.750%, 5/13/25(3)	200		193

			503

Brazil—2.6%
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	300	BRL	91
BRF SA 7.750%, 5/22/18	400	BRL	107

1

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Brazil—(continued)
Itau Unibanco Holding SA RegS 5.650%, 3/19/22(4)	$250	$252
Petrobras International Finance Co. 6.750%, 1/27/41	100	88
Vale Overseas Ltd. 6.875%, 11/21/36	200	193

		731

Canada—0.7%
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	45	45
Pacific Rubiales Energy Corp. 144A 5.125%, 3/28/23(3)	200	144
VRX Escrow Corp. 144A 6.125%, 4/15/25(3)	15	15

		204

Cayman Islands—4.9%
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	115	116
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	200	194
Marfrig Overseas Ltd. 144A 9.500%, 5/4/20(3)	200	205
Odebrecht Finance Ltd 144A 4.375%, 4/25/25(3)	200	153
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	184	132
Petrobras Global Finance BV 5.375%, 1/27/21	200	192
Tencent Holdings Ltd. 144A 3.800%, 2/11/25(3)	200	194
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25(3)	200	192

		1,378

Chile—3.1%
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	250	258
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	200	201
Latam Airlines Group SA 144A 7.250%, 6/9/20(3)	200	206
Transelec S.A. 144A 4.250%, 1/14/25(3)	200	200

		865

China—1.4%
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	200	205
China Railway Resources Huitung Ltd. 3.850%, 2/5/23	200	197

		402

Colombia—1.3%
Bancolombia S.A. 5.125%, 9/11/22	100	100
Comcel Trust 144A 6.875%, 2/6/24(3)	200	211
Ecopetrol SA 5.375%, 6/26/26	70	69

		380

	PAR VALUE	VALUE
Georgia—0.7%
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	$200	$209

Hong Kong—2.0%
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	200	219
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(6)(7)	325	345

		564

India—1.8%
Bank of Baroda 144A 4.875%, 7/23/19(3)	200	213
ICICI Bank Ltd. 144A 6.375%, 4/30/22(2)(3)	300	310

		523

Indonesia—3.9%
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	200	188
Pertamina Persero PT
144A 4.875%, 5/3/22(3)	200	202
144A 6.000%, 5/3/42(3)	275	256
144A 5.625%, 5/20/43(3)	200	179
Perusahaan Listrik Negara PT 144A 5.500%, 11/22/21(3)	250	266

		1,091

Ireland—1.4%
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(5)	200	201
Metalloinvest Finance Ltd. 144A 5.625%, 4/17/20(3)	200	184

		385

Israel—0.8%
Israel Electric Corp. Ltd. RegS 7.250%, 1/15/19(4)	200	226

Kazakhstan—1.9%
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	200	178
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	200	188
KazMunayGas National Co. JSC 144A 5.750%, 4/30/43(3)	200	168

		534

Luxembourg—4.3%
Altice SA 144A 7.625%, 2/15/25(3)	200	189

2

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Luxembourg—(continued)
Ardagh Finance Holdings SA PIK Interest Capitalization, 144A 8.625%, 6/15/19(3)(9)	$218		$226
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(5)	200		185
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	200		206
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200		147
Sberbank of Russia (Sberbank Capital SA) 144A 5.125%, 10/29/22(3)(5)	200		171
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(5)	100		105

			1,229

Macedonia—0.7%
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	200		208

Malaysia—0.7%
Petronas Capital Ltd. 144A 4.500%, 3/18/45(3)	200		193

Mexico—6.4%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	200		205
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	200		208
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	122
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.750%, 9/30/22(3)	150		165
Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)(7)	200		210
Cemex SAB de CV 144A 7.250%, 1/15/21(3)	200		212
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)	199		202
Grupo Televisa SAB 7.250%, 5/14/43	2,000	MXN	108
Petroleos Mexicanos
6.375%, 1/23/45	200		206
144A 5.625%, 1/23/46(3)	200		187

			1,825

Netherlands—2.4%
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	200		210
Lukoil OAO International Finance BV 144A 4.563%, 4/24/23(3)	200		178
Petrobras Global Finance BV 3.000%, 1/15/19	80		74

	PAR VALUE		VALUE
Netherlands—(continued)
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	$200		$205

			667

Nigeria—0.7%
Africa Finance Corp. 144A 4.375%, 4/29/20(3)	200		202

Panama—1.9%
AES El Salvador Trust II 144A 6.750%, 3/28/23(3)	200		192
Avianca Holdings SA (Avianca Leasing LLC) 144A 8.375%, 5/10/20(3)	200		202
Banco Latinoamericano de Comercio Exterior SA 144A 3.750%, 4/4/17(3)	150		154

			548

Peru—2.2%
Banco de Credito del Peru
144A 5.375%, 9/16/20(3)	100		108
144A 6.125%, 4/24/27(2)(3)	100		107
Banco Internacional del Peru SAA
144A 5.750%, 10/7/20(3)	100		108
144A 6.625%, 3/19/29(2)(3)	100		106
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	200		197

			626

Russia—0.3%
AHML Finance Ltd. 144A 7.750%, 2/13/18(3)	5,000	RUB	81

Singapore—1.8%
BOC Aviation Pte Ltd. 3.875%, 5/9/19	200		206
Flextronics International Ltd 144A 4.750%, 6/15/25(3)	100		99
Oversea-Chinese Banking Corp. Ltd. 144A 4.000%, 10/15/24(2)(3)	200		205

			510

South Africa—0.7%
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	200		192

South Korea—0.7%
Export-Import Bank of Korea 2.875%, 1/21/25	200		193

Sri Lanka—0.7%
Bank of Ceylon 144A 6.875%, 5/3/17(3)	200		206

3

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Sweden—0.7%
PKO Finance AB 144A 4.630%, 9/26/22(3)(5)	$200	$206

Thailand—0.7%
Bangkok Bank PLC 144A 3.300%, 10/3/18(3)	200	206

Trinidad and Tobago—0.2%
Petroleum Co. of Trinidad & Tobago Ltd. RegS 6.000%, 5/8/22(4)	58	60

Turkey—1.5%
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	200	202
Turkiye Is Bankasi A.S 144A 7.850%, 12/10/23(3)	200	221

		423

Ukraine—1.0%
DP World Ltd. 144A 6.850%, 7/2/37(3)	250	273

United Arab Emirates—2.3%
Abu Dhabi National Energy Co. 144A 5.875%, 12/13/21(3)	275	317
IPIC GMTN Ltd. 144A 6.875%, 11/1/41(3)	250	333

		650

United Kingdom—1.5%
EnQuest plc 144A 7.000%, 4/15/22(3)	200	159
Ukreximbank Via Biz Finance plc RegS 8.375%, 7/27/15(4)(5)	100	77
Vedanta Resources plc 144A 7.125%, 5/31/23(3)	200	191

		427

United States—3.3%
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	205	178
CNOOC Finance USA LLC 3.500%, 5/5/25	200	192
First Data Corp. 11.750%, 8/15/21	107	121
Omega US Sub LLC 144A 8.750%, 7/15/23(3)	70	70
Parker Drilling Co. 6.750%, 7/15/22	50	43
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	250	269
Tronox Finance LLC 6.375%, 8/15/20	80	75

		948

Venezuela—2.7%
Corp Andina de Fomento 4.375%, 6/15/22	200	216
Petroleos de Venezuela SA

	PAR VALUE		VALUE
Venezuela—(continued)
RegS 8.500%, 11/2/17(4)	$290		$200
144A 6.000%, 5/16/24(3)	555		200
RegS 6.000%, 11/15/26(4)	400		143

			759

Virgin Islands (British)—1.5%
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	200		205
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	200		209

			414

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $20,599)			19,728

LOAN AGREEMENTS(2)—0.7%
Consumer Discretionary—0.7%
Delta 2 (Lux) S.A.R.L. Tranche B-3, 4.750%, 7/30/21	47		47
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	148		138

TOTAL LOAN AGREEMENTS (Identified Cost $194)			185

	SHARES
PREFERRED STOCK—0.7%
Energy—0.7%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	200	(10)	201

TOTAL PREFERRED STOCK (Identified Cost $201)			201

AFFILIATED MUTUAL FUND—0.5%
Virtus Credit Opportunities Fund	14,750		147

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $147)			147

EXCHANGE-TRADED FUND—0.8%
iShares JPMorgan Emerging Markets Bond Index Fund	2,000		220

TOTAL EXCHANGE-TRADED FUND (Identified Cost $227)			220

TOTAL LONG TERM INVESTMENTS—98.0% (Identified Cost $29,304)			27,741

4

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—2.1%
Money Market Mutual Fund—2.1%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	584,915	$585

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $585)		585

TOTAL INVESTMENTS—100.1% (Identified Cost $29,889)		28,326	(1)
Other assets and liabilities, net—(0.1)%		(19)

NET ASSETS—100.0%		$28,307

Abbreviation:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2015.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $19,690 or 69.6% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	Principal amount is adjusted pursuant to the change in the Index.
(9)	100% of the income received was in cash.
(10)	Value shown as par value.
(11)	Security in default.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
ZAR	South African Rand

5

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
Mexico	7%
United States	7
Cayman Islands	6
Indonesia	5
Luxembourg	4
Venezuela	4
Chile	3
Other	64

Total	100%

†	% of total investments as of June 30, 2015

6

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Corporate Bonds And Notes	$19,728	$—	$19,728
Foreign Government Securities	7,260	—	7,260
Loan Agreements	185	—	185
Equity Securities:
Affiliated Mutual Fund	147	147	—
Exchange-Traded Fund	220	220	—
Preferred Stock	201	—	201
Short-Term Investments	585	585	—

Total Investments	$28,326	$952	$27,374

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCKS—2.1%
Financials—1.1%
Banco Bradesco S.A. 0.660% (Brazil)	11,900	$109
Banco Davivienda S.A. 2.970% (Colombia)	18,539	187
Banco do Estado do Rio Grande do Sul S.A., Class B 0.310% (Brazil)	41,800	121
Itau Unibanco Holding S.A, Class S 0.520% (Brazil)	20,300	224

		641

Materials—0.5%
Vale S.A. 8.250% (Brazil)	65,800	331

Utilities—0.5%
Companhia Energetica de Sao Paulo, Class B 12.180% (Brazil)	22,000	139
Companhia Paranaense de Energia, Class B 2.560% (Brazil)	13,200	146

		285

TOTAL PREFERRED STOCKS (Identified Cost $1,783)		1,257

COMMON STOCKS—96.6%
Consumer Discretionary—9.2%
Astra International Tbk PT (Indonesia)	473,700	251
Astro Malaysia Holdings Bhd (Malaysia)	450,500	368
Bajaj Auto Ltd. (India)	8,466	338
Belle International Holdings Ltd. (China)	232,000	267
Cheng Shin Rubber Industry Co., Ltd. (Taiwan)	99,000	219
Coway Co., Ltd. (South Korea)	2,454	201
Cyrela Brazil Realty S.A. (Brazil)	73,300	234
Estacio Participacoes SA (Brazil)	42,300	244
Foschini Group Ltd. (The) (South Africa)	15,876	208
Great Wall Motor Co., Ltd. Class H (China)(3)	60,000	297
Grupo Televisa S.A.B (Mexico)	19,400	151
Halla Visteon Climate Control Corp. (South Korea)	8,397	290
Hyundai Motor Co. (South Korea)	3,655	446
Kangwon Land, Inc. (South Korea)	15,944	529
Kia Motors Corp. (South Korea)	3,483	142
Lojas Americanas SA (Brazil)	29,900	129
Lojas Renner S.A. (Brazil)	7,700	281
Tofas Turk Otomobil Fabrikasi AS (Turkey)	43,355	296
Truworths International Ltd. (South Africa)	31,220	220

	SHARES	VALUE
Consumer Discretionary—(continued)
Tsogo Sun Holdings Ltd. (South Africa)	136,325	$273
UMW Holdings Bhd (Malaysia)	84,600	227

		5,611

Consumer Staples—6.8%
Ambev SA (Brazil)	152,700	936
Fomento Economico Mexicano S.A.B. de CV (Mexico)	46,200	412
Hindustan Unilever Ltd. (India)	31,122	448
KT&G Corp. (South Korea)	13,282	1,130
Raia Drogasil SA (Brazil)	20,400	263
Spar Group Ltd. (The) (South Africa)	30,219	471
Steinhoff International Holdings Ltd. (South Africa)	75,467	477

		4,137

Energy—7.6%
China Petroleum & Chemical Corp. Class H (China)	525,800	454
China Shenhua Energy Co., Ltd. Class H (China)	205,000	468
CNOOC Ltd. (China)	392,000	556
Coal India Ltd. (India)	32,948	218
Cosan S.A. Industria e Comercio (Brazil)	20,200	163
Ecopetrol S.A. (Colombia)	224,459	149
Empresas COPEC SA (Chile)	14,776	157
Gazprom OAO (Gazstream S.A.) Sponsored ADR (Russia)	120,003	633
Lukoil OAO Sponsored ADR (Russia)	7,150	321
PTT PCL (Thailand)	36,800	391
Sasol Ltd. (South Africa)	17,251	638
Tatneft OAO Sponsored ADR (Russia)	15,543	505

		4,653

Financials—29.4%
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	84,415	177
Agricultural Bank of China Ltd. Class H (China)	1,187,000	639
AMMB Holdings Bhd (Malaysia)	193,500	309
Banco de Chile (Chile)	5,609,755	615
Banco do Brasil S.A. (Brazil)	28,600	222
Banco Santander Chile SA (Chile)	11,096,436	561
Bank of China Ltd. Class H (China)	2,571,000	1,672
Barclays Africa Group Ltd. (South Africa)	39,519	594
BB Seguridade Participacoes (Brazil)	32,700	360
Cathay Financial Holding Co., Ltd. (Taiwan)	161,000	281

1

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
China Construction Bank Corp. Class H (China)	2,146,000	$1,960
China Life Insurance Co., Ltd. Class H (China)	199,000	866
China Minsheng Banking Corp., Ltd. Class H (China)	186,500	244
China Vanke Co., Ltd. Class H (China)	99,000	244
CTBC Financial Holding Co., Ltd. (Taiwan)	168,000	132
Doha Bank QSC (Qatar)	19,938	291
Dongbu Insurance Co., Ltd. (South Korea)	7,575	384
Evergrande Real Estate Group Ltd. (China)	764,000	456
Far East Horizon Ltd. (China)	281,000	267
First Gulf Bank PJSC (United Arab Emirates)	66,491	275
FirstRand Ltd. (South Africa)	143,192	628
Fubon Financial Holding Co., Ltd. (Taiwan)	153,000	304
Gentera Sab de CV (Mexico)	250,000	445
Hanwha Life Insurance Co., Ltd. (South Korea)	49,394	351
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	13,950	369
Industrial & Commercial Bank of China Ltd. Class H (China)	2,034,000	1,616
Komercni Banka A.S. (Czech Republic)	1,997	443
Malayan Banking Bhd (Malaysia)	168,200	407
Mmi Holdings Ltd. (South Africa)	79,751	198
Power Finance Corp., Ltd. (India)	88,741	357
Powszechny Zaklad Ubezpieczen S.A. (Poland)	1,919	221
Qatar National Bank SAQ (Qatar)	2,288	121
Redefine Properties Ltd. REIT (South Africa)	632,175	531
Rural Electrification Corp., Ltd. (India)(2)	105,197	455
Samsung Life Insurance Co., Ltd. (South Korea)	2,478	239
Siam Commercial Bank PCL (Thailand)	72,900	336
Standard Bank Group Ltd. (South Africa)	23,308	307

		17,877

Health Care—2.0%
Divi’s Laboratories Ltd. (India)	12,644	373
Kalbe Farma Tbk PT (Indonesia)	2,268,800	285
Richter Gedeon Nyrt (Hungary)	11,235	169
Sinopharm Group Co., Ltd.Class H (China)	83,600	372

		1,199

Industrials—9.9%
Aboitiz Equity Ventures, Inc. (Philippines)	201,930	260
Alfa Sab de C.V. Class A (Mexico)	96,700	185
CTCI Corp. (Taiwan)	141,000	228
Daewoo International Corp. (South Korea)	16,302	377

	SHARES	VALUE
Industrials—(continued)
EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	64,500	$162
Hon Hai Precision Industry Co., Ltd. (Taiwan)	292,000	918
Industries Qatar Qsc (Qatar)	6,026	238
Jiangsu Expressway Co., Ltd. Class H (China)	476,000	625
LG Corp. (South Korea)	7,398	410
LS Industrial Systems Co., Ltd. (South Korea)	5,289	217
Pegatron Corp. (Taiwan)	281,000	822
S-1 Corp. (South Korea)	4,026	283
Sime Darby Bhd (Malaysia)	261,300	590
Sinopec Engineering Group Co., Ltd. Class H (China)	297,500	276
Zhejiang Expressway Co., Ltd. Class H (China)	332,000	461

		6,052

Information Technology—16.1%
Asustek Computer, Inc. (Taiwan)	62,000	604
Chicony Electronics Co., Ltd. (Taiwan)	85,000	228
Cielo S.A. (Brazil)	9,868	139
Compal Electronics, Inc. (Taiwan)	332,000	253
Delta Electronics, Inc. (Taiwan)	123,000	630
Infosys Ltd. (India)	72,540	1,121
Inventec Corp. (Taiwan)	481,000	333
Lite-On Technology Corp. (Taiwan)	198,105	232
MediaTek, Inc. (Taiwan)	68,000	930
Quanta Computer, Inc. (Taiwan)	246,000	582
Radiant Opto-Electronics Corp. (Taiwan)	186,260	691
Realtek Semiconductor Corp. (Taiwan)	92,000	236
SK C&C Co., Ltd. (South Korea)	2,060	511
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	276,000	1,257
Tata Consultancy Services Ltd. (India)	17,321	694
Transcend Information, Inc. (Taiwan)	64,000	235
Vanguard International Semiconductor Corp. (Taiwan)	151,000	242
Wipro Ltd. (India)	39,765	341
WPG Holdings Ltd. (Taiwan)	422,000	529

		9,788

Materials—5.4%
Cementos Argos S.A. (Colombia)	29,849	105
Eregli Demir Ve Celik Fabrikalari TAS (Turkey)	170,187	276
Gold Fields Ltd. (South Africa)	60,259	193
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	129,300	389

2

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Jiangxi Copper Co., Ltd. Class H (China)	320,000	$534
MMC Norilsk Nickel PJSC ADR (Russia)	16,408	278
PTT Global Chemical PCL (Thailand)	360,700	740
Taiwan Cement Corp. (Taiwan)	623,000	786

		3,301

Telecommunication Services—8.0%
Advanced Info Service PCL (Thailand)	49,800	354
America Movil S.A.B. de C.V. Class C Series L (Mexico)	694,400	742
Axiata Group Bhd (Malaysia)	116,100	197
China Mobile Ltd. (China)	124,000	1,588
MTN Group Ltd. (South Africa)	53,892	1,013
SK Telecom Co., Ltd. (South Korea)	2,500	560
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,023,900	445

		4,899

Utilities—2.2%
CEZ AS (Czech Republic)	16,443	382
Huaneng Power International, Inc. Class H (China)	396,000	551
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	1,171,100	379

		1,312

TOTAL COMMON STOCKS (Identified Cost $56,829)		58,829

TOTAL LONG TERM INVESTMENTS—98.7% (Identified Cost $58,612)		60,086

SHORT-TERM INVESTMENTS—0.4%
Money Market Mutual Fund—0.4%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	274,081	274

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $274)		274

TOTAL INVESTMENTS—99.1% (Identified Cost $58,886)		60,360	(1)
Other assets and liabilities, net—0.9%		533

NET ASSETS—100.0%		$60,893

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.

3

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
China	24%
Taiwan	18
South Korea	11
South Africa	9
Brazil	7
India	7
Mexico	4
Other	20

Total	100%

†	% of total investments as of June 30, 2015

4

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$58,829	$58,532	$297
Preferred Stocks	1,257	1,257	—
Short-Term Investments	274	274	—

Total Investments	$60,360	$60,063	$297

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $297 were transferred from Level 1 to Level 2 due to a lack of exchange pricing available (See Note 1A in the Notes to the Schedules of Investments for more information).

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—91.6%
Consumer Discretionary—8.7%
Ace Hardware Indonesia Tbk PT (Indonesia)	1,487,000	$72
Goldlion Holdings Ltd. (Hong Kong)	256,000	116
Pico Far East Holdings Ltd. (Hong Kong)	697,780	223
Truworths International Ltd. (South Africa)	6,500	46

		457

Consumer Staples—22.4%
AVI Ltd. (South Africa)	23,200	156
Compania Cervecerias Unidas SA Sponsored ADR (Chile)	2,190	46
Embotelladora Andina ADR S.A. Class-B (Chile)	4,740	95
Eurocash S.A. (Poland)	7,190	72
Grupo Herdez Sab de CV (Mexico)	36,925	94
Guinness Anchor Bhd (Malaysia)	26,400	100
Massmart Holdings Ltd. (South Africa)	4,000	49
Oldtown Bhd (Malaysia)	269,750	114
Pinar SUT Mamulleri Sanayii AS (Turkey)	13,100	108
Premier Marketing PCL (Thailand)	624,000	190
Wawel SA (Poland)	320	106
Wumart Stores, Inc. Class-H (China)	58,000	41

		1,171

Financials—13.3%
ARA Asset Management Ltd. (Singapore)	166,000	216
BFI Finance Indonesia Tbk PT (Indonesia)	727,000	142
Bolsa Mexicana de Valores Sab de CV SA (Mexico)	33,300	58
Equity Group Holdings Ltd. (Kenya)	205,600	98
Korea Ratings Corp. (South Korea)	2,700	99
Tisco Financial Group PCL (Thailand)	62,700	85

		698

Health Care—1.6%
OdontoPrev S.A. (Brazil)	23,700	83

Industrials—19.8%
Freight Management Holdings Bhd (Malaysia)	211,029	85
Prosegur Cia de Seguridad SA (Spain)	23,500	129
S-1 Corp. (South Korea)	2,475	174
Sinmag Equipment Corp. (Taiwan)	26,000	144
Taiwan Secom Co., Ltd. (Taiwan)	53,874	162
Tegma Gestao Logistica (Brazil)(2)	37,449	136
Turk Traktor Ve Ziraat Makineleri AS (Turkey)	3,500	90

	SHARES	VALUE
Industrials—(continued)
Valid Solucoes e Servicos de Seguranca Em Meios de Pagamento e Identificacao S.A (Brazil)	7,400	$117

		1,037

Information Technology—13.2%
Autohome, Inc. ADR (China)(2)	4,300	217
Bitauto Holdings Ltd. ADR (China)(2)	1,285	66
Lumax International Corp., Ltd. (Taiwan)	101,800	181
MercadoLibre, Inc. (United States)	645	91
TOTVS SA (Brazil)	7,400	93
Yandex NV Class A (Russia)(2)	2,875	44

		692

Materials—10.2%
Assore Ltd. (South Africa)	9,900	84
KPX Chemical Co. Ltd. (South Korea)	2,070	108
Synthos SA (Poland)	37,000	46
Transpaco Ltd. (South Africa)	98,400	154
Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	53,000	142

		534

Telecommunication Services—2.4%
APT Satellite Holdings Ltd. (China)	134,000	123

TOTAL COMMON STOCKS (Identified Cost $5,076)		4,795

WARRANTS—3.1%
Financials—1.2%
Crisil Ltd. Strike price $0.01 Expiration Date 06/02/16 (India)	2,100	64

Information Technology—1.9%
eClerx Services Ltd. Strike price $0.01 Expiration Date 12/16/16 (India)	1,600	37
eClerx Services Ltd. Strike price $0.01 Expiration Date 12/31/18 (India)	2,700	63

		100

TOTAL WARRANTS (Identified Cost $131)		164

TOTAL LONG TERM INVESTMENTS—94.7% (Identified Cost $5,207)		4,959

1

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—5.5%
Money Market Mutual Fund—5.5%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	287,229	$287

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $287)		287

TOTAL INVESTMENTS—100.2% (Identified Cost $5,494)		5,246	(1)
Other assets and liabilities, net—(0.2)%		(9)

NET ASSETS—100.0%		$5,237

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
Taiwan	12%
China	9
South Africa	9
Brazil	8
Hong Kong	7
South Korea	7
United States	7
Other	41

Total	100%

†	% of total investments as of June 30, 2015

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$4,795	$4,795	$—
Short-Term Investments	287	287	—
Warrants	164	—	164

Total Investments	$5,246	$5,082	$164

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.3%
Consumer Discretionary—29.6%
Amazon.com, Inc.(2)	51,975	$22,562
AutoNation, Inc.(2)	45,010	2,835
AutoZone, Inc.(2)	19,880	13,258
Best Buy Co., Inc.	802,060	26,155
BorgWarner, Inc.	127,912	7,271
Cablevision Systems Corp. Class A	30,380	727
CarMax, Inc.(2)	132,880	8,798
Carnival Corp.	220,430	10,887
CBS Corp. Class B	401,030	22,257
Comcast Corp. Class A	394,205	23,708
Delphi Automotive plc	155,530	13,234
DIRECTV(2)	81,760	7,587
Discovery Communications, Inc. Class A(2)	117,910	3,922
Discovery Communications, Inc. Class C(2)	211,005	6,558
Expedia, Inc.	13,070	1,429
GameStop Corp. Class A	252,240	10,836
Gap, Inc. (The)	102,205	3,901
Garmin Ltd.	334,860	14,710
Genuine Parts Co.	428,390	38,354
Goodyear Tire & Rubber Co. (The)	1,250,330	37,697
H&R Block, Inc.	1,277,820	37,887
Harman International Industries, Inc.	190,040	22,603
Hasbro, Inc.	238,380	17,828
Home Depot, Inc.	235,710	26,195
Interpublic Group of Cos., Inc. (The)	602,715	11,614
Johnson Controls, Inc.	353,230	17,496
L Brands, Inc.	95,065	8,150
Leggett & Platt, Inc.	288,915	14,064
Lowe’s Cos., Inc.	181,233	12,137
Marriott International, Inc. Class A	112,550	8,373
Mattel, Inc.	774,695	19,902
Mohawk Industries, Inc.(2)	130,415	24,896
Netflix, Inc.(2)	7,080	4,651
News Corp. Class A(2)	1,297,340	18,928
NIKE, Inc. Class B	369,750	39,940
O’Reilly Automotive, Inc.(2)	60,200	13,604
Omnicom Group, Inc.	362,565	25,195
Priceline Group, Inc. (The)(2)	7,560	8,704
Ross Stores, Inc.	161,610	7,856
Royal Caribbean Cruises Ltd.	78,520	6,179
Scripps Networks Interactive, Inc. Class A	82,530	5,395

	SHARES	VALUE
Consumer Discretionary—(continued)
Starwood Hotels & Resorts Worldwide, Inc.	92,300	$7,485
Time Warner Cable, Inc.	40,625	7,238
Time Warner, Inc.	96,640	8,447
TJX Cos., Inc.	258,710	17,119
TripAdvisor, Inc.(2)	14,325	1,248
Twenty-First Century Fox, Inc. Class A	222,543	7,243
Urban Outfitters, Inc.(2)	43,927	1,537
Viacom, Inc. Class B	42,660	2,758
Walgreens Boots Alliance, Inc.	181,105	15,293
Walt Disney Co. (The)	182,317	20,810
Whirlpool Corp.	212,700	36,808
Wyndham Worldwide Corp.	65,540	5,368

		759,637

Consumer Staples—6.9%
Archer-Daniels-Midland Co. (The)	764,760	36,877
Brown-Forman Corp. Class B	166,490	16,679
Constellation Brands, Inc. Class A	191,197	22,183
CVS Caremark Corp.	226,270	23,731
Kroger Co. (The)	374,920	27,185
Molson Coors Brewing Co. Class B	539,060	37,632
Whole Foods Market, Inc.	287,630	11,344

		175,631

Energy—3.0%
Kinder Morgan, Inc.	489,023	18,774
Marathon Petroleum Corp.	186,056	9,733
ONEOK, Inc.	63,470	2,506
Phillips 66	191,708	15,444
Spectra Energy Corp.	192,515	6,276
Tesoro Corp.	45,148	3,811
Valero Energy Corp.	172,355	10,789
Williams Cos., Inc. (The)	170,108	9,762

		77,095

Financials—9.1%
American Express Co.	226,780	17,625
AON plc	180,062	17,949
Capital One Financial Corp.	134,915	11,868
CBRE Group, Inc. Class A(2)	1,051,149	38,893
Charles Schwab Corp. (The)	233,770	7,633
CME Group, Inc.	113,980	10,607
Discover Financial Services	117,852	6,791
E*Trade Financial Corp.(2)	58,875	1,763
Goldman Sachs Group, Inc. (The)	80,690	16,847

1

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
HCP, Inc.	286,420	$10,446
Health Care REIT, Inc.	216,890	14,234
Intercontinental Exchange, Inc.	41,045	9,178
Marsh & McLennan Cos., Inc.	354,845	20,120
McGraw-Hill Cos., Inc. (The)	97,775	9,822
Moody’s Corp.	61,340	6,622
Morgan Stanley	311,452	12,081
NASDAQ OMX Group, Inc. (The)	42,400	2,070
Navient Corp.	109,795	1,999
Realty Income Corp.	86,460	3,838
Ventas, Inc.	205,500	12,759

		233,145

Health Care—10.7%
AbbVie, Inc.	49,550	3,329
Aetna, Inc.	47,350	6,035
Agilent Technologies, Inc.	165,485	6,384
Alexion Pharmaceuticals, Inc.(2)	12,000	2,169
Allergan plc(2)	12,320	3,739
AmerisourceBergen Corp.	68,965	7,334
Amgen, Inc.	52,902	8,122
Anthem, Inc.	39,110	6,420
Biogen, Inc.(2)	15,570	6,289
Bristol-Myers Squibb Co.	55,870	3,718
Cardinal Health, Inc.	104,045	8,703
Celgene Corp.(2)	53,340	6,173
Cerner Corp.(2)	569,990	39,364
Cigna Corp.	32,230	5,221
Eli Lilly & Co.	28,740	2,400
Endo International plc(2)	5,980	476
Gilead Sciences, Inc.	91,650	10,730
HCA Holdings, Inc.(2)	281,370	25,526
Hospira, Inc.(2)	5,692	505
Humana, Inc.	21,680	4,147
Johnson & Johnson	94,580	9,218
Mallinckrodt plc(2)	3,842	452
McKesson Corp.	75,200	16,906
Merck & Co., Inc.	95,980	5,464
Mylan NV(2)	13,500	916
Patterson Cos., Inc.	25,877	1,259
PerkinElmer, Inc.	51,810	2,727
Perrigo Co. plc	4,825	892
Pfizer, Inc.	200,530	6,724
Regeneron Pharmaceuticals, Inc.(2)	4,790	2,444

	SHARES	VALUE
Health Care—(continued)
Schein (Henry), Inc.(2)	25,690	$3,651
Tenet Healthcare Corp.(2)	94,825	5,488
Thermo Fisher Scientific, Inc.	191,780	24,885
UnitedHealth Group, Inc.	143,340	17,487
Universal Health Services, Inc. Class B	83,975	11,933
Vertex Pharmaceuticals, Inc.(2)	15,990	1,974
Waters Corp.(2)	38,440	4,935
Zoetis, Inc.	15,300	738

		274,877

Industrials—13.6%
Allegion plc	246,870	14,847
American Airlines Group, Inc.	286,960	11,460
Avery Dennison Corp.	145,072	8,841
Boeing Co. (The)	52,800	7,324
Cintas Corp.	452,780	38,301
CSX Corp.	239,160	7,809
Delta Air Lines, Inc.	327,810	13,466
Dover Corp.	46,580	3,269
Dun & Bradstreet Corp.	42,650	5,203
Equifax, Inc.	141,220	13,711
Flowserve Corp.	38,305	2,017
General Dynamics Corp.	23,850	3,379
Honeywell International, Inc.	61,620	6,283
Illinois Tool Works, Inc.	96,210	8,831
Ingersoll-Rand plc	71,540	4,823
Kansas City Southern	26,470	2,414
L-3 Communications Holdings, Inc.	6,642	753
Lockheed Martin Corp.	21,345	3,968
Masco Corp.	875,900	23,360
Nielsen Holdings NV	435,420	19,494
Norfolk Southern Corp.	75,840	6,625
Northrop Grumman Corp.	14,920	2,367
Pall Corp.	28,490	3,546
Parker Hannifin Corp.	39,360	4,579
Pentair plc	49,555	3,407
Precision Castparts Corp.	11,242	2,247
Raytheon Co.	26,100	2,497
Robert Half International, Inc.	699,899	38,844
Rockwell Collins, Inc.	10,740	992
Ryder System, Inc.	426,028	37,222
Snap-On, Inc.	15,312	2,438
Southwest Airlines Co.	267,905	8,865
Stanley Black & Decker, Inc.	41,180	4,334

2

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Textron, Inc.	21,907	$978
Union Pacific Corp.	216,740	20,671
United Technologies Corp.	66,740	7,404
Xylem, Inc.	48,800	1,809

		348,378

Information Technology—12.7%
Adobe Systems, Inc.(2)	131,255	10,633
Akamai Technologies, Inc.(2)	12,240	855
Alliance Data Systems Corp.	6,480	1,892
Amphenol Corp. Class A	273,377	15,848
Apple, Inc.	247,280	31,015
Applied Materials, Inc.	1,037,020	19,931
Autodesk, Inc.	72,135	3,612
Automatic Data Processing, Inc.	51,310	4,117
Citrix Systems, Inc.(2)	43,307	3,038
Computer Sciences Corp.	14,280	937
Corning, Inc.	1,149,110	22,672
eBay, Inc.(2)	68,020	4,097
Electronic Arts, Inc.(2)	585,440	38,932
EMC Corp.	82,615	2,180
Equinix, Inc.	3,675	933
Facebook, Inc. Class A(2)	120,060	10,297
Fidelity National Information Services, Inc.	29,980	1,853
Fiserv, Inc.(2)	23,475	1,944
Gannett, Inc.	271,671	3,801
Google, Inc. Class A(2)	17,850	9,640
Google, Inc. Class C(2)	18,352	9,552
Hewlett-Packard Co.	82,560	2,478
Intuit, Inc.	81,380	8,201
KLA-Tencor Corp.	142,770	8,025
Lam Research Corp.	126,050	10,254
MasterCard, Inc. Class A	99,200	9,273
NetApp, Inc.	14,157	447
Paychex, Inc.	34,912	1,637
Salesforce.com, Inc.(2)	174,970	12,183
SanDisk Corp.	9,597	559
Seagate Technology plc	15,405	732
TE Connectivity Ltd.	576,050	37,040
TEGNA, Inc.	543,342	17,425
Total System Services, Inc.	16,710	698
VeriSign, Inc.	6,852	423
Visa, Inc. Class A	202,950	13,628
Western Digital Corp.	10,250	804

	SHARES	VALUE
Information Technology—(continued)
Western Union Co. (The)	56,180	$1,142
Xerox Corp.	111,007	1,181
Yahoo!, Inc.(2)	61,497	2,416

		326,325

Materials—8.4%
Dow Chemical Co. (The)	318,540	16,300
Du Pont (E.I.) de Nemours & Co.	265,040	16,949
Eastman Chemical Co.	45,450	3,719
Ecolab, Inc.	98,445	11,131
FMC Corp.	45,752	2,404
Freeport-McMoRan Copper & Gold, Inc.	1,771,040	32,977
International Flavors & Fragrances, Inc.	30,710	3,356
International Paper Co.	760,820	36,207
Martin Marietta Materials, Inc.	117,070	16,567
MeadWestvaco Corp.	279,345	13,182
PPG Industries, Inc.	99,570	11,423
Sealed Air Corp.	320,697	16,477
Sherwin-Williams Co. (The)	29,480	8,108
Sigma-Aldrich Corp.	43,730	6,094
Vulcan Materials Co.	248,740	20,877

		215,771

Retail REITs—1.3%
General Growth Properties, Inc.	237,720	6,100
Kimco Realty Corp.	158,330	3,569
Macerich Co. (The)	53,735	4,008
Simon Property Group, Inc.	117,950	20,408

		34,085

Telecommunication Services—1.5%
Level 3 Communications, Inc.(2)	725,195	38,196

Utilities—1.5%
AGL Resources, Inc.	827,710	38,538

TOTAL COMMON STOCKS (Identified Cost $2,582,117)		2,521,678

TOTAL LONG TERM INVESTMENTS—98.3% (Identified Cost $2,582,117)		2,521,678

SHORT-TERM INVESTMENTS—2.8%
Money Market Mutual Funds—2.8%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (seven-day effective yield 0.080%)	10,917,190	10,917

3

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Money Market Mutual Funds—(continued)
JPMorgan Prime Money Market Fund (seven-day effective yield 0.090%)	50,946,885	$50,947
JPMorgan U.S. Government Money Market Fund (seven-day effective yield 0.04%)	10,917,190	10,917

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $72,781)		72,781

TOTAL INVESTMENTS—101.1% (Identified Cost $2,654,898)		2,594,459	(1)
Other assets and liabilities, net—(1.1)%		(29,348)

NET ASSETS—100.0%		$2,565,111

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

4

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$2,521,678	$2,521,678
Short-Term Investments	72,781	72,781

Total Investments	$2,594,459	$2,594,459

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.2%
Consumer Discretionary—6.4%
BorgWarner, Inc. (United States)	905	$51
Delphi Automotive plc (United Kingdom)	518	44
EnerCare, Inc. (Canada)	9,120	97
Georg Fisher AG Registered Shares (Switzerland)	73	50
Johnson Controls, Inc. (United States)	1,365	68

		310

Consumer Staples—13.8%
Adecoagro SA (Brazil)(2)	6,398	59
AG Growth International, Inc. (Canada)	684	26
Andersons, Inc. (The) (United States)	660	26
Archer-Daniels-Midland Co. (United States)	1,449	70
Aryzta AG (Switzerland)	841	41
Bunge Ltd. (United States)	998	88
Golden Agri-Resources Ltd. (Singapore)	133,000	40
Illovo Sugar Ltd. (South Africa)	4,409	5
Indofood Agri Resources Ltd. (Singapore)	56,000	29
JBS SA (Brazil)	3,900	20
KWS SAAT AG (Germany)	90	30
Marine Harvest ASA (Norway)	2,812	32
Minerva Sa/Brazil (Brazil)(2)	6,800	25
Origin Enterprises plc (Ireland)(2)	5,956	53
Purecircle Ltd. (United Kingdom)(2)	3,545	22
SLC Agricola SA (Brazil)	10,400	58
SunOpta, Inc. (Canada)(2)	4,250	46

		670

Energy—5.2%
Cosan Ltd. (Brazil)	17,300	107
Energy Development Corp. (Philippines)	196,300	32
FuelCell Energy, Inc. (United States)(2)	7,477	7
Greenko Group plc (India)(2)	12,694	12
Infinis Energy plc (United Kingdom)	11,443	35
Innergex Renewable Energy, Inc. (Canada)	3,498	30
TransAlta Renewables, Inc. (Canada)	3,191	32

		255

Financials—4.9%
Capital Stage AG (Germany)	8,369	59
Gladstone Land Corp. (United States)	2,310	24
Metro Pacific Investments Corp. (Philippines)	274,000	29
PICO Holdings, Inc. (United States)(2)	3,474	51

	SHARES	VALUE
Financials—(continued)
Renewables Infrastructure Group Ltd. (The) (United Kingdom)	27,366	$46
Saeta Yield SA (Spain)	2,691	28

		237

Health Care—0.7%
Genus plc (United Kingdom)	1,458	33

Industrials—32.6%
Aegion Corp. (United States)(2)	1,904	36
AGCO Corp. (United States)	700	40
Ameresco, Inc. (United States)(2)	4,349	33
Amiad Water Systems Ltd. (Israel)	2,963	7
Arcadis NV (Netherlands)	2,224	61
BayWa AG (Germany)	2,015	68
Canadian National Railway Co. (Canada)	970	56
Covanta Holding Corp. (United States)	2,906	62
CSX Corp. (United States)	1,188	39
Danaher Corp. (United States)	699	60
Deere & Co. (United States)	173	17
Dialight plc (United Kingdom)	1,052	8
DIRTT Environmental Solutions (Canada)(2)	1,415	7
Eaton Corp. plc (United States)	687	46
Ebara Corp. (Japan)	7,000	34
Empresas ICA Sab de CV (Mexico)(2)	34,700	27
Flowserve Corp. (United States)	645	34
Franklin Electric Co., Inc. (United States)	539	17
Gamesa Corp Tecnologica SA (Spain)	2,124	34
GEA Group AG (Germany)	1,510	67
HD Supply Holdings, Inc. (United States)(2)	2,020	71
Koninklijke Philips Electronics N.V. (Netherlands)	496	13
MasTec, Inc. (United States)(2)	974	19
METAWATER Co. Ltd. (Japan)	600	15
Mueller Water Products, Inc. Class A (United States)	3,897	36
Newalta Corp. (Canada)	2,089	24
Noble Group Ltd. (Singapore)	41,000	23
Pentair plc (United States)	922	63
PNE Wind AG (Germany)(2)	8,693	20
Prysmian SpA (Italy)	899	19
Quanta Services, Inc. (United States)(2)	1,129	33
Rexnord Corp. (United States)(2)	2,917	70
Rotork plc (United Kingdom)	4,150	15

1

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Rumo Logistica Operadora Multimodal SA (Brazil)(2)	59,300	$24
Sembcorp Industries Ltd. (Singapore)	9,700	28
SIG plc (United Kingdom)	12,007	38
SPX Corp. (United States)	1,738	126
Sulzer AG (Switzerland)	147	15
Tetra Tech, Inc. (United States)	2,091	54
Toro Co. (The) (United States)	602	41
Xylem, Inc. (United States)	845	31
Zumtobel Group AG (Austria)	1,775	53

		1,584

Information Technology—10.2%
Canadian Solar, Inc. (Canada)(2)	2,103	60
Daqo New Energy Corp. ADR (China)(2)	421	10
Epistar Corp (Taiwan)	13,000	17
First Solar, Inc. (United States)(2)	1,152	54
GCL-Poly Energy Holdings Ltd. (China)(2)	82,000	19
Itron, Inc. (United States)(2)	2,042	70
JinkoSolar Holding Co.Ltd. ADR (China)(2)	1,859	55
PSI AG Gesellschaft Fuer Produkte Und Systeme Der Informationstechnologie (Germany)(2)	1,348	16
Pure Technologies Ltd. (Canada)	6,343	37
SunPower Corp. (United States)(2)	2,207	63
Trimble Navigation Ltd. (United States)(2)	1,594	37
Trina Solar Ltd. ADR (China)(2)	4,006	47
Veeco Instruments, Inc. (United States)(2)	466	13

		498

Materials—10.8%
Agrium, Inc. (Canada)	566	60
Calgon Carbon Corp. (United States)	3,063	59
Ecolab, Inc. (United States)	78	9
FMC Corp. (United States)	510	27
Israel Chemicals Ltd. (Israel)	3,593	25
Johnson Matthey plc (United Kingdom)	858	41
Monsanto Co. (United States)	439	47
Mosaic Co. (The) (United States)	1,115	52
PhosAgro OAO GDR Registered Shares (Russia)	3,790	49
Plant Health Care plc (United Kingdom)(2)	8,917	15
Potash Corp. of Saskatchewan, Inc. (Canada)	1,205	37
Syngenta AG Registered Shares (Switzerland)	150	61

	SHARES	VALUE
Materials—(continued)
Yara International ASA (Norway)	811	$42

		524

Utilities—12.6%
ACEA SpA (Italy)	701	9
American Water Works Co., Inc. (United States)	1,268	62
Aqua America, Inc. (United States)	722	18
Beijing Enterprises Water Group Ltd. Class H (Hong Kong)	8,000	7
Beijing Jingneng Clean Energy Co., Ltd. (China)	96,000	39
California Water Service Group (United States)	1,943	44
Capstone Infrastructure Corp. (Canada)	25,335	61
China Everbright Water Ltd. (China)(2)	11,300	8
Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	3,537	18
Companhia de Saneamento de Minas Gerais (Brazil)	2,200	10
CT Environmental Group Ltd. (China)	4,000	5
EDP Renovaveis SA (Spain)	4,289	30
Huaneng Renewables Corp. Ltd. Class H (China)	112,000	45
Manila Water Co, Inc. (Philippines)	30,400	16
National Grid plc (United Kingdom)	1,482	19
NextEra Energy, Inc. (United States)	298	29
Northland Power, Inc. (Canada)	2,610	33
SevernTrent plc (United Kingdom)	608	20
SJW Corp. (United States)	629	19
Suez Environnement SA (France)	4,024	75
United Utilities Group plc (United Kingdom)	1,319	19
Veolia Environnement SA (France)	958	20
YTL Power International BHD (Malaysia)	11,900	5

		611

TOTAL COMMON STOCKS (Identified Cost $4,937)		4,722

CLOSED END FUNDS—1.3%
Financials—0.8%
Foresight Solar Fund Ltd. (United Kingdom)	10,871	18
Greencoat UK Wind plc Fund (United Kingdom)	12,987	22

		40

Industrials—0.5%
Chemtrade Logistics Income Fund (Canada)	1,460	24

TOTAL CLOSED END FUNDS (Identified Cost $62)		64

2

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

TOTAL LONG TERM INVESTMENTS—98.5% (Identified Cost $4,999)	4,786

TOTAL INVESTMENTS—98.5% (Identified Cost $4,999)	4,786	(1)
Other assets and liabilities, net—1.5%	74

NET ASSETS—100.0%	$4,860

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

3

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	40%
Canada	13
United Kingdom	8
Brazil	7
China	5
Germany	5
Switzerland	4
Other	18

Total	100%

†	% of total investments as of June 30, 2015

4

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Closed End Funds	$64	$64
Common Stocks	4,722	4,722

Total Investments	$4,786	$4,786

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.5%
Consumer Discretionary—12.7%
Alimentation Couche -Tard, Inc. Class B (Canada)	675,402	$28,893
Compagnie Financiere Richemont SA Registered Shares (Switzerland)	358,210	29,137
Domino’s Pizza Group plc (United Kingdom)	1,895,180	23,137
Hermes International SA (France)	65,826	24,555
Naspers Ltd. Class N (South Africa)	204,563	31,863
Paddy Power plc (Ireland)	232,087	19,890
Persimmon plc (United Kingdom)	920,343	28,560
Priceline Group, Inc. (The) (United States)(2)	36,207	41,688
Sands China Ltd. (China)	5,553,184	18,698

		246,421

Consumer Staples—35.8%
AmorePacific Corp. (South Korea)	11,041	4,138
British American Tobacco plc (United Kingdom)	2,178,287	116,882
Chocoladefabrike Lindt & Spruengli AG (Switzerland)	5,714	30,216
Diageo plc (United Kingdom)	1,062,454	30,733
Imperial Tobacco Group plc (United Kingdom)	772,106	37,208
ITC Ltd. (India)	8,751,638	43,312
L’Oreal SA (France)	158,338	28,244
Nestle S.A. Registered Shares (Switzerland)	1,084,930	78,328
Pernod-Ricard SA (France)	158,066	18,256
Philip Morris International, Inc. (United States)	961,536	77,086
Reckitt Benckiser Group plc (United Kingdom)	887,819	76,556
SABMiller plc (United Kingdom)	1,073,956	55,753
Unicharm Corp. (Japan)	540,300	12,845
Unilever N.V. CVA (Netherlands)	2,033,781	84,697

		694,254

Energy—2.1%
Enbridge, Inc. (Canada)	877,211	41,023

Financials—17.6%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	2,086,017	20,447
Bank of Nova Scotia (Canada)	599,089	30,923
Daito Trust Construction Co., Ltd. (Japan)	207,500	21,499
Housing Development Finance Corp. (India)	5,125,012	104,339
Housing Development Finance Corp. Bank Ltd. (India)	4,929,567	82,610
Housing Development Finance Corp. Bank Ltd. ADR (India)	41,374	2,504

	SHARES	VALUE
Financials—(continued)
Link REIT (The) (Hong Kong)	2,481,692	$14,535
Lloyds Banking Group plc (United Kingdom)	19,036,943	25,497
UBS Group AG (Switzerland)	1,836,303	38,947

		341,301

Health Care—17.9%
Bayer AG Registered Shares (Germany)	177,403	24,831
Coloplast A/S Class B (Denmark)	172,440	11,315
CSL Ltd. (Australia)	590,949	39,426
Essilor International SA (France)	290,271	34,626
Fresenius Medical Care AG & Co. KGaA (Germany)	236,300	19,505
Grifols SA (Spain)	676,564	27,252
Novo Nordisk A/S Class B (Denmark)	1,257,137	68,493
Ramsay Health Care Ltd. (Australia)	739,404	35,068
Roche Holding AG (Switzerland)	309,580	86,753

		347,269

Industrials—4.3%
Bureau Veritas SA (France)	1,464,750	33,737
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,589,417	12,344
DKSH Holding AG (Switzerland)	202,354	14,631
SGS SA Registered Shares (Switzerland)	12,834	23,418

		84,130

Information Technology—6.0%
Alibaba Group Holding Ltd. ADR (Cayman Islands)(2)	324,727	26,715
Baidu, Inc. Sponsored ADR (China)(2)	182,415	36,315
Cielo S.A. (Brazil)	1,652,024	23,353
Tencent Holdings Ltd. (Cayman Islands)	1,529,735	30,530

		116,913

Materials—2.1%
Air Liquide SA (France)	208,876	26,419
Silver Wheaton Corp. (Canada)	805,955	13,970

		40,389

TOTAL COMMON STOCKS (Identified Cost $1,497,462)		1,911,700

TOTAL LONG TERM INVESTMENTS—98.5% (Identified Cost $1,497,462)		1,911,700

1

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—98.5% (Identified Cost $1,497,462)	1,911,700	(1)
Other assets and liabilities, net—1.5%	28,882

NET ASSETS—100.0% $	1,940,582

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	21%
Switzerland	16
India	12
France	9
Canada	6
United States	6
Netherlands	4
Other	26

Total	100%

†	% of total investments as of June 30, 2015

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,911,700	$1,911,700

Total Investments	$1,911,700	$1,911,700

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.7%
Consumer Discretionary—2.5%
Eutelsat Communications SA (France)	64,490	$2,082
SES SA (Luxembourg)	75,640	2,541

		4,623

Energy—24.7%
Enbridge, Inc. (Canada)	180,825	8,461
Keyera Corp. (Canada)	57,880	1,932
Kinder Morgan, Inc. (United States)	277,255	10,644
Pembina Pipeline Corp. (Canada)	88,835	2,871
Plains GP Holdings LP Class A (United States)	68,200	1,762
Spectra Energy Corp. (United States)	127,830	4,167
Targa Resources Corp. (United States)	20,135	1,797
TransCanada Corp. (Canada)	124,765	5,068
Williams Cos., Inc. (The) (United States)	174,910	10,038

		46,740

Financials—5.0%
American Tower Corp. REIT (United States)	48,885	4,561
Crown Castle International Corp. REIT (United States)	61,985	4,977

		9,538

Industrials—11.8%
Abertis Infraestructuras SA (Spain)	180,770	2,964
Atlantia SpA (Italy)	161,841	3,998
Auckland International Airport Ltd. (New Zealand)	617,759	2,066
Ferrovial SA (Spain)	98,920	2,145
Flughafen Zuerich AG (Switzerland)	3,205	2,480
Sydney Airport (Australia)	571,720	2,197
Transurban Group (Australia)	695,660	4,992
Vinci SA (France)	25,895	1,498

		22,340

Telecommunication Services—19.2%
AT&T, Inc. (United States)	224,275	7,966
BCE, Inc. (Canada)	35,400	1,505
BT Group plc (United Kingdom)	386,275	2,732
Deutsche Telekom AG Registered Shares (Germany)	134,595	2,318
Nippon Telegraph & Telephone Corp. ADR (Japan)	58,710	2,131
Singapore Telecommunications Ltd. (Singapore)	995,600	3,112
TeliaSonera AB (Sweden) (Sweden)	293,015	1,725

	SHARES	VALUE
Telecommunication Services—(continued)
TELUS Corp. (Canada)	69,085	$2,380
Verizon Communications, Inc. (United States)	162,384	7,569
Vodafone Group plc Sponsored ADR (United Kingdom)	133,921	4,882

		36,320

Utilities—33.5%
ALLETE, Inc. (United States)	36,475	1,692
American Electric Power Co., Inc. (United States)	35,000	1,854
American Water Works Co., Inc. (United States)	53,520	2,603
APA Group (Australia)	298,350	1,897
Atmos Energy Corp. (United States)	37,455	1,921
CMS Energy Corp. (United States)	65,025	2,070
Dominion Resources, Inc. (United States)	50,775	3,395
DTE Energy Co. (United States)	27,520	2,054
Duke Energy Corp. (United States)	46,950	3,315
Edison International (United States)	33,445	1,859
Eversource Energy (United States)	42,060	1,910
Hera SpA (Italy)	643,595	1,610
Iberdrola SA (Spain)	342,175	2,305
National Grid plc (United Kingdom)	451,715	5,800
NextEra Energy, Inc. (United States)	58,530	5,738
NiSource, Inc. (United States)	79,820	3,639
Pennon Group plc (United Kingdom)	156,410	1,992
Portland General Electric Co. (United States)	62,340	2,067
Public Service Enterprise Group, Inc. (United States)	58,810	2,310
Questar Corp. (United States)	64,470	1,348
Sempra Energy (United States)	45,050	4,457
SevernTrent plc (United Kingdom)	61,155	2,000
Suez Environnement SA (France)	86,070	1,601
Vectren Corp. (United States)	46,630	1,794
Veolia Environnement SA (France)	109,705	2,237

		63,468

TOTAL COMMON STOCKS (Identified Cost $166,507)		183,029

TOTAL LONG TERM INVESTMENTS—96.7% (Identified Cost $166,507)		183,029

SHORT-TERM INVESTMENTS—2.9%
Money Market Mutual Fund—2.9%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	5,533,186	5,533

1

VIRTUS GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,533)	5,533

TOTAL INVESTMENTS—99.6% (Identified Cost $172,040)	188,562	(1)
Other assets and liabilities, net—0.4%	709

NET ASSETS—100.0%	$189,271

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

2

VIRTUS GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	54%
Canada	12
United Kingdom	9
Australia	5
France	4
Spain	4
Italy	3
Other	9

Total	100%

†	% of total investments as of June 30, 2015

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$183,029	$183,029
Short-Term Investments	5,533	5,533

Total Investments	$188,562	$188,562

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—60.4%
Consumer Discretionary—18.3%
Amazon.com, Inc.(2)	987	$428
AutoNation, Inc.(2)	960	60
AutoZone, Inc.(2)	370	247
Best Buy Co., Inc.	14,710	480
BorgWarner, Inc.	2,575	146
Cablevision Systems Corp. Class A	400	10
CarMax, Inc.(2)	2,382	158
Carnival Corp.	4,367	216
CBS Corp. Class B	7,185	399
Comcast Corp. Class A	7,790	469
Delphi Automotive plc	2,930	249
DIRECTV(2)	1,740	161
Discovery Communications, Inc. Class A(2)	2,615	87
Discovery Communications,Inc. Class C(2)	4,755	148
Expedia, Inc.	290	32
GameStop Corp. Class A	5,440	234
Gap, Inc. (The)	2,160	82
Garmin Ltd.	6,210	273
Genuine Parts Co.	7,832	701
Goodyear Tire & Rubber Co. (The)	23,920	721
H&R Block, Inc.	22,922	680
Harman International Industries, Inc.	3,490	415
Hasbro, Inc.	4,820	361
Home Depot, Inc. (The)	4,370	486
Interpublic Group of Cos., Inc. (The)	10,810	208
Johnson Controls, Inc.	6,660	330
L Brands, Inc.	1,845	158
Leggett & Platt, Inc.	5,615	273
Lowe’s Cos., Inc.	3,255	218
Marriott International, Inc. Class A	2,010	150
Mattel, Inc.	14,470	372
Mohawk Industries, Inc.(2)	2,560	489
Netflix, Inc.(2)	180	118
News Corp. Class A(2)	23,477	343
NIKE, Inc. Class B	7,060	763
O’Reilly Automotive, Inc.(2)	1,160	262
Omnicom Group, Inc.	6,497	451
Priceline Group, Inc. (The)(2)	140	161
Ross Stores, Inc.	3,400	165
Royal Caribbean Cruises Ltd.	1,805	142
Scripps Networks Interactive, Inc. Class A	1,720	112
Starwood Hotels & Resorts Worldwide, Inc.	1,880	152

	SHARES	VALUE
Consumer Discretionary—(continued)
Time Warner Cable, Inc.	905	$161
Time Warner, Inc.	1,850	162
TJX Cos., Inc.	4,900	324
TripAdvisor, Inc.(2)	320	28
Twenty-First Century Fox, Inc. Class A	4,610	150
Urban Outfitters, Inc.(2)	815	29
Viacom, Inc. Class B	910	59
Walgreens Boots Alliance, Inc.	3,390	286
Walt Disney Co. (The)	3,487	398
Whirlpool Corp.	3,845	665
Wyndham Worldwide Corp.	1,322	108

		14,480

Consumer Staples—4.1%
Archer-Daniels-Midland Co.	13,890	670
Brown-Forman Corp. Class B	3,297	330
Constellation Brands, Inc. Class A	3,570	414
CVS Health Corp.	4,350	456
Kroger Co. (The)	7,030	510
Molson Coors Brewing Co. Class B	9,665	675
Whole Foods Market, Inc.	5,150	203

		3,258

Energy—1.8%
Kinder Morgan, Inc.	8,770	337
Marathon Petroleum Corp.	3,454	181
ONEOK, Inc.	1,210	48
Phillips 66	3,455	278
Spectra Energy Corp.	3,900	127
Tesoro Corp.	880	74
Valero Energy Corp.	3,252	204
Williams Cos., Inc. (The)	3,440	197

		1,446

Financials—5.6%
American Express Co.	4,205	327
AON plc	3,460	345
Capital One Financial Corp.	2,640	232
CBRE Group, Inc. Class A(2)	19,228	711
Charles Schwab Corp. (The)	4,835	158
CME Group, Inc.	2,075	193
Discover Financial Services	2,420	139
E*Trade Financial Corp. (The)(2)	1,290	39
Goldman Sachs Group, Inc. (The)	1,595	333
HCP, Inc.	5,130	187

1

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Health Care REIT, Inc.	3,890	$255
Intercontinental Exchange Group, Inc.	725	162
Marsh & McLennan Cos., Inc.	6,640	377
McGraw-Hill Cos., Inc. (The)	1,790	180
Moody’s Corp.	1,300	140
Morgan Stanley	6,030	234
NASDAQ OMX Group, Inc. (The)	870	43
Navient Corp.	2,200	40
Realty Income Corp.	1,720	76
Ventas, Inc.	3,680	229

		4,400

Health Care—6.9%
AbbVie, Inc.	1,100	74
Aetna, Inc.	1,130	144
Agilent Technologies, Inc.	3,340	129
Alexion Pharmaceuticals, Inc.(2)	290	52
Allergan plc(2)	270	82
AmerisourceBergen Corp.	1,395	148
Amgen, Inc.	1,030	158
Anthem, Inc.	870	143
Biogen, Inc.(2)	340	137
Bristol-Myers Squibb Co.	1,160	77
Cardinal Health, Inc.	1,960	164
Celgene Corp.(2)	1,160	134
Cerner Corp.(2)	10,710	740
Cigna Corp.	840	136
Eli Lilly & Co.	680	57
Endo International plc	65	5
Gilead Sciences, Inc.	1,915	224
HCA Holdings, Inc.(2)	5,490	498
Hospira, Inc.(2)	60	5
Humana, Inc.	480	92
Johnson & Johnson	1,700	166
Mallinckrodt plc	40	5
McKesson Corp.	1,360	306
Merck & Co., Inc.	1,957	111
Mylan NV	150	10
Patterson Cos., Inc.	570	28
PerkinElmer, Inc.	1,115	59
Perrigo Co. plc	50	9
Pfizer, Inc.	4,220	142
Regeneron Pharmaceuticals, Inc.(2)	105	54
Schein (Henry), Inc.(2)	550	78

	SHARES	VALUE
Health Care—(continued)
Tenet Healthcare Corp.(2)	2,070	$120
Thermo Fisher Scientific, Inc.	3,500	454
UnitedHealth Group, Inc.	2,720	332
Universal Health Services, Inc. Class B	1,677	238
Vertex Pharmaceuticals, Inc.(2)	360	44
Waters Corp.(2)	825	106
Zoetis, Inc.	185	9

		5,470

Industrials—8.3%
Allegion plc	4,580	275
American Airlines Group, Inc.	5,150	206
Avery Dennison Corp.	2,760	168
Boeing Co. (The)	1,065	148
Cintas Corp.	8,607	728
CSX Corp.	4,640	152
Delta Air Lines, Inc.	5,845	240
Dover Corp.	912	64
Dun & Bradstreet Corp.	880	107
Equifax, Inc.	2,620	254
Flowserve Corp.	750	39
General Dynamics Corp.	510	72
Honeywell International, Inc.	1,260	128
Illinois Tool Works, Inc.	1,720	158
Ingersoll-Rand plc	1,460	98
Kansas City Southern	540	49
L-3 Communications Holdings, Inc.	70	8
Lockheed Martin Corp.	440	82
Masco Corp.	16,580	442
Nielsen Holdings NV	8,167	366
Norfolk Southern Corp.	1,530	134
Northrop Grumman Corp.	320	51
Pall Corp.	590	73
Parker Hannifin Corp.	790	92
Pentair plc	1,010	69
Precision Castparts Corp.	235	47
Raytheon Co.	495	47
Robert Half International, Inc.	12,892	716
Rockwell Collins, Inc.	120	11
Ryder System, Inc.	7,779	680
Snap-On, Inc.	320	51
Southwest Airlines Co.	4,790	159
Stanley Black & Decker, Inc.	880	93
Textron, Inc.	245	11

2

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Union Pacific Corp.	3,890	$371
United Technologies Corp.	1,340	149
Xylem, Inc.	1,020	38

		6,576

Information Technology—7.8%
Adobe Systems, Inc.(2)	2,560	207
Akamai Technologies, Inc.(2)	130	9
Alliance Data Systems Corp.(2)	140	41
Amphenol Corp. Class A	5,000	290
Apple, Inc.	4,560	572
Applied Materials, Inc.	19,260	370
Autodesk, Inc.(2)	1,400	70
Automatic Data Processing, Inc.	1,017	82
Citrix Systems, Inc.(2)	980	69
Computer Sciences Corp.	160	10
Corning, Inc.	20,727	409
eBay, Inc.(2)	1,455	88
Electronic Arts, Inc.(2)	11,615	772
EMC Corp.	1,760	46
Equinix, Inc.	80	20
Facebook, Inc. Class A(2)	2,440	209
Fidelity National Information Services, Inc.	610	38
Fiserv, Inc.(2)	520	43
Gannett Co., Inc.	5,255	73
Google, Inc. Class A(2)	340	184
Google, Inc. Class C(2)	340	177
Hewlett-Packard Co.	1,610	48
Intuit, Inc.	1,590	160
KLA-Tencor Corp.	2,895	163
Lam Research Corp.	2,490	203
MasterCard, Inc. Class A	1,870	175
NetApp, Inc.	150	5
Paychex, Inc.	700	33
Salesforce.com, Inc.(2)	3,270	228
SanDisk Corp.	100	6
Seagate Technology plc	160	8
TE Connectivity Ltd.	10,390	668
Tegna, Inc.	10,510	337
Total System Services, Inc.	190	8
VeriSign, Inc.(2)	70	4
Visa, Inc. Class A	3,715	249
Western Digital Corp.	100	8
Western Union Co. (The)	1,130	23

	SHARES	VALUE
Information Technology—(continued)
Xerox Corp.	2,270	$24
Yahoo!, Inc.(2)	1,160	46

		6,175

Materials—5.0%
Dow Chemical Co. (The)	5,705	292
Du Pont (E.I.) de Nemours & Co.	4,740	303
Eastman Chemical Co.	880	72
Ecolab, Inc.	1,760	199
FMC Corp.	790	42
Freeport-McMoRan Copper & Gold, Inc.	31,997	596
International Flavors & Fragrances, Inc.	590	64
International Paper Co.	13,580	646
Martin Marietta Materials, Inc.	2,090	296
MeadWestvaco Corp.	5,110	241
PPG Industries, Inc.	1,760	202
Sealed Air Corp.	6,350	326
Sherwin-Williams Co. (The)	557	153
Sigma-Aldrich Corp.	880	123
Vulcan Materials Co.	4,430	372

		3,927

Retail REITs—0.8%
General Growth Properties, Inc.	4,760	122
Kimco Realty Corp.	3,147	71
Macerich Co. (The)	1,087	81
Simon Property Group, Inc.	2,110	365

		639

Telecommunication Services—0.9%
Level 3 Communications, Inc.(2)	13,220	696

Utilities—0.9%
AGL Resources, Inc.	14,822	690

TOTAL COMMON STOCKS (Identified Cost $48,899)		47,757

EXCHANGE-TRADED FUNDS(3)—38.0%
iShares China Large-Cap	80,677	3,719
iShares MSCI Germany Index Fund	131,312	3,661
iShares MSCI Hong Kong Index Fund	169,510	3,824
iShares MSCI India	132,090	4,004
iShares MSCI Italy Index Fund Capped	250,920	3,736
iShares MSCI Spain Index Fund Capped	108,710	3,647
iShares MSCI Switzerland Index Fund Capped	110,847	3,631

3

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
iShares MSCI Taiwan Index Fund	244,540	$3,859

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $31,794)		30,081

TOTAL LONG TERM INVESTMENTS—98.4% (Identified Cost $80,693)		77,838

SHORT-TERM INVESTMENTS—1.8%
Money Market Mutual Fund—1.8%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.140%)	1,418,346	1,418

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,418)		1,418

TOTAL INVESTMENTS—100.2% (Identified Cost $82,111)		79,256	(1)
Other assets and liabilities, net—(0.2)%		(156)

NET ASSETS—100.0%		$79,100

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(3)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.
(2)	Non-income producing.

4

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	87%
India	5
Taiwan	5
Ireland	1
Switzerland	1
United Kingdom	1

Total	100%

†	% of total investments as of June 30, 2015

5

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$47,757	$47,757
Exchange-Traded Funds	30,081	30,081
Short-Term Investments	1,418	1,418

Total Investments	$79,256	$79,256

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.8%
Consumer Discretionary—9.1%
Alimentation Couche -Tard, Inc. Class B (Canada)	38,556	$1,649
Las Vegas Sands Corp. (United States)	44,131	2,320
Naspers Ltd. Class N (South Africa)	11,331	1,765
Priceline Group, Inc. (The) (United States)(2)	3,237	3,727
Starbucks Corp. (United States)	21,800	1,169
TJX Cos., Inc. (United States)	34,313	2,271

		12,901

Consumer Staples—28.0%
Altria Group, Inc. (United States)	110,007	5,380
British American Tobacco plc (United Kingdom)	130,074	6,979
Coca-Cola Co. (The) (United States)	32,751	1,285
Diageo plc (United Kingdom)	47,048	1,361
Hershey Co. (The) (United States)	17,916	1,591
ITC Ltd. (India)	526,683	2,607
Nestle S.A. Registered Shares (Switzerland)	61,294	4,425
Philip Morris International, Inc. (United States)	63,174	5,065
Reckitt Benckiser Group plc (United Kingdom)	47,290	4,078
Reynolds American, Inc. (United States)	23,528	1,757
SABMiller plc (United Kingdom)	27,761	1,441
Unilever N.V. CVA (Netherlands)	90,510	3,769

		39,738

Energy—1.6%
Enbridge, Inc. (Canada)	46,729	2,185

Financials—20.8%
American Tower Corp. REIT (United States)	29,293	2,733
Berkshire Hathaway, Inc. Class B (United States)(2)	22,477	3,059
Charles Schwab Corp. (The) (United States)	44,400	1,450
CME Group, Inc. (United States)	14,364	1,337
Housing Development Finance Corp. (India)	290,368	5,911
Housing Development Finance Corp. Bank Ltd. (India)	275,925	4,624
Housing Development Finance Corp. Bank Ltd. ADR (India)	5,596	339
JPMorgan Chase & Co. (United States)	37,009	2,508
UBS Group AG (Switzerland)	78,700	1,669
Wells Fargo & Co. (United States)	104,427	5,873

		29,503

	SHARES	VALUE
Health Care—15.8%
Abbott Laboratories (United States)	45,761	$2,246
Biogen, Inc. (United States)(2)	5,140	2,076
Bristol-Myers Squibb Co. (United States)	51,198	3,407
Celgene Corp. (United States)(2)	29,018	3,358
Medtronic plc (United States)	17,957	1,331
Novo Nordisk A/S Class B (Denmark)	45,268	2,466
Regeneron Pharmaceuticals, Inc. (United States)(2)	1,600	816
Roche Holding AG (Switzerland)	18,463	5,174
Zoetis, Inc. (United States)	32,664	1,575

		22,449

Information Technology—20.0%
Alibaba Group Holding Ltd. ADR (Cayman Islands)(2)	16,864	1,387
Apple, Inc. (United States)	38,863	4,874
Baidu, Inc. Sponsored ADR (China)(2)	10,028	1,996
Cielo S.A. (Brazil)	112,111	1,585
Cognizant Technology Solutions Corp. Class A (United States)(2)	37,591	2,297
Facebook, Inc. Class A (United States)(2)	9,174	787
Google, Inc. Class C (United States)(2)	2,573	1,339
MasterCard, Inc. Class A (United States)	81,330	7,603
Tencent Holdings Ltd. (Cayman Islands)	84,876	1,694
Visa, Inc. Class A (United States)	71,360	4,792

		28,354

Materials—1.5%
Martin Marietta Materials, Inc. (United States)	15,073	2,133

TOTAL COMMON STOCKS (Identified Cost $104,115)		137,263

TOTAL LONG TERM INVESTMENTS—96.8% (Identified Cost $104,115)		137,263

SHORT-TERM INVESTMENTS—2.4%
Money Market Mutual Fund—2.4%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	3,378,135	3,378

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,378)		3,378

1

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—99.2% (Identified Cost $107,493)	140,641	(1)

Other assets and liabilities, net—0.8%	1,155

NET ASSETS—100.0%	$141,796

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	59%
India	10
United Kingdom	10
Switzerland	8
Canada	3
Netherlands	3
Cayman Islands	2
Other	5

Total	100%

†	% of total investments as of June 30, 2015

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$137,263	$137,263
Short-Term Investments	3,378	3,378

Total Investments	$140,641	$140,641

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%
Australia—5.0%
Dexus Property Group	135,839	$765
GPT Group (The)	123,300	407
GPT Group (The) - In Specie(2)(3)(4)	13,566	—
Scentre Group	487,789	1,412
Westfield Corp.	208,950	1,470

		4,054

Canada—3.7%
Allied Properties Real Estate Investment Trust	33,435	949
Canadian Real Estate Investment Trust	17,275	587
First Capital Realty, Inc.	34,680	497
RioCan Real Estate Investment Trust	46,062	987

		3,020

Finland—1.0%
Citycon OYJ	212,022	530
Citycon OYJ Interim Shares(2)(4)	106,011	265

		795

France—2.6%
Fonciere Des Regions	3,654	311
Klepierre	26,320	1,158
Mercialys SA	27,000	602

		2,071

Germany—2.6%
Deutsche Annington Immobilien SE	47,749	1,347
LEG Immobilien AG	11,254	782

		2,129

Hong Kong—2.6%
Hysan Development Co. Ltd.	104,000	451
Link REIT (The)	273,504	1,602

		2,053

Italy—0.2%
Beni Stabili SpA	213,062	158

Japan—5.8%
GLP J-REIT	681	651
Hulic Co., Ltd.	74,200	658
Industrial & Infrastructure Fund Investment Corp.	133	601
Japan Real Estate Investment Corp.	111	504
Japan Rental Housing Investments, Inc.	422	297
Kenedix Office Investment Corp.	80	401

	SHARES	VALUE
Japan—(continued)
Kenedix Retail Reit Corp.	64	$152
Nippon Building Fund, Inc.	123	539
Nippon Prologis REIT, Inc.	222	409
Nomura Real Estate Office Fund, Inc.	103	467

		4,679

Mexico—1.2%
PLA Administradora Industrial S de Rl de CV	185,722	363
Prologis Property Mexico SA de CV	367,800	619

		982

Netherlands—3.1%
Unibail-Rodamco SE	9,923	2,508

Norway—0.4%
Entra ASA	23,000	214
Norwegian Property ASA	112,875	140

		354

Singapore—2.7%
CapitaLand Mall Trust	231,450	369
CapitaLand Retail China Trust	524,331	677
Global Logistic Properties Ltd.	587,500	1,104

		2,150

Sweden—0.7%
Castellum AB	40,640	571

United Kingdom—9.5%
Big Yellow Group plc	81,628	818
British Land Co. plc	77,800	970
Derwent London plc	10,110	540
Great Portland Estates plc	27,476	335
Hammerson plc	121,020	1,170
Land Securities Group plc	60,031	1,136
Safestore Holdings plc	168,957	750
SEGRO plc	111,490	711
Unite Group plc (The)	138,500	1,244

		7,674

United States—58.0%
American Campus Communities, Inc.	22,638	853
American Homes 4 Rent Class A	24,000	385
AvalonBay Communities, Inc.	14,065	2,249
Boston Properties, Inc.	11,078	1,341
Brixmor Property Group, Inc.	56,833	1,315

1

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
United States—(continued)
Camden Property Trust	24,460	$1,817
Cousins Properties, Inc.	78,700	817
CubeSmart	30,050	696
DCT Industrial Trust, Inc.	51,198	1,610
Douglas Emmett, Inc.	43,619	1,175
Duke Realty Corp.	42,100	782
Equity Lifestyle Properties, Inc.	10,446	549
Equity Residential	37,915	2,660
Essex Property Trust, Inc.	11,254	2,391
Extra Space Storage, Inc.	26,195	1,708
Federal Realty Investment Trust	7,950	1,018
General Growth Properties, Inc.	66,019	1,694
HCP, Inc.	6,329	231
Highwoods Properties, Inc.	23,560	941
Host Hotels & Resorts, Inc.	95,108	1,886
Kilroy Realty Corp.	27,075	1,818
LaSalle Hotel Properties	38,915	1,380
Liberty Property Trust	38,167	1,230
Macerich Co. (The)	1,873	140
Paramount Group, Inc.	30,640	526
Pebblebrook Hotel Trust	32,809	1,407
Prologis, Inc.	60,848	2,257
Public Storage	11,884	2,191
Regency Centers Corp.	17,400	1,026
RLJ Lodging Trust	43,350	1,291
Simon Property Group, Inc.	25,431	4,400
SL Green Realty Corp.	5,286	581
Tanger Factory Outlet Centers	45,750	1,450
Ventas, Inc.	16,472	1,023
WP GLIMCHER, Inc.	7,315	99

		46,937

TOTAL COMMON STOCKS (Identified Cost $74,698)		80,135

TOTAL LONG TERM INVESTMENTS—99.1% (Identified Cost $74,698)		80,135

SHORT-TERM INVESTMENTS—0.7%
Money Market Mutual Fund—0.7%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	593,993	594

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $594)		594

TOTAL INVESTMENTS—99.8% (Identified Cost $75,292)	80,729	(1)
Other assets and liabilities, net—0.2%	167

NET ASSETS—100.0%	$80,896

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

2

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	59%
United Kingdom	10
Japan	6
Australia	5
Canada	4
Netherlands	3
Singapore	3
Other	10

Total	100%

†	% of total investments as of June 30, 2015

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$80,135	$79,870	$265	$0	(1)
Short-Term Investments	594	594	—	—

Total Investments	$80,729	$80,464	$265	$0	(1)

(1)	Includes internally fair valued security currently priced at zero ($0).

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.0%
Consumer Discretionary—16.9%
Barrat Developments plc (United Kingdom)	29,958	$289
Compagnie Financiere Richemont SA Registered Shares (Switzerland)	4,487	365
Domino’s Pizza Group plc (United Kingdom)	21,494	262
Hermes International SA (France)	1,596	595
Naspers Ltd. Class N (South Africa)	1,943	303
Paddy Power plc (Ireland)	4,298	368
Persimmon plc (United Kingdom)	11,197	348
Priceline Group, Inc. (The) (United States)(2)	591	681
William Hill plc (United Kingdom)	45,679	289

		3,500

Consumer Staples—39.3%
Anheuser-Busch InBev N.V. (Belgium)	5,763	691
British American Tobacco plc (United Kingdom)	24,508	1,315
Chocoladefabrike Lindt & Spruengli AG (Switzerland)	43	227
Diageo plc (United Kingdom)	9,260	268
Imperial Tobacco Group plc (United Kingdom)	13,267	639
L’Oreal SA (France)	2,101	375
Nestle S.A. Registered Shares (Switzerland)	13,260	957
Pernod-Ricard SA (France)	3,046	352
Philip Morris International, Inc. (United States)	12,020	964
Reckitt Benckiser Group plc (United Kingdom)	11,855	1,022
SABMiller plc (United Kingdom)	11,032	573
Unilever N.V. CVA (Netherlands)	18,115	754

		8,137

Financials—10.5%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	62,120	609
Lloyds Banking Group plc (United Kingdom)	256,886	344
Reinet Investments SCA (Luxembourg)	8,716	181
Svenska Handelsbanken AB Class A (Sweden)	12,577	184
UBS Group AG (Switzerland)	40,425	857

		2,175

Health Care—18.6%
Bayer AG Registered Shares (Germany)	2,023	283
Coloplast A/S Class B (Denmark)	2,773	182
Essilor International SA (France)	4,302	513
Fresenius Medical Care AG & Co. KGaA (Germany)	4,089	338
Grifols SA (Spain)	10,158	409

	SHARES	VALUE
Health Care—(continued)
Novo Nordisk A/S Class B (Denmark)	11,901	$648
Novozymes A/S Class B (Denmark)	4,583	218
Roche Holding AG (Switzerland)	4,513	1,265

		3,856

Industrials—6.3%
Bureau Veritas SA (France)	18,821	434
DKSH Holding AG (Switzerland)	3,616	262
Geberit AG (Switzerland)	550	183
SGS SA Registered Shares (Switzerland)	136	248
Zardoya Otis S.A. (Spain)(2)(3)	628	7
Zardoya Otis S.A. (Spain)	15,711	171

		1,305

Materials—6.3%
Air Liquide SA (France)	5,051	639
HeidelbergCement AG (Germany)	2,315	184
Randgold Resources Ltd. (Jersey)	1,698	114
Randgold Resources Ltd. ADR (Jersey)	1,763	118
Sika AG (Switzerland)	69	243

		1,298

Retail REIT—1.1%
Unibail-Rodamco SE (Netherlands)	874	221

TOTAL COMMON STOCKS (Identified Cost $17,804)		20,492

TOTAL LONG TERM INVESTMENTS—99.0% (Identified Cost $17,804)		20,492

SHORT-TERM INVESTMENTS—2.4%
Money Market Mutual Fund—2.4%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	486,991	487

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $487)		487

TOTAL INVESTMENTS—101.4% (Identified Cost $18,291)		20,979	(1)
Other assets and liabilities, net—(1.4)%		(280)

NET ASSETS—100.0%		$20,699

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

1

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

2

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	25%
Switzerland	22
France	14
United States	10
Spain	6
Denmark	5
Netherlands	5
Other	13

Total	100%

†	% of total investments as of June 30, 2015

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$20,492	$20,485	$7
Short-Term Investments	487	487	—

Total Investments	$20,979	$20,972	$7

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
CLOSED END FUNDS—66.3%
Convertible Fund—0.9%
Putnam High Income Securities Fund	48,414	$377

Equity Funds—35.4%
Adams Express Co.	51,119	714
Adams Natural Resources Fund, Inc.	13,166	294
Alpine Total Dynamic Dividend Fund	86,634	749
ASA Gold and Precious Metals Ltd.	4,500	44
Blackrock Science & Technology Trust	115,377	2,036
Boulder Growth & Income Fund, Inc.	239,381	2,020
Cohen & Steers Infrastructure Fund, Inc.	27,935	587
Cohen & Steers Total Return Realty Fund, Inc.	16,684	203
Cushing MLP Total Return Fund (The)	120,014	442
Eaton Vance Tax-Advantaged Dividend Income Fund	9,652	191
Gabelli Dividend & Income Trust (The)	46,938	977
Gabelli Healthcare & WellnessRx Trust (The)	63,857	718
Gabelli Multimedia Trust, Inc.	44,700	410
General American Investors Co., Inc.	17,749	618
Kayne Anderson Midsteam/Energy Fund, Inc.	39,876	1,178
Liberty All Star Equity Fund	138,547	797
Salient Midstream & MLP Fund	50,385	1,016
Tortoise Energy Independence Fund, Inc.	23,681	435
Tortoise Energy Infrastructure Corp.	29,555	1,091
Tri-Continental Corp.	11,847	251

		14,771

Income Funds—12.8%
First Trust High Income Long/Short Fund	32,500	508
First Trust Mortgage Income Fund	14,700	207
NexPoint Credit Strategies Fund	133,010	975
Nuveen Multi-Market Income Fund, Inc.	14,024	101
Pimco Corporate & Income Strategy Fund	10,911	155
Pimco Dynamic Credit Income Fund	79,900	1,613
Pimco Dynamic Income Fund	52,056	1,521
Pimco Income Strategy Fund	19,000	206
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	5,000	56

		5,342

International Equity Funds—16.0%
Aberdeen Japan Equity Fund, Inc.	67,648	559
Aberdeen Singapore Fund, Inc.	5,100	56
Alpine Global Dynamic Dividend Fund	57,943	574

	SHARES	VALUE
International Equity Funds—(continued)
Brookfield Global Listed Infrastructure Income Fund, Inc.	7,000	$116
Clough Global Opportunities Fund	24,477	295
Delaware Enhanced Global Dividend and Income Fund	18,872	204
Japan Smaller Capitalization Fund, Inc.	53,793	581
Korea Fund, Inc. (The)(2)	6,579	267
Macquarie Global Infrastructure Total Return Fund, Inc.	4,000	93
Morgan Stanley China A Share Fund, Inc.	3,500	119
New Germany Fund, Inc. (The)	26,865	405
RMR Real Estate Income Fund	11,278	209
Taiwan Fund, Inc. (The)	29,640	527
Tekla Healthcare Opportunities Fund	133,153	2,640
Templeton Dragon Fund, Inc.	1,837	46

		6,691

International Income Funds—1.2%
Aberdeen Asia-Pacific Income Fund, Inc.	14,107	70
Diversified Real Asset Income Fund	24,030	421

		491

TOTAL CLOSED END FUNDS (Identified Cost $28,604)		27,672

PREFERRED STOCKS—23.0%
Financials—23.0%
Eagle Point Credit Co, Inc. 7.75%	19,140	482
MVC Capital, Inc. 7.25	83,145	2,071
Oxford Lane Capital Corp. 7.50%	142,952	3,436
Oxford Lane Capital Corp. 8.125%	142,366	3,582

TOTAL PREFERRED STOCKS (Identified Cost $9,667)		9,571

TOTAL LONG TERM INVESTMENTS—89.3% (Identified Cost $38,271)		37,243

SHORT-TERM INVESTMENTS—12.2%
Money Market Mutual Fund—12.2%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	5,093,558	5,094

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,094)		5,094

1

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—101.5% (Identified Cost $43,365)	42,337	(1)
Other assets and liabilities, net—(1.5)%	(626)

NET ASSETS—100.0%	$41,711

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Closed End Funds	$27,672	$27,672
Preferred Stocks	9,571	9,571
Short-Term Investments	5,094	5,094

Total Investments	$42,337	$42,337

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—1.1%
Non-Agency—1.1%
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	$132	$131
Goldman Sachs Residential Mortgage Loan Trust 05-5F, B1 5.750%, 6/25/35(2)	275	285
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	243	260
Residential Accredit Loans, Inc. 05-QS1, A5 5.500%, 1/25/35	149	150
Residential Asset Securities Corp. 01-KS2, AI5 7.514%, 6/25/31(2)	222	228

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,020)		1,054

ASSET-BACKED SECURITIES—1.8%
Carnow Auto Receivables Trust 14-1A, E 144A 5.530%, 1/15/20(3)	300	304
Exeter Automobile Receivables Trust 14-3A, D 144A 5.690%, 4/15/21(3)	300	302
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	250	250
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	409	413
Leaf Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	160	154
LEAF Receivables Funding 9 LLC 13-1, E1 144A 6.000%, 9/15/21(3)	270	277

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,686)		1,700

CORPORATE BONDS AND NOTES—89.2%
Consumer Discretionary—21.8%
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	810	851
Boyd Gaming Corp.
9.000%, 7/1/20	310	338
6.875%, 5/15/23	265	273
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(3)	35	35
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(12)	500	410
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	360	340

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	$260	$196
Cequel Communications Holdings I LLC 144A 6.375%, 9/15/20(3)	865	862
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20	1,880	1,967
Series A 7.625%, 3/15/20	175	181
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	245	264
CSC Holdings LLC 5.250%, 6/1/24	540	521
Dana Holding Corp. 5.500%, 12/15/24	130	128
DISH DBS Corp. 5.000%, 3/15/23	550	512
DR Horton, Inc. 4.000%, 2/15/20	105	105
Fiat Chrysler Automobiles NV 5.250%, 4/15/23(3)	250	246
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/21	595	621
iHeartCommunications, Inc.
10.000%, 1/15/18	290	235
9.000%, 3/1/21	650	595
Intelsat Jackson Holdings SA 5.500%, 8/1/23	675	600
International Game Technology plc 144A 5.625%, 2/15/20(3)	220	216
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	561	579
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	485	523
Lear Corp. 5.250%, 1/15/25	405	400
Lennar Corp. 4.500%, 11/15/19	215	219
MDC Holdings, Inc. 5.500%, 1/15/24	370	365
Meritor, Inc. 6.750%, 6/15/21	600	617
MGM Resorts International 6.750%, 10/1/20	745	791
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	225	237
MPG Holdco I, Inc. 7.375%, 10/15/22	245	262
Numericable Group SA
144A 6.000%, 5/15/22(3)	465	460
144A 6.250%, 5/15/24(3)	200	197
Omega US Sub LLC 144A 8.750%, 7/15/23(3)	755	757
Penn National Gaming, Inc. 5.875%, 11/1/21	490	496
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	335	357
Playa Resorts Holding B.V. 144A 8.000%, 8/15/20(3)	200	208
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	670	704
RSI Home Products, Inc. 144A 6.500%, 3/15/23(3)	255	258

1

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Consumer Discretionary—(continued)
Schaeffler Finance B.V. 144A 4.750%, 5/15/23(3)	$200		$196
Scientific Games International, Inc.
6.625%, 5/15/21	270		211
144A 7.000%, 1/1/22(3)	415		431
Standard Pacific Corp. 6.250%, 12/15/21	120		128
Standard Pacific Corp. 5.875%, 11/15/24	175		181
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(3)	210		208
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	520		512
United Artists Theatre Circuit, Inc.
Series 95-A 9.300%, 7/1/15(5)(6)	29		29
Series BD-1 9.300%, 7/1/15(5)(6)	33		33
Series AW-0 9.300%, 7/1/15(5)(6)	—	(16)	—	(16)
Series BE-9 9.300%, 7/1/15(5)(6)	1		1
Univision Communications, Inc. 144A 5.125%, 5/15/23(3)	545		531
Viking Cruises Ltd. 144A 8.500%, 10/15/22(3)	260		290
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	450		461
WMG Acquisition Corp.
144A 5.625%, 4/15/22(3)	250		251
144A 6.750%, 4/15/22(3)	250		239

			20,628

Consumer Staples—3.9%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	275		278
Ingles Markets, Inc. 5.750%, 6/15/23	550		562
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	105		106
Post Holdings, Inc. 144A 6.000%, 12/15/22(3)	335		324
Rite Aid Corp.
6.750%, 6/15/21	540		568
144A 6.125%, 4/1/23(3)	65		67
Roundy’s Supermarkets, Inc. 144A 10.250%, 12/15/20(3)	250		214
Spectrum Brands, Inc. 6.375%, 11/15/20	520		552
SUPERVALU, Inc. 6.750%, 6/1/21	300		305
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	310		312
Vector Group Ltd. 7.750%, 2/15/21	400		430

			3,718

Energy—9.8%
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	320		311

	PAR VALUE	VALUE
Energy—(continued)
Blue Racer Midstream LLC / Blue Racer Finance Corp. 144A 6.125%, 11/15/22(3)	$305	$316
California Resources Corp. 5.000%, 1/15/20	140	124
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20	280	296
Chesapeake Energy Corp. 6.625%, 8/15/20	345	338
CONSOL Energy, Inc. 5.875%, 4/15/22	260	222
Crestwood Midstream Partners LP (Crestwood Midstream Finance Corp.) 144A 6.250%, 4/1/23(3)	295	307
Denbury Resources, Inc. 5.500%, 5/1/22	180	161
Energy Transfer Partners LP 5.875%, 1/15/24	465	484
EnQuest plc 144A 7.000%, 4/15/22(3)	250	199
Ensco PLC 5.200%, 3/15/25	40	39
EP Energy LLC (Everest Acquisition Finance, Inc.)
9.375%, 5/1/20	215	231
144A 6.375%, 6/15/23(3)	530	533
Exterran Partners LP (EXLP Finance Corp.) 6.000%, 10/1/22	355	339
FTS International, Inc.
144A 7.783%, 6/15/20(2)(3)	230	229
6.250%, 5/1/22	190	141
Gulfport Energy, Corp. 7.750%, 11/1/20	305	321
Halcon Resources Corp.
144A 8.625%, 2/1/20(3)	160	159
8.875%, 5/15/21	300	199
Helmerich & Payne International Drilling Co. 144A 4.650%, 3/15/25(3)	170	175
Laredo Petroleum, Inc. 6.250%, 3/15/23	85	87
Linn Energy LLC (Linn Energy Finance Corp.) 7.750%, 2/1/21	245	192
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	300	295
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	250	241
Newfield Exploration Co. 5.375%, 1/1/26	435	431
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	245	246
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	220	181
Parker Drilling Co. (The) 7.500%, 8/1/20	275	252
Regency Energy Partners LP 5.875%, 3/1/22	535	569
Sabine Oil & Gas Corp. 7.250%, 6/15/19(12)	329	74
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	480	492
SM Energy Co. 144A 6.125%, 11/15/22(3)	265	274

2

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	$425		$444
Whiting Petroleum Corp. 144A 6.250%, 4/1/23(3)	325		324

			9,226

Financials—11.2%
Aircastle Ltd. 5.125%, 3/15/21	625		633
Ally Financial, Inc.
3.250%, 2/13/18	95		95
3.600%, 5/21/18	65		65
4.125%, 3/30/20	185		185
4.125%, 2/13/22	130		125
4.625%, 3/30/25	160		153
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	340		348
CyrusOne LP (CyrusOne Finance Corp.) 144A 6.375%, 11/15/22(3)	400		415
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	585		585
DuPont Fabros Technology LP 5.875%, 9/15/21	405		412
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	260		254
First Cash Financial Services, Inc. 6.750%, 4/1/21	280		296
General Motors Financial Co., Inc. 3.450%, 4/10/22	125		122
Genworth Holdings, Inc. 4.900%, 8/15/23	405		360
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	385		392
5.375%, 11/1/23	5		5
Hertz Corp. (The) 6.250%, 10/15/22	410		418
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.) 5.875%, 2/1/22	335		341
ING Groep NV 6.000% (2)(9)(10)	200	(11)	198
iStar Financial, Inc. 5.000%, 7/1/19	865		856
JPMorgan Chase & Co. Series Z, 5.300% (2)(9)(10)	60	(11)	60
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	175		182
Nationstar Mortgage LLC 6.500%, 7/1/21	290		271
Navient LLC
4.875%, 6/17/19	75		74
5.500%, 1/25/23	240		228
RHP Hotel Properties LP (RHP Finance Corp.) 144A 5.000%, 4/15/23(3)	45		44
Springleaf Finance Corp. 5.250%, 12/15/19	1,120		1,109
Sprint Capital Corp. 6.900%, 5/1/19	360		368

	PAR VALUE	VALUE
Financials—(continued)
Ukreximbank Via Biz Finance plc RegS 8.375%, 7/27/15(4)(7)	$100	$78
UPCB Finance Ltd. Series V 144A 7.250%, 11/15/21(3)	441	479
Voya Financial, Inc. 5.650%, 5/15/53(2)	770	789
Walter Investment Management Corp. 7.875%, 12/15/21	410	382
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	295	261

		10,583

Health Care—12.4%
Acadia Healthcare Co., Inc. 5.125%, 7/1/22	145	144
Alere, Inc.
6.500%, 6/15/20	415	432
144A 6.375%, 7/1/23(3)	115	117
Capsugel SA PIK Interest Capitalization, 7.00% interest, 0.75% capitalization 144A, 5/15/19(3)(17)	310	316
Community Health Systems, Inc.
5.125%, 8/1/21	345	352
6.875%, 2/1/22	145	154
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	520	521
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	265	235
DaVita Healthcare Partners, Inc.
5.125%, 7/15/24	310	305
5.000%, 5/1/25	125	121
DJO Finco, Inc. (DJO Finance LLC / DJO Finance Corp.) 144A 8.125%, 6/15/21(3)	210	217
Endo Finance LLC (Endo Finco, Inc.) 144A 5.375%, 1/15/23(3)	300	297
Envision Healthcare Corp. 144A 5.125%, 7/1/22(3)	335	338
HCA, Inc.
6.500%, 2/15/20	485	542
5.375%, 2/1/25	1,175	1,190
Hologic, Inc. 144A 5.250%, 7/15/22(3)	55	56
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	130	136
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 8.75% interest, 0.75% capitalization 144A, 5/1/20(3)(13)	245	249
Mallinckrodt International Finance S.A.
144A 4.875%, 4/15/20(3)	10	10

3

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
144A 5.750%, 8/1/22(3)	$105	$107
144A 5.500%, 4/15/25(3)	20	19
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	200	205
Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20	350	374
Pinnacle Merger Sub, Inc. 144A 9.500%, 10/1/23(3)	225	253
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	350	353
Select Medical Corp. 6.375%, 6/1/21	400	406
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(3)	370	373
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	462	464
Tenet Healthcare Corp.
6.000%, 10/1/20	420	449
4.500%, 4/1/21	310	308
8.125%, 4/1/22	870	955
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(3)	155	163
144A 5.375%, 3/15/20(3)	900	931
144A 7.250%, 7/15/22(3)	300	320
144A 5.875%, 5/15/23(3)	105	108
144A 6.125%, 4/15/25(3)	170	176

		11,696

Industrials—7.8%
ADS Waste Holdings, Inc. 8.250%, 10/1/20	335	348
ADT Corp. (The) 6.250%, 10/15/21	845	891
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(3)	310	308
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	160	155
Berry Plastics Corp. 5.125%, 7/15/23	480	469
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	570	509
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	330	343
Building Materials Corp. of America 144A 5.375%, 11/15/24(3)	360	355
CEB, Inc. 144A 5.625%, 6/15/23(3)	170	171
Dycom Investments, Inc. 7.125%, 1/15/21	335	352
Garda World Security Corp. 144A 7.250%, 11/15/21(3)	410	396
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(3)	175	169
144A 9.250%, 3/1/21(3)	350	313

	PAR VALUE	VALUE
Industrials—(continued)
HD Supply, Inc. 144A 5.250%, 12/15/21(3)	$470	$478
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	200	208
NCI Building Systems, Inc. 144A 8.250%, 1/15/23(3)	290	310
Oshkosh Corp 5.375%, 3/1/25	195	196
TransDigm, Inc.
6.000%, 7/15/22	380	377
144A 6.500%, 5/15/25(3)	230	229
U.S. Airways Pass-Through-Trust 12-2, C 5.450%, 6/3/18	205	209
United Rentals North America, Inc. 5.500%, 7/15/25	620	601

		7,387

Information Technology—3.2%
Blue Coat Holdings, Inc. 144A 8.375%, 6/1/23(3)	195	199
First Data Corp. 11.750%, 8/15/21	1,145	1,291
Flextronics International Ltd. 144A 4.750%, 6/15/25(3)	85	84
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(3)	220	208
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	340	343
NXP BV (NXP Funding LLC) 144A 4.125%, 6/15/20(3)	300	303
Project Homestake Merger Corp. 144A 8.875%, 3/1/23(3)	215	209
SunGard Data Systems, Inc. 6.625%, 11/1/19	400	415

		3,052

Materials—8.2%
ArcelorMittal
5.125%, 6/1/20	60	61
6.125%, 6/1/25	205	205
Ardagh Packaging Finance plc
144A 6.250%, 1/31/19(3)	495	506
144A 9.125%, 10/15/20(3)	275	290
144A 6.750%, 1/31/21(3)	295	303
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	290	291
Cascades, Inc.
144A 5.500%, 7/15/22(3)	940	913
144A 5.750%, 7/15/23(3)	270	262
Cemex SAB de CV 144A 7.250%, 1/15/21(3)	445	471

4

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	$190	$189
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(3)	360	305
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	110	114
Hexion U.S. Finance Corp. 6.625%, 4/15/20	295	272
INEOS Group Holdings SA
144A 6.125%, 8/15/18(3)	235	241
144A 5.875%, 2/15/19(3)	655	661
Mercer International, Inc. 7.000%, 12/1/19	175	184
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	890	928
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	500	521
Sealed Air Corp. 144A 4.875%, 12/1/22(3)	305	301
Tronox Finance LLC 6.375%, 8/15/20	360	336
United States Steel Corp. 6.875%, 4/1/21	205	206
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	200	214

		7,774

Telecommunication Services—8.2%
Altice Financing SA 144A 6.625%, 2/15/23(3)	480	478
Altice SA 144A 7.625%, 2/15/25(3)	480	452
Altice US Finance II Corp. 144A 7.750%, 7/15/25(3)	200	195
CCO Holdings LLC (CCO Holdings Capital Corp.) 6.500%, 4/30/21	565	592
144A 5.125%, 5/1/23(3)	215	210
CenturyLink, Inc. Series V 5.625%, 4/1/20	440	450
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	310	312
Frontier Communications Corp.
8.500%, 4/15/20	460	482
6.250%, 9/15/21	365	334
Level 3 Financing, Inc.
7.000%, 6/1/20	270	287
6.125%, 1/15/21	335	352
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	505	521
Sprint Capital Corp. 6.875%, 11/15/28	355	305
Sprint Communications, Inc. 6.000%, 11/15/22	230	211
Sprint Corp. 7.875%, 9/15/23	360	352
T-Mobile USA, Inc.
6.625%, 11/15/20	420	438
6.125%, 1/15/22	310	321
6.836%, 4/28/23	285	300

	PAR VALUE	VALUE
Telecommunication Services—(continued)
6.500%, 1/15/24	$315	$326
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25(3)	200	192
West Corp. 144A 5.375%, 7/15/22(3)	315	296
Windstream Corp. 7.750%, 10/1/21	340	313

		7,719

Utilities—2.7%
Abengoa Yield plc 144A 7.000%, 11/15/19(3)	230	238
AES Corp. 5.500%, 4/15/25	250	239
AmeriGas Partners LP 7.000%, 5/20/22	375	399
Calpine Corp.
144A 6.000%, 1/15/22(3)	45	48
5.375%, 1/15/23	418	413
Dynegy, Inc.
144A 7.375%, 11/1/22(3)	170	179
144A 7.625%, 11/1/24(3)	95	101
Talen Energy Supply LLC 144A 5.125%, 7/15/19(3)	375	369
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	285	291
Texas Competitive Electric Holdings Co. LLC 144A 11.500%, 10/1/20(3)(14)	500	306

		2,583

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $85,423)		84,366

LOAN AGREEMENTS(2)—9.2%
Consumer Discretionary—1.9%
Brickman Group Ltd. LLC (The) First Lien, 7.500%, 12/17/21	248	249
Caesars Entertainment Operating Co., Inc. Tranche B-7, 1.500%, 1/28/18(12)	165	144
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	142	132
Cirque Du Soleil 0.000%, 6/24/22(8)	139	139
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 11/19/19	114	114
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	411	413
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	200	196
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	332	311

5

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
U.S. Farathane Corp. 6.750%, 12/23/21	$151	$153

		1,851

Consumer Staples—0.4%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	36	36
Crossmark Holdings, Inc. Second Lien, 8.750%, 12/21/20	190	156
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	180	183

		375

Energy—1.2%
Arch Coal, Inc. 6.250%, 5/16/18	173	119
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	183	173
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	136	116
Fieldwood Energy LLC Second Lien, 0.000%, 9/30/20(8)	285	220
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	159	152
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	285	101
Templar Energy LLC Second Lien, 8.500%, 11/25/20	355	262

		1,143

Health Care—1.9%
21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	261	258
American Renal Holdings, Inc. Second Lien, 0.000%, 3/20/20(8)	292	292
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	151	152
Second Lien, 11.000%, 1/2/19	171	172
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	159	160
MMM Holdings, Inc. 9.750%, 12/12/17	82	68
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	60	49
NVA Holdings, Inc.
First Lien, 4.750%, 8/14/21	16	16
Second Lien 8.000%, 8/14/22	195	196
Regional Care, Inc. (RCHP, Inc.) First Lien, 5.250%, 4/23/19	275	275
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	32	32

	PAR VALUE		VALUE
Health Care—(continued)
Second Lien, 8.500%, 11/3/21	$103		$103

			1,773

Industrials—0.9%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	59		59
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	81		81
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien 8.250%, 1/25/21	295		294
Sedgwick Claims Management Services, Inc. Second Lien, 0.000%, 2/28/22(8)	390		384

			818

Information Technology—2.5%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	193		195
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	428		430
Deltek, Inc.
First Lien 0.000%, 6/25/22(8)	6		6
Second Lien 0.000%, 6/23/23(8)	181		182
Evergreen Skills Lux S.A.R.L. Second Lien, 9.250%, 4/28/22	152		143
Kronos, Inc. Second Lien, 9.750%, 4/30/20	510		527
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	585		586
Presidio, Inc. Refinancing Term 5.250%, 2/2/22	217		218
Riverbed Technologies, Inc. 6.000%, 4/24/22	128		129

			2,416

Materials—0.4%
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	370		371

TOTAL LOAN AGREEMENTS (Identified Cost $9,254)			8,747

	SHARES		VALUE
PREFERRED STOCKS—1.0%
Financials—1.0%
Ally Financial, Inc. Series A, 8.500%	11,530		305
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	215	(11)	216

6

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
Financials—(continued)
JPMorgan Chase & Co. Series V, 5.000%(2)	295	(11)	$289
SunTrust Bank, Inc. 5.625%(2)	95	(11)	95

TOTAL PREFERRED STOCKS (Identified Cost $915)			905

AFFILIATED MUTUAL FUND—1.1%
Virtus Credit Opportunities Fund	105,000		1,047

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,050)			1,047

TOTAL LONG TERM INVESTMENTS—103.4% (Identified Cost $99,348)			97,819	(15)

SHORT-TERM INVESTMENTS—1.6%
Money Market Mutual Fund—1.6%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	1,523,074		1,523

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,523)			1,523

TOTAL INVESTMENTS—105.0% (Identified Cost $100,871)			99,342	(1)
Other assets and liabilities, net—(5.0)%			(4,755)

NET ASSETS—100.0%			$94,587

Abbreviation:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2015.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $37,919 or 40.1% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(6)	Illiquid security.
(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	This loan will settle after June 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	No contractual maturity date.
(10)	Interest payments may be deferred.
(11)	Value shown as par value.
(12)	Security in default.
(13)	92.1% of the income received was in cash and 7.9% in PIK.
(14)	Security in default, interest payments are being received during the bankruptcy proceedings.
(15)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(16)	Amounts are less than $500 (not reported in 000s).
(17)	90% of the income received was in cash and 10% in PIK.

7

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	83%
Canada	5
Luxembourg	4
Netherlands	2
Bermuda	1
Ireland	1
United Kingdom	1
Other	3

Total	100%

†	% of total investments as of June 30, 2015

8

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,700	$—	$1,700	$—
Corporate Bonds And Notes	84,366	—	84,303	63
Loan Agreements	8,747	—	8,747	—
Mortgage-Backed Securities	1,054	—	1,054	—
Equity Securities:
Affiliated Mutual Fund	1,047	1,047	—	—
Preferred Stocks	905	305	600	—
Short-Term Investments	1,523	1,523	—	—

Total Investments	$99,342	$2,875	$96,404	$63

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Corporate Bonds And Notes
Balance as of September 30, 2014:	$125
Accrued discount/(premium)	8
Realized gain (loss)	8
Change in unrealized appreciation (depreciation)	(17)
Purchases	—
Sales(b)	(61)
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of June 30, 2015	$63 (c)

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)

Includes internally fair valued security. See the last paragraph under “Note 1A Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—91.3%
Consumer Discretionary—17.0%
Bridgestone Corp. (Japan)	6,700	$248
Fuji Heavy Industries Ltd. (Japan)	7,950	293
Panasonic Corp. (Japan)	18,810	259
Sony Corp. Sponsored ADR (Japan)(2)	8,500	241
Toyota Motor Corp. Sponsored ADR (Japan)	1,920	257
WPP PLC (United Kingdom)	11,220	251

		1,549

Consumer Staples—2.6%
Marine Harvest ASA Sponsored ADR (Norway)(4)	20,540	235

Energy—5.2%
Cameco Corp. (Canada)	17,030	243
Encana Corp. (Canada)	21,130	233

		476

Financials—31.6%
Aegon NV American Registered Shares (Netherlands)	34,640	256
Aviva plc (United Kingdom)	32,082	248
Caixabank SA (Spain)	52,210	242
CK Hutchison Holdings Ltd. (Hong Kong)	20,102	295
Credit Agricole SA (France)	17,377	259
ICICI Bank Ltd. Sponsored ADR (India)	25,600	267
ING Groep N.V. Sponsored ADR (Netherlands)	16,220	269
Intesa Sanpaolo SpA (Italy)	72,243	262
Mitsubishi Estate Co. (Japan)	12,180	262
ORIX Corp. (Japan)	17,200	256
Societe Generale SA (France)	5,410	253

		2,869

Health Care—11.5%
Allergan plc (Ireland)(2)	900	273
Novartis AG Sponsored ADR (Switzerland)	2,380	234
Shire plc ADR (United Kingdom)	1,030	249
Valeant Pharmaceuticals International, Inc. (Canada)(2)	1,300	289

		1,045

Industrials—3.3%
Nidec Corp. (Japan)	4,020	301

Information Technology—5.3%
NXP Semiconductors NV (Netherlands)	2,420	237

	SHARES	VALUE
Information Technology—(continued)
SAP SE Sponsored ADR (Germany)(4)	3,500	$246

		483

Telecommunication Services—12.0%
KDDI Corp. (Japan)	11,140	269
Nippon Telegraph & Telephone Corp. ADR (Japan)	8,290	301
Spark New Zealand Ltd. (New Zealand)	134,311	254
Vodafone Group plc Sponsored ADR (United Kingdom)	7,280	265

		1,089

Utilities—2.8%
Enersis SA Sponsored ADR (Chile)	15,930	252

TOTAL COMMON STOCKS (Identified Cost $7,562)		8,299

TOTAL LONG TERM INVESTMENTS—91.3% (Identified Cost $7,562)		8,299	(3)

SHORT-TERM INVESTMENTS—5.0%
Money Market Mutual Fund—5.0%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	451,349	451

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $451)		451

SECURITIES LENDING COLLATERAL—3.7%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.080%)(5)	336,950	337

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $337)		337

TOTAL INVESTMENTS—100.0% (Identified Cost $8,350)		9,087	(1)
Other assets and liabilities, net—0.0%		(4)

NET ASSETS—100.0%		$9,083

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion segregated as collateral for forward currency contracts.

1

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

(4)	All or a portion of security is on loan.
(5)	Represents security purchased with cash collateral received for securities on loan.

Foreign Currencies:

EUR	Euro
JPY	Japanese Yen

At June 30, 2015, the Fund had entered into forward currency contracts as follows (reported in 000’s):

Contracts to Receive		In Exchange for		Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
EURO	9	USD	1,000	JPMorgan	9/10/15	$(1,024)	$(24)
JPY	1,209	USD	1,000	JPMorgan	9/10/15	$(989)	$11

							(13)

							$(13)

2

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	30%
United Kingdom	11
United States	9
Canada	8
Netherlands	8
France	6
Hong Kong	3
Other	25

Total	100%

†	% of total investments as of June 30, 2015

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$8,299	$8,299	$—
Securities Lending Collateral	337	337	—
Short-Term Investments	451	451	—

Total Investments	$9,087	$9,087	$—

Other Financial Instruments:

Forward Currency Contracts	$(13)	$—	$(13)

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.4%
Australia—12.1%
Dexus Property Group	166,018	$935
GPT Group (The)	160,400	530
GPT Group (The) - In Specie(2)(3)(4)	588,920	—
Scentre Group	619,071	1,791
Westfield Corp.	258,773	1,821

		5,077

Canada—8.8%
Allied Properties Real Estate Investment Trust	43,815	1,243
Canadian Real Estate Investment Trust	19,695	669
First Capital Realty, Inc.	43,005	616
RioCan Real Estate Investment Trust	55,150	1,182

		3,710

Finland—2.2%
Citycon OYJ	249,794	625
Citycon OYJ Interim Shares(2)(4)	124,897	312

		937

France—6.1%
Fonciere Des Regions	4,260	362
Klepierre	33,356	1,467
Mercialys SA	33,000	737

		2,566

Germany—6.3%
Deutsche Annington Immobilien SE	60,446	1,705
LEG Immobilien AG	13,461	935

		2,640

Hong Kong—6.1%
Hysan Development Co. Ltd.	133,000	576
Link REIT (The)	340,441	1,994

		2,570

Italy—0.5%
Beni Stabili SpA	298,164	221

Japan—14.1%
GLP J-REIT	845	807
Hulic Co., Ltd.	94,500	838
Industrial & Infrastructure Fund Investment Corp.	173	782
Japan Real Estate Investment Corp.	145	659
Japan Rental Housing Investments, Inc.	528	371
Kenedix Office Investment Corp.	92	462

	SHARES	VALUE
Japan—(continued)
Kenedix Retail Reit Corp.	86	$204
Nippon Building Fund, Inc.	163	714
Nippon Prologis REIT, Inc.	278	512
Nomura Real Estate Office Fund, Inc.	122	553

		5,902

Mexico—2.8%
PLA Administradora Industrial S de Rl de CV	226,852	444
Prologis Property Mexico SA de CV	439,200	739

		1,183

Netherlands—7.3%
Unibail-Rodamco SE	12,060	3,048

Norway—1.2%
Entra ASA	30,000	279
Norwegian Property ASA	193,000	239

		518

Singapore—6.4%
CapitaLand Mall Trust	272,650	435
CapitaLand Retail China Trust	666,868	862
Global Logistic Properties Ltd.	734,000	1,379

		2,676

Sweden—1.8%
Castellum AB	52,366	736

United Kingdom—22.7%
Big Yellow Group plc	105,188	1,054
British Land Co. plc	100,305	1,251
Derwent London plc	13,346	713
Great Portland Estates plc	24,918	304
Hammerson plc	149,109	1,442
Land Securities Group plc	77,885	1,474
Safestore Holdings plc	215,276	956
SEGRO plc	143,557	915
Unite Group plc (The)	155,800	1,399

		9,508

TOTAL COMMON STOCKS (Identified Cost $33,498)		41,292

TOTAL LONG TERM INVESTMENTS—98.4% (Identified Cost $33,498)		41,292

1

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—2.6%
Money Market Mutual Fund—2.6%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	1,083,205	$1,083

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,083)		1,083

TOTAL INVESTMENTS—101.0% (Identified Cost $34,581)		42,375	(1)
Other assets and liabilities, net—(1.0)%		(406)

NET ASSETS—100.0%		$41,969

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

2

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	23%
Japan	14
Australia	12
Canada	9
Netherlands	7
Germany	6
Singapore	6
Other	23

Total	100%

†	% of total investments as of June 30, 2015

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$41,292	$40,980	$312	$0	(1)
Short-Term Investments	1,083	1,083	—	—

Total Investments	$42,375	$42,063	$312	$0	(1)

(1)	Includes internally fair valued security currently priced at zero ($0).

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—92.1%
Consumer Discretionary—15.6%
Colefax Group PLC (United Kingdom)	9,204	$66
Goldlion Holdings Ltd. (Hong Kong)	3,590,600	1,631
Pico Far East Holdings Ltd. (Hong Kong)	6,183,668	1,978
REA Group Ltd. (Australia)	93,200	2,820
Rightmove plc (United Kingdom)	34,500	1,776
Watts Co. Ltd. (Japan)	127,591	1,083

		9,354

Consumer Staples—8.4%
Compania Cervecerias Unidas S.A. (Chile)	124,286	1,319
Dongsuh Co., Inc. (South Korea)	1	—
Guinness Anchor Bhd (Malaysia)	295,000	1,117
Oldtown Bhd (Malaysia)	1,518,750	644
Premier Marketing PCL (Thailand)	4,415,029	1,346
Wawel SA (Poland)	1,900	632

		5,058

Energy—4.0%
Pason Systems, Inc. (Canada)	47,500	849
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	25,548	1,545

		2,394

Financials—19.6%
ARA Asset Management Ltd. (Singapore)	1,449,760	1,884
Ashmore Group plc (United Kingdom)	306,500	1,393
Austbrokers Holdings Ltd. (Australia)	118,917	826
Euler Hermes Group (France)	15,750	1,587
Euroz Ltd. (Australia)	2,180,240	1,682
Financiere Marc de Lacharriere (France)	5,811	512
Hiscox Ltd (United Kingdom)	88,022	1,160
Korea Ratings Corp. (South Korea)	35,794	1,319
LSL Property Services plc (United Kingdom)	236,247	1,448

		11,811

Health Care—6.1%
Haw Par Corp. Ltd. (Singapore)	142,719	955
Software Service, Inc. (Japan)	28,753	1,259
WIN-Partners Co. Ltd. (Japan)	109,710	1,438

		3,652

Industrials—11.0%
AIT Corp. (Japan)	132,500	1,256
Freight Management Holdings Bhd (Malaysia)	1,205,812	483

	SHARES	VALUE
Industrials—(continued)
Konecranes Oyj (Finland)	32,000	$932
Tegma Gestao Logistica (Brazil)(2)	514,881	1,868
Thermador Groupe (France)	10,762	900
WABCO Holdings, Inc. (United States)(2)	9,750	1,206

		6,645

Information Technology—20.6%
Alten SA (France)	23,700	1,101
Autohome, Inc. ADR (China)(2)	60,200	3,043
Bouvet ASA (Norway)	231,353	2,493
carsales.com Ltd. (Australia)	252,467	1,985
Lumax International Corp., Ltd. (Taiwan)	977,000	1,738
Pro-Ship, Inc. (Japan)	42,000	841
TOTVS SA (Brazil)	93,000	1,166

		12,367

Materials—6.8%
Assore Ltd. (South Africa)	93,000	791
KPX Chemical Co. Ltd. (South Korea)	27,394	1,424
Rimoni Industries Ltd. (Israel)	10,810	75
Transpaco Ltd. (South Africa)	903,921	1,412
Victrex plc (United Kingdom)	11,800	358

		4,060

TOTAL COMMON STOCKS (Identified Cost $56,538)		55,341

TOTAL LONG TERM INVESTMENTS—92.1% (Identified Cost $56,538)		55,341

SHORT-TERM INVESTMENTS—9.7%
Money Market Mutual Fund—9.7%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	5,847,195	5,847

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,847)		5,847

TOTAL INVESTMENTS—101.8% (Identified Cost $62,385)		61,188	(1)
Other assets and liabilities, net—(1.8)%		(1,060)

NET ASSETS—100.0%		$60,128

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

VIRTUS INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
Australia	12%
United States	11
Japan	10
United Kingdom	10
France	7
Hong Kong	6
China	5
Other	39

Total	100%

†	% of total investments as of June 30, 2015

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$55,341	$55,341
Short-Term Investments	5,847	5,847

Total Investments	$61,188	$61,188

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.6%
Consumer Discretionary—29.1%
Ainsworth Game Technology Ltd.	11,835	$23
Autogrill S.p.A(2)	938	8
Autoneum Holding AG	112	22
Axel Springer SE	542	28
Bayerische Motoren Werke AG	253	28
Benesse Holdings, Inc.	1,750	44
Brembo S.p.A	200	9
Brunello Cucinelli S.p.A	432	8
Carnival plc	956	49
Chow Tai Fook Jewellery Group Ltd.	5,800	6
Christian Dior SA	72	14
Compagnie Financiere Richemont SA Registered Shares	287	23
Continental AG	119	28
Crown Resorts Ltd.	2,413	23
CTS Eventim AG & Co. KGaA	817	30
Daily Mail & General Trust plc	3,344	49
De’ Longhi	351	8
Dixons Carphone plc	6,790	48
Domino’s Pizza Enterprises Ltd.	837	23
Don Quijote Holdings Co., Ltd.	560	24
Dufry AG(2)	159	22
Fast Retailing Co., Ltd.	105	48
Fielmann AG	420	29
Galaxy Entertainment Group Ltd.	1,500	6
Genting Singapore plc	9,900	7
Global Brands Group Holding Ltd.(2)	28,000	6
Harvey Norman Holdings Ltd.	6,382	22
Hennes & Mauritz AB Class B	237	9
Hermes International SA	39	15
Hikari Tsushin, Inc.	700	47
Inditex SA	492	16
Jardine Cycle & Carriage Ltd.	300	7
JCDecaux SA	359	15
Kingston Financial Group Ltd.	14,000	6
L’Occitane International SA	5,750	16
Li & Fung Ltd.	7,000	6
Lifestyle International Holdings Ltd.	3,500	7
Luxottica Group S.p.A	121	8
LVMH Moet Hennessy Louis Vuitton SA	82	14
Man Wah Holdings Ltd.	6,000	6
Mekonomen AB	377	9

	SHARES	VALUE
Consumer Discretionary—(continued)
Melco Crown Entertainment Ltd. ADR	319	$6
Melco International Development Ltd.	4,000	6
Melia Hotels International SA	1,245	16
MGM China Holdings Ltd.	3,200	5
Mixi, Inc.	920	46
Nitori Co., Ltd.	600	49
Ocado Group plc(2)	7,961	56
Osim International Ltd.	5,100	6
Pirelli & C S.p.A	501	8
Plastic Omnium SA	559	14
Prada S.p.A	1,700	8
Premier Investments Ltd.	2,337	23
Publicis Groupe SA	197	15
Puma SE	181	29
Rakuten, Inc.	3,000	48
Rallye SA	487	15
Royal Caribbean Cruises Ltd.	73	6
SA International Holdings Ltd.	12,000	7
Salvatore Ferragamo S.p.A	264	8
Sands China Ltd.	1,600	5
Sankyo Co., Ltd.	1,300	46
Sega Sammy Holdings, Inc.	3,400	45
Seven West Media Ltd.	27,954	22
Shangri-La Asia Ltd.	4,000	6
Shimanura Co., Ltd.	450	47
Sincere Watch HK Ltd.	22,000	6
SJM Holdings Ltd.	5,000	5
Sodexo	155	15
Sports Direct International plc(2)	4,475	51
Start Today Co., Ltd.	1,700	48
Swatch Group AG (The)	60	23
Tod’s S.p.A	88	8
Vivendi	572	14
World Duty Free S.p.A	738	8
Wynn Macau Ltd.	3,600	6
Yue Yuen Industrial Holdings Ltd.	1,750	6

		1,548

Consumer Staples—14.8%
AAK AB	156	9
Anheuser-Busch InBev N.V.	412	49
Associated British Foods plc	1,016	46
Axfood AB	633	10

1

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Staples—(continued)
Beiersdorf AG	328	$27
Carrefour SA	466	15
Casino Guichard Perrachon SA	193	15
Davide Campari-Milano S.p.A	1,077	8
First Resources Ltd.	4,500	7
Galenica AG Registered Shares	23	24
Golden Agri-Resources Ltd.	22,700	7
Heineken Holding NV	583	41
Henkel AG & KGaA	293	28
Jeronimo Martins SPGS SA	392	5
Kering	86	15
L’Oreal SA	82	15
M6-Metropole Television SA	776	15
Marine Harvest ASA	488	6
MARR SpA	461	8
Matsui Securities Co., Ltd.(2)	5,200	46
Mediaset S.p.A.	1,765	8
Metro AG	879	28
Pola Orbis Holdings, Inc.	850	48
Remy Cointreau SA	207	15
Securitas AB Class B	721	9
Societe Television Francaise 1	879	15
Softbank Corp.(2)	800	47
Sonae SGPS SA	3,763	5
Steinhoff International Holdings Ltd.	4,841	31
Sugi Holdings Co., Ltd.	920	47
Sundrug Co., Ltd.	800	48
Super Group Ltd.	8,200	7
Unicharm Corp.	2,050	49
United Internet AG Registered Shares	638	28
Wilmar International Ltd.	2,800	7

		788

Diversified REIT—0.3%
Fonciere Des Regions	177	15

Energy—3.6%
Akastor ASA	3,356	6
Aker Solutions ASA	1,014	6
Brightoil Petroleum Holdings Ltd.(2)	11,000	6
China LNG Group Ltd.	30,000	6
Delek Group Ltd.	24	7
Det Norske Oljeselskap ASA(2)	814	6
Galp Energia SGPS SA	436	5

	SHARES	VALUE
Energy—(continued)
Genel Energy plc(2)	5,982	$47
Petrofac Ltd.	3,616	52
Saras S.p.A(2)	4,686	8
Seadrill Ltd.	548	6
Ship Finance International Ltd.	351	6
Tenaris S.A. ADR	298	8
Transocean Ltd.	1,436	23

		192

Financials—14.5%
Abacus Property Group REIT	10,128	23
ACOM Co. Ltd.(2)	12,600	48
Admiral Group plc	2,170	47
Ashmore Group plc	10,483	48
Assicurazioni Generali S.p.A	437	8
Banco Santander SA	2,144	15
Bank Hapoalim BM	1,356	7
Bank of East Asia Ltd.	1,400	6
Bankinter SA	2,127	16
Champion REIT	11,000	6
Cheung Kong Property Holdings Ltd.(2)	750	6
City Developments Ltd.	1,000	7
CK Hutchison Holdings Ltd.	667	10
Emperor International Group Ltd.	44,000	5
First Pacific Co., Ltd.	7,000	6
Fortune REIT	6,000	6
Goldin Financial Holdings Ltd.(2)	5,000	6
Groupe Bruxelles Lambert SA	613	49
Hang Lung Group Ltd.	1,300	6
Hang Lung Properties Ltd.	2,000	6
Hargreaves Lansdown plc	2,537	46
Henderson Land Development Co., Ltd.	900	6
Hufvudstaden AB	773	9
Hysan Development Co. Ltd.	1,500	6
Industrivarden AB	490	10
Inmobiliaria Colonial SA(2)	23,349	16
Intu Properties plc REIT	9,905	48
Kerry Properties Ltd.	1,500	6
Lundbergforetagen AB Class B	211	9
Mediolanum S.p.A	971	8
New World Development Co., Ltd.	5,000	6
Oversea-Chinese Banking Corp.	900	7
Pargesa Holding SA	344	23
Platinum Asset Management Ltd.	4,027	23

2

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Regus plc	12,092	$50
Reinet Investments SCA	23,158	48
Schroders plc	954	48
Sino Land Co., Ltd.	4,000	7
Sun Hung Kai Properties Ltd.	375	6
Svenska Handelsbanken AB Class A	666	10
United Overseas Bank Ltd.	400	7
United Overseas Land Ltd.	1,300	7
Wendel	121	15
Wharf Holdings Ltd. (The)	1,000	7
Wheelock & Co., Ltd.	1,175	6
Yanlord Land Group Ltd.	8,100	7

		772

Health Care—3.3%
BioMerieux	141	15
DiaSorin S.p.A	175	8
Eurofins Scientific SE	54	17
Getinge AB	389	9
Ipsen SA	281	16
Meda AB	682	10
Roche Holding AG	85	23
Straumann Holding AG	88	24
Taisho Pharmaceutical Holdings Co., Ltd.	680	46
Town Health International Medical Group Ltd.	24,000	6

		174

Industrials—16.5%
Abertis Infraestructuras SA	972	16
Actividades de Construccion y Servicios SA	499	16
Adecco SA Registered Shares	290	24
Alfa Laval AB	541	10
Alstom SA(2)	512	14
ANDRITZ AG	464	26
Assa Abloy AB	504	9
Avance Gas Holding Ltd.	366	7
Bollore SA	2,832	15
Bouygues SA	363	14
Cargotec Oyj	653	25
Cheung Kong Infrastructure Holdings Ltd.	750	6
Dassault Aviation SA	12	15
easyJet plc	1,983	48
Ferrovial SA	737	16
Fomento de Construcciones y Contratas SA(2)	1,577	16

	SHARES	VALUE
Industrials—(continued)
Forbo Holding AG Registered Shares	19	$23
Golden Ocean Group Ltd.	1,536	6
Holcim Ltd. Registered Shares	314	23
Hopewell Holdings Ltd.	1,500	5
Indutrade AB	208	10
Jardine Matheson Holdings Ltd.	125	7
Jardine Strategic Holdings Ltd.	200	6
Johnson Electric Holdings Ltd.	2,000	6
Kone Oyj Class B	613	25
Kuehne & Nagel International AG	176	23
Lafarge SA	229	15
Nidec Corp.	620	46
Noble Group Ltd.	13,400	8
Nordex SE(2)	1,192	29
NWS Holdings Ltd.	4,000	6
Obrascon Huarte Lain SA	874	15
OC Oerlikon Corp. AG Registered Shares(2)	1,949	24
OCI NV(2)	1,378	39
Orient Overseas International Ltd.	1,000	5
Orkla ASA	743	6
Prosegur Cia de Seguridad SA	2,964	16
Rieter Holding AG	146	23
Ryanair Holdings plc ADR	678	48
Salini Impregilo S.p.A	1,884	9
Seven Group Holdings Ltd.	4,716	24
SGL Carbon SE	1,771	29
SGS SA Registered Shares	13	24
Shun Tak Holdings Ltd.	10,000	5
Skanska AB Class B	481	10
Sulzer AG	217	22
Summit Ascent Holdings Ltd.(2)	10,000	5
Taro Pharmaceutical Industries Ltd.(2)	54	8
Techtronics Industries Co., Ltd.	2,000	7
Tecnicas Reunidas SA	313	16
Vossloh AG	475	28

		878

Information Technology—8.3%
Check Point Software Technologies Ltd.(2)	91	7
COLOPL, Inc.(2)	2,250	45
Dassault Systemes	203	15
Gree, Inc.	7,800	46
GungHo Online Entertainment, Inc.	11,900	46
Hexagon AB	258	9

3

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Keyence Corp.	85	$46
Konami Corp.	2,500	47
Lenovo Group Ltd.	4,000	6
Nexon Co., Ltd.	3,200	44
Otsuka Corp.	1,000	47
SAP AG	391	27
Silverlake Axis Ltd.	7,700	6
VTech Holdings Ltd.	450	6
Yahoo Japan Corp.	11,000	44

		441

Materials—5.3%
APERAM SA(2)	972	39
ArcelorMittal	3,967	39
EMS-Chemie Holding AG	56	24
Fortescue Metals Group Ltd.	14,041	21
Frutarom Industries Ltd.	178	7
Glencore International plc	11,490	46
HeidelbergCement AG	350	28
Hexpol AB	898	9
Holmen AB B Shares	331	10
Imerys SA	194	15
Israel Corp. Ltd. (The)	21	7
Schmolz + Bickenbach AG(2)	25,360	22
Vicat	220	15

		282

Retail REITs—1.0%
Hongkong Land Holdings Ltd.	800	6
Scentre Group	7,820	23
Westfield Corp.	3,304	23

		52

Telecommunication Services—2.0%
HKT Trust & HKT Ltd.	5,000	6
Iliad SA	61	14
PCCW Ltd.	10,000	6
Smartone Telecommunications Holdings Ltd.	3,500	6
Talktalk Telecom Group plc	8,053	48
TPG Telecom Ltd.	3,466	24

		104

Utilities—0.9%
CLP Holdings Ltd.	750	6
GDF Suez	773	14

	SHARES	VALUE
Utilities—(continued)
Hong Kong & China Gas Co., Ltd.	3,300	$7
Kenon Holdings Ltd.(2)	384	8
Rubis SCA	219	15

		50

TOTAL COMMON STOCKS (Identified Cost $5,192)		5,296

RIGHTS—0.0%
Consumer Discretionary—0.0%
Jardine Cycle & Carriage Ltd. Exercise Price: 9.39 SGD Expiration: 7/9/15	27	0

TOTAL RIGHTS (Identified Cost $0)		0

TOTAL LONG TERM INVESTMENTS—99.6% (Identified Cost $5,192)		5,296

SHORT-TERM INVESTMENTS—0.6%
Money Market Mutual Fund—0.6%
Fidelity Institutional Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	33,477	33

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $33)		33

TOTAL INVESTMENTS—100.2% (Identified Cost $5,225)		5,329	(1)
Other assets and liabilities, net—(0.2)%		(9)

NET ASSETS—100.0%		$5,320

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

4

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	24%
United Kingdom	17
France	9
Germany	8
Switzerland	8
Australia	6
Hong Kong	6
Other	22

Total	100%

†	% of total investments as of June 30, 2015

5

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015		Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$5,296		$5,296	$—
Rights	—	(1)	—	—	(1)
Short-Term Investments	33		33	—

Total Investments	$5,329		$5,329	$—	(1)

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

(1)	Amount is less than $500.

VIRTUS LOW VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUND—97.7%
iShares S&P 100 Index Fund(2)(3)	55,855	$5,074

TOTAL EXCHANGE-TRADED FUND (Identified Cost $4,711)		5,074

	CONTRACTS
PURCHASED OPTION—0.4%
Call Option—0.4%
S&P 500® Index Expiration 7/22/15 Strike Price $20	137	19

TOTAL PURCHASED OPTION—0.4% (Premiums Paid $12)		19

TOTAL LONG TERM INVESTMENTS—98.1% (Identified Cost $4,723)		5,093	(1)

	SHARES
SHORT-TERM INVESTMENTS—1.5%
Money Market Mutual Fund—1.5%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	76,598	77

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $77)		77

TOTAL INVESTMENTS, BEFORE WRITTEN OPTION—99.6% (Identified Cost $4,800)		5,170	(1)

	CONTRACTS
WRITTEN OPTION—(0.0)%
Call Options—0.0%
S&P 500® Index Expiration 7/31/15 Strike Price $2,180	24	(2)

TOTAL WRITTEN OPTION—(0.0)% (Premiums Received $6)		(2)

TOTAL INVESTMENTS, NET OF WRITTEN OPTION—99.6% (Identified Cost $4,794)		5,168	(1)
Other assets and liabilities, net—0.4%		23

NET ASSETS—100.0%		$5,191

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All or a portion segregated as collateral for written option.
(3)	This fund is a public fund and the prospectus and annual report are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Fund	$5,074	$5,074
Purchased Option	19	19
Short-Term Investments	77	77

Total Investments before Written Option	$5,170	$5,170

Written Option	(2)	(2)

Total Investments Net of Written Option	$5,168	$5,168

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS MULTI-ASSET TREND FUND
SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—36.9%
Consumer Discretionary—11.2%
Amazon.com, Inc.(2)	2,690	$1,168
AutoNation, Inc.(2)	2,520	159
AutoZone, Inc.	980	653
Best Buy Co., Inc.	40,115	1,308
BorgWarner, Inc.	6,240	355
Cablevision Systems Corp. Class A	1,050	25
CarMax, Inc.(2)	6,490	430
Carnival Corp.	11,960	591
CBS Corp. Class B	19,590	1,087
Comcast Corp. Class A	21,270	1,279
Delphi Automotive plc	7,975	679
DIRECTV(2)	4,207	390
Discovery Communications, Inc. Class A(2)	6,520	217
Discovery Communications, Inc. Class C(2)	11,520	358
Expedia, Inc.	760	83
GameStop Corp. Class A	14,825	637
Gap, Inc. (The)	5,375	205
Garmin Ltd.	16,937	744
Genuine Parts Co.	21,360	1,912
Goodyear Tire & Rubber Co. (The)	65,302	1,969
H&R Block, Inc.	62,660	1,858
Harman International Industries, Inc.	9,545	1,135
Hasbro, Inc.	13,110	980
Home Depot, Inc.	11,975	1,331
Interpublic Group of Cos., Inc. (The)	29,480	568
Johnson Controls, Inc.	18,185	901
L Brands, Inc.	4,780	410
Leggett & Platt, Inc.	15,320	746
Lowe’s Cos., Inc.	8,865	594
Marriott International, Inc. Class A	5,505	409
Mattel, Inc.	39,485	1,014
Mohawk Industries, Inc.(2)	6,980	1,332
Netflix, Inc.(2)	450	296
News Corp. Class A(2)	64,130	936
NIKE, Inc. Class B	19,255	2,080
O’Reilly Automotive, Inc.(2)	3,130	707
Omnicom Group, Inc.	17,740	1,233
Priceline Group, Inc. (The)(2)	400	460
Ross Stores, Inc.	8,220	400
Royal Caribbean Cruises Ltd.	4,370	344
Scripps Networks Interactive, Inc. Class A	4,307	281
Starwood Hotels & Resorts Worldwide, Inc.	4,565	370

	SHARES	VALUE
Consumer Discretionary—(continued)
Time Warner Cable, Inc.	2,310	$412
Time Warner, Inc.	5,065	443
TJX Cos., Inc.	13,385	886
TripAdvisor, Inc.(2)	860	75
Twenty-First Century Fox, Inc. Class A	11,160	363
Urban Outfitters, Inc.(2)	2,150	75
Viacom, Inc. Class B	2,410	156
Walgreens Boots Alliance, Inc.	9,217	778
Walt Disney Co. (The)	9,530	1,088
Whirlpool Corp.	10,480	1,814
Wyndham Worldwide Corp.	3,300	270

		38,994

Consumer Staples—2.5%
Archer-Daniels-Midland Co.	37,855	1,825
Brown-Forman Corp. Class B	8,990	901
Constellation Brands, Inc. Class A	9,760	1,132
CVS Health Corp.	11,847	1,243
Kroger Co. (The)	19,170	1,390
Molson Coors Brewing Co. Class B	26,350	1,839
Whole Foods Market, Inc.	14,040	554

		8,884

Energy—1.1%
Kinder Morgan, Inc.	23,905	918
Marathon Petroleum Corp.	9,410	492
ONEOK, Inc.	3,175	125
Phillips 66	9,422	759
Spectra Energy Corp.	9,700	316
Tesoro Corp.	2,200	186
Valero Energy Corp.	8,860	555
Williams Cos., Inc. (The)	9,412	540

		3,891

Financials—3.4%
American Express Co.	11,450	890
AON plc	9,455	942
Capital One Financial Corp.	7,220	635
CBRE Group, Inc. Class A(2)	52,449	1,941
Charles Schwab Corp. (The)	12,410	405
CME Group, Inc.	5,660	527
Discover Financial Services	5,850	337
E*Trade Financial Corp.(2)	3,390	101
Goldman Sachs Group, Inc. (The)	4,340	906
HCP, Inc.	14,000	511

1

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Health Care REIT, Inc.	10,600	$696
Intercontinental Exchange, Inc.	2,020	452
Marsh & McLennan Cos., Inc.	18,127	1,028
McGraw-Hill Cos., Inc. (The)	4,870	489
Moody’s Corp.	3,240	350
Morgan Stanley	16,440	638
NASDAQ OMX Group, Inc. (The)	2,280	111
Navient Corp.	5,780	105
Realty Income Corp.	4,287	190
Ventas, Inc.	10,030	623

		11,877

Health Care—4.2%
AbbVie, Inc.	2,750	185
Aetna, Inc.	2,817	359
Agilent Technologies, Inc.	8,330	321
Alexion Pharmaceuticals, Inc.	770	139
Allergan plc(2)	670	203
AmerisourceBergen Corp.	3,370	358
Amgen, Inc.	2,640	405
Anthem, Inc.	2,160	355
Biogen, Inc.(2)	850	343
Bristol-Myers Squibb Co.	2,890	192
Cardinal Health, Inc.	5,325	446
Celgene Corp.(2)	2,890	335
Cerner Corp.(2)	29,240	2,019
Cigna Corp.	2,090	339
Eli Lilly & Co.	1,780	149
Endo International plc(2)	170	14
Gilead Sciences, Inc.	5,240	614
HCA Holdings, Inc.(2)	14,970	1,358
Hospira, Inc.(2)	160	14
Humana, Inc.	1,200	230
Johnson & Johnson	4,670	455
Mallinckrodt plc(2)	110	13
McKesson Corp.	3,720	836
Merck & Co., Inc.	4,870	277
Mylan NV(2)	735	50
Patterson Cos., Inc.	1,490	73
PerkinElmer, Inc.	2,950	155
Perrigo Co. plc	255	47
Pfizer, Inc.	10,532	353
Regeneron Pharmaceuticals, Inc.(2)	280	143
Schein (Henry), Inc.(2)	1,380	196
Tenet Healthcare Corp.(2)	5,160	299

	SHARES	VALUE
Health Care—(continued)
Thermo Fisher Scientific, Inc.	9,550	$1,239
UnitedHealth Group, Inc.	7,420	905
Universal Health Services, Inc. Class B	4,600	654
Vertex Pharmaceuticals, Inc.(2)	940	116
Waters Corp.(2)	2,050	263
Zoetis, Inc.	480	23

		14,475

Industrials—5.1%
Allegion plc	12,500	752
American Airlines Group, Inc.	14,005	559
Avery Dennison Corp.	7,505	457
Boeing Co. (The)	2,550	354
Cintas Corp.	23,460	1,984
CSX Corp.	11,947	390
Delta Air Lines, Inc.	15,950	655
Dover Corp.	2,410	169
Dun & Bradstreet Corp.	2,190	267
Equifax, Inc.	7,135	693
Flowserve Corp.	1,990	105
General Dynamics Corp.	1,340	190
Honeywell International, Inc.	3,147	321
Illinois Tool Works, Inc.	4,690	430
Ingersoll-Rand plc	3,630	245
Kansas City Southern	1,425	130
L-3 Communications Holdings, Inc.	190	22
Lockheed Martin Corp.	1,090	203
Masco Corp.	45,350	1,209
Nielsen Holdings NV	22,270	997
Norfolk Southern Corp.	3,700	323
Northrop Grumman Corp.	850	135
Pall Corp.	1,560	194
Parker Hannifin Corp.	1,975	230
Pentair plc	2,670	184
Precision Castparts Corp.	610	122
Raytheon Co.	1,320	126
Robert Half International, Inc.	35,217	1,955
Rockwell Collins, Inc.	570	53
Ryder System, Inc.	21,201	1,852
Snap-On, Inc.	850	135
Southwest Airlines Co.	13,037	431
Stanley Black & Decker, Inc.	2,185	230
Textron, Inc.	1,180	53
Union Pacific Corp.	10,602	1,011
United Technologies Corp.	3,252	361

2

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Xylem, Inc.	2,680	$99

		17,626

Information Technology—4.8%
Adobe Systems, Inc.(2)	6,980	565
Akamai Technologies, Inc.(2)	620	43
Alliance Data Systems Corp.	360	105
Amphenol Corp. Class A	13,680	793
Apple, Inc.	12,440	1,560
Applied Materials, Inc.	52,552	1,010
Autodesk, Inc.	3,490	175
Automatic Data Processing, Inc.	2,545	204
Citrix Systems, Inc.(2)	2,580	181
Computer Sciences Corp.	800	53
Corning, Inc.	56,480	1,114
eBay, Inc.(2)	3,625	218
Electronic Arts, Inc.(2)	31,685	2,107
EMC Corp.	4,630	122
Equinix, Inc.	200	51
Facebook, Inc. Class A(2)	6,630	569
Fidelity National Information Services, Inc.	1,620	100
Fiserv, Inc.(2)	1,360	113
Gannett, Inc.	14,353	201
Google, Inc. Class A(2)	920	497
Google, Inc. Class C(2)	920	479
Hewlett-Packard Co.	4,260	128
Intuit, Inc.	4,090	412
KLA-Tencor Corp.	7,000	393
Lam Research Corp.	6,797	553
MasterCard, Inc. Class A	5,100	477
NetApp, Inc.	390	12
Paychex, Inc.	1,850	87
Salesforce.com, Inc.(2)	8,930	622
SanDisk Corp.	270	16
Seagate Technology plc	410	20
TE Connectivity Ltd.	28,340	1,822
TEGNA, Inc.	28,705	921
Total System Services, Inc.	500	21
VeriSign, Inc.	200	12
Visa, Inc. Class A	10,130	680
Western Digital Corp.	510	40
Western Union Co. (The)	2,980	61
Xerox Corp.	5,960	63
Yahoo!, Inc.(2)	3,055	120

		16,720

	SHARES	VALUE
Materials—3.1%
Dow Chemical Co. (The)	15,575	$797
Du Pont (E.I.) de Nemours & Co.	12,962	829
Eastman Chemical Co.	2,310	189
Ecolab, Inc.	4,810	544
FMC Corp.	2,080	109
Freeport-McMoRan Copper & Gold, Inc.	87,075	1,621
International Flavors & Fragrances, Inc.	1,565	171
International Paper Co.	37,130	1,767
Martin Marietta Materials, Inc.	5,700	807
MeadWestvaco Corp.	13,930	657
PPG Industries, Inc.	4,794	550
Sealed Air Corp.	17,355	892
Sherwin-Williams Co. (The)	1,435	395
Sigma-Aldrich Corp.	2,202	307
Vulcan Materials Co.	12,095	1,015

		10,650

Retail REITs—0.5%
General Growth Properties, Inc.	11,880	305
Kimco Realty Corp.	7,840	177
Macerich Co. (The)	2,700	201
Simon Property Group, Inc.	5,745	994

		1,677

Telecommunication Services—0.5%
Level 3 Communications, Inc.(2)	36,120	1,902

		1,902

Utilities—0.5%
AGL Resources, Inc.	40,490	1,885

		1,885

TOTAL COMMON STOCKS (Identified Cost $131,712)		128,581

EXCHANGE-TRADED FUNDS(3)—61.4%
iShares Barclays Treasury Inflation Protected Securities Bond Fund	194,075	21,746
iShares China Large-Cap Fund	220,120	10,147
iShares Dow Jones U.S. Real Estate Index Fund	159,637	11,382
iShares Lehman 1-3 Year Treasury Bond Fund	1,019,745	86,536
iShares MSCI Germany Index Fund	358,330	9,990
iShares MSCI Hong Kong Index Fund	462,927	10,444
iShares MSCI India Index Fund	360,462	10,926
iShares MSCI Italy Index Fund Capped	684,947	10,199
iShares MSCI Spain Index Fund Capped	296,832	9,959
iShares MSCI Switzerland Index Fund Capped	302,840	9,918

3

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
iShares MSCI Taiwan Index Fund	667,550	$10,534
Powershares DB U.S. Dollar Index Bullish Fund(2)	492,937	12,338

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $219,419)		214,119

TOTAL LONG TERM INVESTMENTS—98.3% (Identified Cost $351,131)		342,700

SHORT-TERM INVESTMENTS—2.5%
Money Market Mutual Fund—2.5%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	8,654,457	8,654

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $8,654)		8,654

TOTAL INVESTMENTS—100.8% (Identified Cost $359,785)		351,354	(1)
Other assets and liabilities, net—(0.8)%		(2,909)

NET ASSETS—100.0%		$348,445

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

4

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	92%
India	3
Taiwan	3
Switzerland	1
United Kingdom	1

Total	100%

†	% of total investments as of June 30, 2015

5

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$128,581	$128,581
Exchange-Traded Funds	214,119	214,119
Short-Term Investments	8,654	8,654

Total Investments	$351,354	$351,354

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.3%
U.S. Treasury Note
1.500%, 5/31/20	$420		$417
2.250%, 11/15/24	585		581

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,013)			998

MUNICIPAL BONDS—0.1%
Michigan—0.0%
Tobacco Settlement Finance Authority Taxable Series A, 7.309%, 6/1/34	145		123

Virginia—0.1%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	325		238

TOTAL MUNICIPAL BONDS (Identified Cost $455)			361

FOREIGN GOVERNMENT SECURITIES—4.6%
Argentine Republic Series NY, 8.280%, 12/31/33(14)	1,570		1,507
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	216		95
RegS 7.750%, 10/13/19(4)	202		79
RegS 8.250%, 10/13/24(4)	1,110		419
7.650%, 4/21/25	1,500		555
9.250%, 9/15/27	360		155
9.375%, 1/13/34	2,145		853
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	1,030		1,051
Mongolia 144A 5.125%, 12/5/22(3)	825		749
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	880		897
Republic of Chile 5.500%, 8/5/20	474,000	CLP	791
Republic of Colombia 4.375%, 3/21/23	1,867,000	COP	647
Republic of Costa Rica 144A 4.375%, 4/30/25(3)	795		720
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	905		885
Republic of El Salvador 144A 6.375%, 1/18/27(3)	1,405		1,366
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	9,327,000	IDR	721
Series FR63, 5.625%, 5/15/23	6,141,000	IDR	389
Republic of Iraq RegS 5.800%, 1/15/28(4)	610		496
Republic of Panama 3.750%, 3/16/25	700		689
Republic of Romania 144A 4.875%, 1/22/24(3)	498		527
Republic of South Africa

	PAR VALUE		VALUE
Series R203, 8.250%, 9/15/17	$3,690	ZAR	$310
Series R208, 6.750%, 3/31/21	6,720	ZAR	523
Russian Federation 144A 7.850%, 3/10/18(3)	60,000	RUB	1,000
United Mexican States Series M, 6.500%, 6/9/22	17,764	MXN	1,171

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $20,445)			16,595

MORTGAGE-BACKED SECURITIES—11.7%
Agency—1.9%
FHLMC
4.000%, 2/1/45	830		879
3.500%, 3/1/45	2,083		2,143
FNMA
3.000%, 6/1/43	2,408		2,404
4.000%, 10/1/44	1,540		1,631

			7,057

Non-Agency—9.8%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(3)	1,100		1,101
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 3.38%, 6/25/33(2)	660		643
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	845		872
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	892		924
Banc of America Funding Trust
05-1, 1A1 5.500%, 2/25/35	565		574
06-2, 3A1 6.000%, 3/25/36	360		361
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	544		576
04-24CB, 1A1 6.000%, 11/25/34	121		123
Bank of America (Merrill Lynch - Countrywide) Mortgage Trust 06-C1, AM 5.865%, 5/12/39(2)	715		735
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(2)	1,260		1,387
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	449		485
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	370		368
15-A, A1 3.500%, 6/25/58(2)	951		955
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	1,200		1,287

1

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Credit Suisse Commercial Mortgage Trust 07 - C5, A1AM 5.870%, 9/15/40(2)	$939	$958
CSAIL Commercial Mortgage Trust 15-C2, AS 3.849%, 6/15/57	489	495
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.586%, 8/10/44(2)(3)	860	895
Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 2.787%, 5/25/24(2)	1,080	985
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/19(2)(3)	600	595
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.989%, 8/10/45(2)	673	719
Goldman Sachs Residential Mortgage Loan Trust 05-5F, B1 5.750%, 6/25/35(2)	903	936
Hilton USA Trust 13-HLT, EFX 144A 5.609%, 11/5/30(2)(3)	720	729
Jefferies Resecuritization Trust 14-R1, 2A1 144A 4.000%, 12/27/37(3)	733	733
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PW12, AM 5.940%, 9/11/38(2)	650	673
05-PW10, AM 5.449%, 12/11/40(2)	895	908
06-PW13, AM 5.582%, 9/11/41(2)	1,360	1,417
07- PW15, AM 5.363%, 2/11/44	645	667
07-PW18, AM 6.084%, 6/11/50(2)	1,525	1,664
JPMorgan Chase Commercial Mortgage Securities Trust
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	857	891
07-LDPX, AM 5.464%, 1/15/49(2)	1,341	1,386
MASTR Alternative Loan Trust
04-6, 7A1 6.000%, 7/25/34	472	480
05-2, 2A1 6.000%, 1/25/35	537	572
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	647	693
Morgan Stanley Bank of America (Merrill Lynch) Trust 15-C22, AS 3.561%, 5/15/46	965	950
Morgan Stanley Capital I Trust 07-IQ14, AM 5.867%, 4/15/49(2)	925	964
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(3)	1,080	1,082
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	281	288
Residential Funding Mortgage Securities I, Inc. 05-S1, 1A2 5.500%, 2/25/35	683	687

	PAR VALUE	VALUE
Non-Agency—(continued)
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(2)(3)	$407	$419
15-1, A1 144A 3.500%, 1/25/45(2)(3)	1,005	999
VFC LLC 15-3, B 144A 4.750%, 12/20/31(3)	1,000	999
Wells Fargo (Royal Bank of Scotland plc) Commercial Mortgage Trust 11-C5, C 144A 5.822%, 11/15/44(2)(3)	645	719
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C32, A3 5.903%, 6/15/49(2)	360	381
15-LC20, B 3.719%, 4/15/50	875	853

		35,128

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $41,970)		42,185

ASSET-BACKED SECURITIES—7.0%
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(3)	915	955
15-SFR1, A 144A 3.467%, 4/17/52(3)	698	693
Applebee’s LLC 14-1, A2 144A 4.277%, 9/5/44(3)	1,260	1,276
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
05-1 AF5A 5.251%, 7/25/35(2)	1,220	1,209
05-12, 1A4 5.323%, 2/25/36(2)	132	132
05-12, 2A4 5.575%, 2/25/36(2)	540	539
CarFinance Capital Auto Trust
14-1A, D 144A 4.900%, 4/15/20(3)	1,316	1,337
15-1A, C 144A 3.580%, 6/15/21(3)	2,160	2,163
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	937	951
Conseco Financial Corp. 01-3, A4 6.910%, 5/1/33(2)	362	400
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	382	380
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	604	623
Drive Auto Receivables Trust 15-AA, D 144A 4.120%, 6/15/22(3)	1,080	1,084
Exeter Automobile Receivables Trust
15-A1, C 144A 4.100%, 12/15/20(3)	900	907
15-2A, C 144A 3.900%, 3/15/21(3)	925	927
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	551	551

2

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(3)	$1,110	$1,110
GMAC Mortgage Corp. Loan Trust 06-HLTV, A4 5.810%, 10/25/29	221	223
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	545	545
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	467	477
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	1,460	1,473
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	255	262
Leaf Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	555	533
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	459	476
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	467	486
Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)	1,081	1,099
Residential Funding Mortgage Securities II Home Loan Trust
03-HS3, AI4 5.550%, 9/25/33(2)	351	362
07-HI1, A3 5.720%, 3/25/37	176	179
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(3)	977	986
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(3)	230	237
Vericrest Opportunity Loan Trust
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	761	759
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	722	720
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	1,110	1,102

TOTAL ASSET-BACKED SECURITIES (Identified Cost $24,902)		25,156

CORPORATE BONDS AND NOTES—58.3%
Consumer Discretionary—7.6%
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	775	814
Boyd Gaming Corp.
9.000%, 7/1/20	435	474
6.875%, 5/15/23	415	427
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(3)	185	183

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(14)	$535	$439
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	320	302
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	495	374
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	275	251
144A 5.125%, 12/15/21(3)	655	597
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20	1,595	1,669
Series A 7.625%, 3/15/20	320	332
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	200	216
iHeartCommunications, Inc. 10.000%, 1/15/18	230	186
Intelsat Jackson Holdings SA 5.500%, 8/1/23	760	675
International Game Technology plc
7.500%, 6/15/19	580	618
144A 5.625%, 2/15/20(3)	200	196
144A 6.250%, 2/15/22(3)	340	326
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	1,337	1,380
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	475	512
Lear Corp. 5.250%, 1/15/25	750	741
Meritor, Inc. 6.750%, 6/15/21	960	986
MGM Resorts International 6.000%, 3/15/23	490	497
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	500	526
MPG Holdco I, Inc. 7.375%, 10/15/22	830	888
New York University 4.142%, 7/1/48	545	515
Numericable Group SA 144A 6.000%, 5/15/22(3)	605	598
Omega US Sub LLC 144A 8.750%, 7/15/23(3)	925	927
Penn National Gaming, Inc. 5.875%, 11/1/21	490	496
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	1,035	1,103
QVC, Inc. 5.125%, 7/2/22	240	247
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	510	536
RSI Home Products, Inc. 144A 6.500%, 3/15/23(3)	455	461
Scientific Games International, Inc.
6.625%, 5/15/21	910	710
144A 7.000%, 1/1/22(3)	590	612
Signet UK Finance plc 4.700%, 6/15/24	895	903
Standard Pacific Corp. 5.875%, 11/15/24	545	564
Station Casinos LLC 7.500%, 3/1/21	970	1,043

3

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(3)	$730	$723
Toll Brothers Finance Corp.
4.000%, 12/31/18	375	387
6.750%, 11/1/19	940	1,048
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	890	877
Viking Cruises Ltd. 144A 8.500%, 10/15/22(3)	870	970
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	600	615
Ziggo Bond Finance BV 144A 5.875%, 1/15/25(3)	250	246

		27,190

Consumer Staples—1.1%
Darling Ingredients, Inc. 5.375%, 1/15/22	840	843
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	545	552
Ingles Markets, Inc. 5.750%, 6/15/23	975	996
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	340	344
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	250	258
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	925	931

		3,924

Energy—10.3%
Afren plc 144A 11.500%, 2/1/16(3)(14)	475	218
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	490	476
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20	825	872
CNOOC Finance USA LLC 3.500%, 5/5/25	995	956
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	725	605
CONSOL Energy, Inc. 5.875%, 4/15/22	650	555
Denbury Resources, Inc. 5.500%, 5/1/22	440	395
Ecopetrol SA 5.375%, 6/26/26	910	901
Energy Transfer Partners LP 5.875%, 1/15/24	885	922
EnQuest plc 144A 7.000%, 4/15/22(3)	885	704
EP Energy LLC (Everest Acquisition Finance, Inc.) 9.375%, 5/1/20	840	904
Exterran Partners LP (EXLP Finance Corp.) 6.000%, 10/1/22	740	707
FTS International, Inc. 6.250%, 5/1/22	450	333
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(7)	255	235
Gazprom OAO (Gaz Capital SA) 144A 3.850%, 2/6/20(3)(7)	1,115	1,033
Gulfmark Offshore, Inc. 6.375%, 3/15/22	960	722

	PAR VALUE	VALUE
Energy—(continued)
Gulfport Energy, Corp. 7.750%, 11/1/20	$885	$931
Helmerich & Payne International Drilling Co. 144A 4.650%, 3/15/25(3)	540	557
Kinder Morgan, Inc. 7.750%, 1/15/32	890	1,018
Laredo Petroleum, Inc.
7.375%, 5/1/22	830	878
6.250%, 3/15/23	145	148
Linn Energy LLC
6.500%, 5/15/19	512	416
6.500%, 9/15/21	155	116
Lukoil International Finance BV
144A 7.250%, 11/5/19(3)	525	553
144A 4.563%, 4/24/23(3)	495	441
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	990	973
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	935	901
Newfield Exploration Co.
5.750%, 1/30/22	160	163
5.625%, 7/1/24	785	793
5.375%, 1/1/26	550	544
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	925	927
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(7)	1,105	963
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	1,126	808
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	610	503
Parker Drilling Co. (The) 7.500%, 8/1/20	1,075	984
Pertamina Persero PT
144A 4.300%, 5/20/23(3)	600	576
144A 6.000%, 5/3/42(3)	400	373
Petrobras Global Finance BV
3.000%, 1/15/19	795	735
5.375%, 1/27/21	830	799
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(4)	485	335
144A 6.000%, 5/16/24(3)	1,580	570
RegS 6.000%, 11/15/26(4)	790	282
Petroleos Mexicanos
4.875%, 1/18/24	305	313
5.500%, 6/27/44	650	598
PHI, Inc. 5.250%, 3/15/19	360	335

4

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
QEP Resources, Inc. 6.875%, 3/1/21	$1,105		$1,152
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	1,000		735
Regency Energy Partners LP 4.500%, 11/1/23	1,160		1,119
Sabine Oil & Gas Corp. 7.250%, 6/15/19(14)	935		210
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	915		938
SM Energy Co. 144A 6.125%, 11/15/22(3)	1,160		1,198
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	1,075		1,123
Transcanada Trust 5.625%, 5/20/75(2)	940		948
Transocean, Inc. 4.300%, 10/15/22	1,050		793
Whiting Petroleum Corp. 144A 6.250%, 4/1/23(3)	910		908

			37,195

Financials—16.9%
Aercap Ireland Capital Ltd. (Aercap Global Aviation Trust) 4.250%, 7/1/20	165		165
Akbank TAS 144A 7.500%, 2/5/18(3)	1,565	TRY	526
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	1,455		1,537
Ally Financial, Inc. 3.600%, 5/21/18	95		95
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	1,065		1,124
Ares Capital Corp. 3.875%, 1/15/20	475		482
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 144A 5.250%, 3/15/25(3)	785		740
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A 6.500%, 3/10/21(3)	425		459
144A 6.750%, 9/30/22(3)	1,000		1,101
Banco de Credito del Peru
144A 4.250%, 4/1/23(3)	657		655
144A 6.125%, 4/24/27(2)(3)	1,095		1,168
Banco Internacional del Peru SAA
144A 5.750%, 10/7/20(3)	1,060		1,143
144A 6.625%, 3/19/29(2)(3)	395		420
Banco Santander Brasil SA 144A 8.000%, 3/18/16	900	BRL	273
Bancolombia S.A. 5.125%, 9/11/22	1,015		1,013
Bank of America Corp. 4.200%, 8/26/24	1,140		1,136
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	875		895
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	1,015		1,059
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	1,300		1,126
Citizens Financial Group, Inc. 144A 5.500%(2)(3)(5)	920		894
Corporate Office Properties LP 3.600%, 5/15/23	950		867
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	720		736

	PAR VALUE	VALUE
Financials—(continued)
CyrusOne LP (CyrusOne Finance Corp.) 144A 6.375%, 11/15/22(3)	$945	$980
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	1,090	970
Discover Financial Services, Inc. 3.950%, 11/6/24	1,250	1,215
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	915	915
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	925	904
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	925	872
Excel Trust LP 4.625%, 5/15/24	230	218
First Cash Financial Services, Inc. 6.750%, 4/1/21	530	560
First Niagara Financial Group, Inc. 7.250%, 12/15/21	1,160	1,293
FS Investment Corp.
4.250%, 1/15/20	785	793
4.750%, 5/15/22	285	279
General Motors Financial Co., Inc. 4.750%, 8/15/17	1,535	1,621
Genworth Holdings, Inc. 4.900%, 8/15/23	1,170	1,039
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	755	768
5.375%, 11/1/23	25	26
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	395	380
HSBC Finance Corp. 6.676%, 1/15/21	500	578
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(5)(6)	1,130	1,200
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	65	66
6.000%, 8/1/20	370	382
5.875%, 2/1/22	755	768
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	940	997
ING Groep NV 6.000%(2)(5)(6)	865	858
iStar Financial, Inc. 5.000%, 7/1/19	940	931
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)	1,085	1,061
Jefferies Group LLC 6.875%, 4/15/21	410	469
JPMorgan Chase & Co. Series Z, 5.300%(2)(5)(6)	175	174
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	795	762
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	425	442
Leucadia National Corp. 5.500%, 10/18/23	575	586

5

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
Lincoln National Corp. 6.050%, 4/20/67(2)(6)	$300		$272
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	189		217
Morgan Stanley 144A 10.090%, 5/3/17(3)	2,400	BRL	730
MPT Operating Partnership LP 5.500%, 5/1/24	455		469
Navient LLC 5.500%, 1/25/23	850		807
Nordea Bank AB 144A 4.250%, 9/21/22(3)	1,360		1,391
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	875		848
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	1,315		1,358
Progressive Corp. (The) 6.700%, 6/15/37(2)	1,200		1,251
Prudential Financial, Inc.
5.875%, 9/15/42(2)	2,155		2,277
5.625%, 6/15/43(2)(6)	450		466
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	1,000		1,077
RHP Hotel Properties LP (RHP Finance Corp.) 144A 5.000%, 4/15/23(3)	130		128
Royal Bank of Scotland Group plc (The)
6.400%, 10/21/19	370		413
7.648%, 8/29/49(2)(6)	550		688
Sabra Health Care LP 5.500%, 2/1/21	615		638
Santander Bank NA 8.750%, 5/30/18	400		466
Select Income REIT 4.500%, 2/1/25	900		868
Springleaf Finance Corp. 5.250%, 12/15/19	950		940
SunTrust Bank, Inc. 5.400%, 4/1/20	250		273
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	740		743
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	1,285		1,299
Ukreximbank Via Biz Finance plc RegS 8.375%, 7/27/15(4)(7)	450		349
Voya Financial, Inc. 5.650%, 5/15/53(2)	1,380		1,414
Walter Investment Management Corp. 7.875%, 12/15/21	1,100		1,024
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	685		606

			60,733

Health Care—4.5%
Acadia Healthcare Co., Inc. 5.125%, 7/1/22	300		299
Alere, Inc. 144A 6.375%, 7/1/23(3)	345		352

	PAR VALUE	VALUE
Health Care—(continued)
Capsugel SA PIK Interest Capitalization, 7.00% interest, 0.75% capitalization 144A, 5/15/19(3)(13)	$200	$204
Centene Corp. 4.750%, 5/15/22	715	740
Community Health Systems, Inc. 6.875%, 2/1/22	525	556
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	65	65
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	710	628
DaVita Healthcare Partners, Inc. 5.125%, 7/15/24	935	921
Endo Finance LLC (Endo Finco, Inc.) 144A 5.375%, 1/15/23(3)	660	653
HCA, Inc.
6.500%, 2/15/20	990	1,106
5.375%, 2/1/25	1,400	1,417
Hologic, Inc. 144A 5.250%, 7/15/22(3)	70	72
Horizon Pharma plc 144A 6.625%, 5/1/23(3)	250	261
IASIS Healthcare LLC 8.375%, 5/15/19	545	565
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 8.75% interest, 0.75% capitalization 144A, 5/1/20(3)(11)	545	555
Mallinckrodt International Finance S.A.
144A 5.750%, 8/1/22(3)	360	369
144A 5.500%, 4/15/25(3)	60	58
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	595	609
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	435	438
Select Medical Corp. 6.375%, 6/1/21	905	919
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(3)	325	327
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	912	917
Tenet Healthcare Corp.
4.750%, 6/1/20	1,150	1,173
6.000%, 10/1/20	180	192
4.500%, 4/1/21	470	467
8.125%, 4/1/22	770	845
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(3)	255	268
144A 7.500%, 7/15/21(3)	130	141
144A 5.625%, 12/1/21(3)	140	144
144A 5.500%, 3/1/23(3)	220	223
144A 5.875%, 5/15/23(3)	705	724

6

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
144A 6.125%, 4/15/25(3)	$145	$150

		16,358

Industrials—4.7%
ADT Corp. (The) 6.250%, 10/15/21	1,130	1,192
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(3)	930	923
Air Canada
144A 6.750%, 10/1/19(3)	1,050	1,116
Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	1,364	1,419
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	210	204
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	859	871
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	26	26
00-1, A 8.707%, 1/2/19	86	88
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	742	754
Berry Plastics Corp. 5.125%, 7/15/23	870	851
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	1,440	1,285
Building Materials Corp. of America 144A 5.375%, 11/15/24(3)	430	424
Carpenter Technology Corp. 5.200%, 7/15/21	600	641
CEB, Inc. 144A 5.625%, 6/15/23(3)	365	368
Continental Airlines Pass-Through-Trust
00-1, A1 8.048%, 11/1/20	552	626
01-1, A1 6.703%, 6/15/21	235	249
DP World Ltd. 144A 6.850%, 7/2/37(3)	400	437
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	600	579
Lender Processing Services, Inc. 5.750%, 4/15/23	655	689
Masco Corp.
5.950%, 3/15/22	640	718
4.450%, 4/1/25	320	321
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	413	432
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	925	869
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(3)	350	339
TransDigm, Inc.
6.000%, 7/15/22	630	625
144A 6.500%, 5/15/25(3)	270	268

	PAR VALUE	VALUE
Industrials—(continued)
United Rentals North America, Inc. 5.500%, 7/15/25	$565	$548

		16,862

Information Technology—2.0%
Avaya, Inc. 144A 7.000%, 4/1/19(3)	870	855
Blue Coat Holdings, Inc. 144A 8.375%, 6/1/23(3)	485	495
First Data Corp. 11.750%, 8/15/21	1,854	2,090
Flextronics International Ltd. 144A 4.750%, 6/15/25(3)	930	922
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(3)	745	704
KLA-Tencor Corp. 4.650%, 11/1/24	905	902
Project Homestake Merger Corp. 144A 8.875%, 3/1/23(3)	540	525
SunGard Data Systems, Inc. 6.625%, 11/1/19	715	741

		7,234

Materials—5.4%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	1,460	1,520
ArcelorMittal 6.125%, 6/1/25	945	944
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	895	898
Cascades, Inc. 144A 5.500%, 7/15/22(3)	1,100	1,068
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	976	1,079
CRH America, Inc. 144A 3.875%, 5/18/25(3)	325	322
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	455	452
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	550	552
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	910	915
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	135	140
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(3)	470	398
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	835	906
Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)	250	256
Hexion U.S. Finance Corp. 6.625%, 4/15/20	580	535
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	920	928
Methanex Corp. 4.250%, 12/1/24	930	921
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	1,710	1,783
Sealed Air Corp. 144A 4.875%, 12/1/22(3)	980	969

7

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—(continued)
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(7)	$425		$444
Tronox Finance LLC 6.375%, 8/15/20	950		886
Union Andina de Cementos SAA 144A 5.875%, 10/30/21(3)	155		157
United States Steel Corp. 6.875%, 4/1/21	550		553
Vale Overseas Ltd. 4.375%, 1/11/22	1,355		1,329
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	745		799
144A 6.000%, 1/31/19(3)	720		700

			19,454

Telecommunication Services—3.6%
Altice Financing SA 144A 6.625%, 2/15/23(3)	720		717
Altice US Finance II Corp. 144A 7.750%, 7/15/25(3)	400		390
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	5,000	MXN	305
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	880		923
CCO Holdings LLC
5.250%, 3/15/21	467		467
5.250%, 9/30/22	495		489
CCO Holdings LLC (CCO Holdings Capital Corp.) 144A 5.125%, 5/1/23(3)	390		381
CenturyLink, Inc. Series V 5.625%, 4/1/20	570		583
Comcel Trust 144A 6.875%, 2/6/24(3)	475		501
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	1,100		1,105
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	430		433
Frontier Communications Corp. 6.250%, 9/15/21	1,045		956
Level 3 Financing, Inc. 7.000%, 6/1/20	935		994
Sprint Communications, Inc. 6.000%, 11/15/22	935		857
T-Mobile USA, Inc.
6.125%, 1/15/22	540		559
6.500%, 1/15/24	380		393
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25(3)	425		408
Verizon Communications, Inc. 4.400%, 11/1/34	895		838
West Corp. 144A 5.375%, 7/15/22(3)	875		821
Windstream Corp. 7.750%, 10/15/20	780		766

			12,886

Utilities—2.2%
AmeriGas Partners LP 7.000%, 5/20/22	770		820

	PAR VALUE	VALUE
Utilities—(continued)
Calpine Corp.
144A 6.000%, 1/15/22(3)	$40	$42
5.375%, 1/15/23	586	579
Dynegy, Inc.
144A 7.375%, 11/1/22(3)	410	432
144A 7.625%, 11/1/24(3)	230	245
Electricite de France SA 144A 5.250%(2)(3)(5)(6)	1,360	1,362
Enel SpA 144A 8.750%, 9/24/73(2)(3)(6)	375	432
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	500	534
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	910	885
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	795	921
Talen Energy Supply LLC 144A 5.125%, 7/15/19(3)	625	616
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	860	877
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/15(12)	200	21

		7,766

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $214,499)		209,602

LOAN AGREEMENTS(2)—11.1%
Consumer Discretionary—3.3%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	740	746
Affinity Gaming LLC 5.250%, 11/9/17	541	544
Aristocrat Leisure Ltd. 4.750%, 10/20/21	537	540
Brickman Group Ltd. LLC (The) First Lien, 7.500%, 12/17/21	344	346
Caesars Entertainment Operating Co., Inc.
Tranche B-6, 1.500%, 3/1/17(14)	512	461
Tranche B-7, 1.500%, 1/28/18(14)	102	90
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	353	303
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	692	642
Cirque Du Soleil 0.000%, 6/24/22(8)	254	254
iHeartCommunications, Inc. (Clear Channel Communications, Inc.) Tranche D, 6.937%, 1/30/19	808	749
Key Safety Systems, Inc. 4.750%, 8/29/21	441	443
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	934	938

8

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	$579	$542
Life Time Fitness 4.250%, 6/10/22	565	562
Marina District Finance Co., Inc. 6.500%, 8/15/18	328	332
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	1,045	1,049
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	154	154
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	554	558
Staples, Inc. First Lien, 2.750%, 4/23/21(8)	697	697
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	380	372
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	1,088	1,018
U.S. Farathane Corp. 6.750%, 12/23/21	369	372

		11,712

Consumer Staples—0.3%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	670	675
Rite Aid Corp. Tranche 2, Second Lien, 4.875%, 6/21/21	550	551

		1,226

Energy—1.3%
Arch Coal, Inc. 6.250%, 5/16/18	1,104	761
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	649	615
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	566	484
Expro Finservices S.A.R.L. 5.750%, 9/2/21	458	406
Fieldwood Energy LLC Second Lien, 8.375%, 9/30/20(8)	861	663
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	520	496
Seadrill Operating LP 4.000%, 2/21/21	504	382
Templar Energy LLC Second Lien, 8.500%, 11/25/20	925	684

		4,491

Financials—0.2%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	450	458
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	342	323

		781

	PAR VALUE	VALUE
Health Care—1.8%
21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	$228	$225
AMAG Pharmaceuticals, Inc. 7.250%, 11/12/20	257	260
American Renal Holdings, Inc. Second Lien, 7.250%, 3/20/20(8)	909	908
Amneal Pharmaceuticals LLC Tranche B, 5.000%, 11/1/19	331	332
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	314	315
Second Lien, 11.000%, 1/2/19	571	576
Concentra, Inc. First Lien, Tranche B 4.000%, 6/1/22	60	60
Horizon Pharma, Inc. 2015 Term Loan 4.500%, 5/7/21	195	196
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	583	586
MMM Holdings, Inc. 9.750%, 12/12/17	253	211
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	184	153
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	509	511
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	187	188
Regional Care, Inc. (RCHP, Inc.) First Lien, 5.250%, 4/23/19	829	827
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	650	651
Second Lien, 8.500%, 11/3/21	288	288

		6,287

Industrials—1.2%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	93	94
Ceridian HCM Holding, Inc. 4.500%, 9/15/20	738	732
DynCorp International, Inc. 6.250%, 7/7/16	386	377
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	194	195
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	532	530
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien 8.250%, 1/25/21	725	722
Navistar, Inc. Tranche B, 5.750%, 8/17/17	729	732
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22(8)	1,105	1,087

		4,469

9

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—2.3%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	$599	$604
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	660	663
Blue Coat Systems, Inc. 4.500%, 5/20/22	195	195
Deltek, Inc.
First Lien 0.000%, 12/19/22(8)	23	23
Second Lien 0.000%, 6/23/23(8)	408	411
Epicor Software Corp. Tranche B, 4.750%, 6/1/22	365	365
Evergreen Skills Lux S.A.R.L. Second Lien, 9.250%, 4/28/22	393	369
First Data Corp.
2018 Term Loan 3.687%, 3/23/18	1,349	1,346
0.000%, 6/24/22(8)	225	224
Infinity Acquisition Ltd. 4.000%, 8/6/21	355	353
Kronos, Inc. Second Lien, 9.750%, 4/30/20	1,241	1,282
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	1,323	1,325
Presidio, Inc. Refinancing Term 5.250%, 2/2/22	843	846
Riverbed Technologies, Inc. 6.000%, 4/24/22	408	413

		8,419

Materials—0.6%
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	319	284
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	630	632
INEOS U.S. Finance LLC 2022 Dollar 4.250%, 3/31/22(8)	57	57
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	1,290	1,074

		2,047

Utilities—0.1%
Atlantic Power LP 4.750%, 2/24/21	176	177
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.671%, 10/10/17(12)	375	217

		394

TOTAL LOAN AGREEMENTS (Identified Cost $41,440)		39,826

	SHARES		VALUE
PREFERRED STOCKS—3.1%
Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	905	(10)	$907

Financials—2.7%
Ally Financial, Inc. Series A, 8.500%(2)	20,000		529
Ally Financial, Inc. Series G, 144A 7.000%(3)	161		163
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	265	(10)	272
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	705	(10)	700
Citigroup, Inc. Series J, 7.125%(2)	46,600		1,275
Citigroup, Inc. Series N, 5.800%(2)	1,065	(10)	1,069
General Electric Capital Corp. Series B, 6.25%(2)	700	(10)	766
General Electric Capital Corp. Series C, 5.25%(2)	600	(10)	615
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	635	(10)	637
JPMorgan Chase & Co. Series V, 5.000%(2)	285	(10)	279
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	965	(10)	921
SunTrust Bank, Inc. 5.625%(2)(6)	260	(10)	262
Wells Fargo & Co. Series K, 7.980%(2)	950	(10)	1,027
Zions Bancorp 6.950%(2)	38,525		1,071

			9,586

Industrials—0.1%
Seaspan Corp. Series C, 9.500%	20,000		517

TOTAL PREFERRED STOCKS (Identified Cost $10,584)	11,010

COMMON STOCK—0.0%
Consumer Discretionary—0.0%
Mark IV Industries	446		18

TOTAL COMMON STOCK (Identified Cost $4)	18

EXCHANGE-TRADED FUND—0.6%
SPDR S&P 500(R) ETF Trust Series 1	9,500		1,956

TOTAL EXCHANGE-TRADED FUND (Identified Cost $1,799)	1,956

10

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
AFFILIATED MUTUAL FUND—2.6%
Virtus Credit Opportunities Fund	922,500	$9,197

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $9,225)		9,197

TOTAL LONG TERM INVESTMENTS—99.4% (Identified Cost $366,336)		356,904	(9)

SHORT-TERM INVESTMENTS—0.6%
Money Market Mutual Fund—0.6%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	2,305,235	2,305

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,305)		2,305

TOTAL INVESTMENTS—100.0% (Identified Cost $368,641)		359,209	(1)
Other assets and liabilities, net—0.0%		105

NET ASSETS—100.0%		$359,314

Abbreviations:

ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2015.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $133,891 or 37.3% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	This loan will settle after June 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(10)	Value shown as par value.
(11)	92.1% of the income received was in cash and 7.9% in PIK.
(12)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.
(13)	90% of the income received was in cash and 10% in PIK.
(14)	Security in default.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

11

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	73%
Canada	3
Luxembourg	3
Mexico	2
United Kingdom	2
Cayman Islands	1
Netherlands	1
Other	15

Total	100%

†	% of total investments as of June 30, 2015

12

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$25,156	$—	$25,156	$—
Corporate Bonds And Notes	209,602	—	209,602	—
Foreign Government Securities	16,595	—	16,595	—
Loan Agreements	39,826	—	39,826	—
Mortgage-Backed Securities	42,185	—	42,185	—
Municipal Bonds	361	—	361	—
U.S. Government Securities	998	—	998	—
Equity Securities:
Affiliated Mutual Fund	9,197	9,197	—	—
Common Stock	18	—	—	18
Exchange-Traded Fund	1,956	1,956	—	—
Preferred Stocks	11,010	3,392	7,618	—
Short-Term Investments	2,305	2,305	—	—

Total Investments	$359,209	$16,850	$342,341	$18

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Common Stocks
Balance as of September 30, 2014:	$24
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(6)
Purchases	—
Sales(b)	—
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of June 30, 2015	$18

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.3%
U.S. Treasury Note
1.625%, 12/31/19	$4,000		$4,013
1.500%, 5/31/20	23,125		22,975

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $27,182)			26,988

MUNICIPAL BOND—0.0%
Virginia—0.0%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	4,635		3,391

TOTAL MUNICIPAL BOND (Identified Cost $4,292)			3,391

FOREIGN GOVERNMENT SECURITIES—2.3%
Argentine Republic Series NY, 8.280%, 12/31/33(10)	24,360		23,386
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	20,999		9,240
RegS 7.750%, 10/13/19(4)	19,501		7,654
Hungary 4.000%, 3/25/19	9,025		9,339
Mongolia 144A 4.125%, 1/5/18(3)	12,680		12,205
Republic of Chile 5.500%, 8/5/20	11,647,000	CLP	19,445
Republic of Colombia Treasury Note, Series B, 11.250%, 10/24/18	21,072,000	COP	9,493
Republic of Indonesia Series FR30, 10.750%, 5/15/16	207,679,000	IDR	16,059
Republic of Latvia RegS 2.750%, 1/12/20(4)	8,560		8,581
Republic of Panama 5.200%, 1/30/20	3,800		4,188
Republic of Romania 144A 6.750%, 2/7/22(3)	7,000		8,173
Republic of South Africa Series R203, 8.250%, 9/15/17	134,520	ZAR	11,284
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	17,450		17,864
Russian Federation 144A 7.850%, 3/10/18(3)	1,005,000	RUB	16,752
State of Qatar 144A 3.125%, 1/20/17(3)	12,000		12,390

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $209,296)			186,053

MORTGAGE-BACKED SECURITIES—22.0%
Agency—3.2%
FHLMC
14-DN2, M2 1.837%, 4/25/24(2)	13,365		13,053

	PAR VALUE	VALUE
Agency—(continued)
6.000%, 8/1/34	$365	$417
FNMA
5.500%, 1/1/17	32	33
6.000%, 5/1/17	10	10
4.500%, 4/1/18	127	132
5.000%, 10/1/19	394	418
5.500%, 2/1/20	149	156
5.500%, 3/1/20	131	138
5.500%, 3/1/20	16	16
5.500%, 3/1/20	46	48
5.500%, 3/1/20	73	77
5.500%, 4/1/20	214	228
5.000%, 6/1/20	381	403
4.000%, 8/1/25	12,505	13,240
3.000%, 6/1/27	1,084	1,124
2.500%, 5/1/28	17,538	17,833
6.000%, 12/1/32	46	53
5.500%, 2/1/33	67	75
5.500%, 5/1/34	338	380
6.000%, 8/1/34	266	304
6.000%, 10/1/34	211	240
6.000%, 10/1/34	222	254
5.500%, 11/1/34	393	440
5.500%, 11/1/34	145	162
6.000%, 11/1/34	221	251
5.500%, 12/1/34	147	165
5.500%, 1/1/35	314	353
6.000%, 1/1/37	312	355
6.000%, 1/1/37	537	613
5.500%, 7/1/37	6	7
6.000%, 7/1/37	54	62
6.000%, 12/1/37	269	307
6.000%, 4/1/38	218	248
5.000%, 12/1/39	8,046	8,946
4.500%, 4/1/40	9,936	10,756
5.000%, 8/1/40	15,130	16,774
4.000%, 10/1/40	188	200
4.000%, 3/1/41	6,242	6,643
4.500%, 5/1/41	6,714	7,269
3.500%, 4/1/42	12,075	12,461
3.500%, 12/1/42	34,902	36,015
3.000%, 3/1/43	59,039	58,760

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
3.000%, 5/1/43	$18,230	$18,201
4.000%, 10/1/44	30,228	32,028
GNMA
6.500%, 11/15/31	20	23
6.500%, 2/15/32	23	27

		259,698

Non-Agency—18.8%
A-10 Securitization LLC
13-1, A 144A 2.400%, 11/15/25(3)	1,100	1,103
14-1, A1 144A 1.720%, 4/15/33(3)	13,885	13,848
ABN AMRO Mortgage Corp. 02-9, M 5.750%, 12/25/32	659	632
Americold LLC Trust 10-ARTA, A1 144A 3.847%, 1/14/29(3)	8,844	9,197
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 07-2, A4 5.783%, 4/10/49(2)	17,178	17,970
Banc of America Alternative Loan Trust
03-2, CB3 5.750%, 4/25/33	17,980	18,629
03-10, 2A1 6.000%, 12/25/33	3,378	3,642
Banc of America Funding Corp. 04-4, 3A1 4.750%, 10/25/19	2,475	2,519
Banc of America Funding Trust
04-B, 2A1 2.564%, 11/20/34(2)	973	961
05-1, 1A1 5.500%, 2/25/35	630	640
06-2, 3A1 6.000%, 3/25/36	3,663	3,671
Banc of America Mortgage Trust
04-7, 6A3 4.500%, 8/25/19	1,035	1,021
04-11, 2A1 5.750%, 1/25/35	2,000	2,044
05-3, 1A15 5.500%, 4/25/35	2,298	2,332
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	28,619	30,320
Bank of America (Merrill Lynch - Countrywide) Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49	9,012	9,365
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust
04-6, 1A2 2.607%, 5/25/34(2)	1,744	1,737
04-4, A6 5.500%, 5/25/34	1,298	1,332
Bank of America (Merrill Lynch - Countrywide) Mortgage Trust 06-C1, AM 5.865%, 5/12/39(2)	7,570	7,779

	PAR VALUE	VALUE
Non-Agency—(continued)
Bank of America (Merrill Lynch - Deutsche Bank Trust) 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	$19,916	$20,366
Bank of America (Merrill Lynch) Mortgage Investors, Inc. 98-C1, B 6.750%, 11/15/26(2)	10,000	10,775
Bank of America (Merrill Lynch) Commercial Mortgage Trust 06-3, A4 5.414%, 7/12/46(2)	10,641	10,972
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust
06-C3, AM 5.712%, 3/15/39(2)	7,615	7,794
07-C2, A3 5.430%, 2/15/40	6,378	6,737
07-C6, A4 5.858%, 7/15/40(2)	15,711	16,546
07-C7, A3 5.866%, 9/15/45(2)	11,025	11,926
Bayview Commercial Asset Trust
07-5A, A2 144A 1.087%, 10/25/37(2)(3)	5,549	6,163
08-1, A3 144A 1.687%, 1/25/38(2)(3)	32,808	31,459
BCRR Trust 09-1, 2A1 144A 5.858%, 7/17/40(2)(3)	3,620	3,732
Citicorp Mortgage Securities, Inc. 07-1,A1 5.500%, 1/25/22	210	211
Citigroup - Deutsche Bank Commercial Mortgage Trust
06-CD2, A4 5.480%, 1/15/46(2)	2,512	2,530
07-CD4, A4 5.322%, 12/11/49	4,505	4,694
07-CD4, AMFX 5.366%, 12/11/49(2)	13,955	14,476
Citigroup Commercial Mortgage Trust
07-C6, A1A 5.899%, 12/10/49(2)	26,873	28,711
07-6, A4 5.899%, 12/10/49(2)	388	415
08-C7, AM 6.349%, 12/10/49(2)	12,335	13,341
10-RR3, MLSR 144A 5.810%, 6/14/50(2)(3)	3,364	3,546
Citigroup Mortgage Loan Trust, Inc.
03-UP3, A2 7.000%, 9/25/33	885	931
04-UST1, A3 2.183%, 8/25/34(2)	1,714	1,714
04-NCM2, 2CB2 6.750%, 8/25/34	12,799	13,579
14-A, A 144A 4.000%, 1/25/35(2)(3)	18,027	18,731
05-5, 2A3 5.000%, 8/25/35	666	661
Colony Multi-Family Commercial Mortgage-Backed Securities 14-1, A 144A 2.543%, 4/20/50(3)	18,998	18,986
Commercial Mortgage Trust
10-C1, D 144A 6.050%, 7/10/46(2)(3)	6,669	7,214
07-GG11, AM 5.867%, 12/10/49(2)	18,174	19,492
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	37,968	39,687
07 - C5, A1AM 5.870%, 9/15/40(2)	21,039	21,455

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
14-LVR2, A2 144A 3.929%, 4/25/44(2)(3)	$15,063	$15,459
07-C2, A3 5.542%, 1/15/49(2)	12,995	13,705
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	2,030	2,073
04-8, 7A1 6.000%, 12/25/34	6,678	7,054
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.586%, 8/10/44(2)(3)	2,311	2,404
Extended Stay America Trust 13-ESH7, A17 144A 2.295%, 12/5/31(3)	16,230	16,094
Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 2.787%, 5/25/24(2)	1,420	1,296
FDIC Trust 13-N1, A 144A 4.500%, 10/25/18(3)	3,732	3,745
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/19(2)(3)	16,875	16,741
GMAC Mortgage Corp. Loan Trust
03-J7, A10 5.500%, 11/25/33	1,560	1,599
04-AR1, 12A 3.031%, 6/25/34(2)	9,838	10,001
05-AR1, 5A 3.268%, 3/18/35(2)	3,021	2,980
Goldman Sachs Mortgage Securities Trust
07-GG,10 5.795%, 8/10/45(2)	2,979	3,197
II 07-GG10, A4 5.989%, 8/10/45(2)	18,851	20,115
Goldman Sachs Residential Mortgage Loan Trust
05-5F, B1 5.750%, 6/25/35(2)	2,160	2,239
07-1F, 2A2 5.500%, 1/25/37	510	486
Hilton USA Trust 13-HLT, EFX 144A 5.609%, 11/5/30(2)(3)	21,980	22,266
Jefferies Resecuritization Trust
14-R1, 1A1 144A 4.000%, 12/27/37(3)	10,944	10,956
14-R1, 2A1 144A 4.000%, 12/27/37(3)	8,733	8,729
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 04-10, 14A1 2.738%, 1/25/35(2)	1,661	1,620
JPMorgan Chase (Bear Stearns) Asset Backed Securities Trust 03-AC4. A 5.500%, 9/25/33(2)	8,193	8,461
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-T22, AM 5.766%, 4/12/38(2)	10,700	10,972
06-PW12, AM 5.940%, 9/11/38(2)	9,250	9,571
06-PW14, AM 5.243%, 12/11/38	5,000	5,246
05-PW10, AM 5.449%, 12/11/40(2)	14,480	14,698
06-PW13, AM 5.582%, 9/11/41(2)	3,272	3,409
07- PW15, AM 5.363%, 2/11/44	13,247	13,700
07- PW17, A4 5.694%, 6/11/50(2)	21,890	23,332

	PAR VALUE	VALUE
Non-Agency—(continued)
07-PW18, AM 6.084%, 6/11/50(2)	$12,400	$13,533
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
04-CB1, 5A 5.000%, 6/25/19	1,340	1,371
03-AR6, A1 2.558%, 6/25/33(2)	1,127	1,128
03-AR4, 2A1 2.257%, 8/25/33(2)	353	350
04-CB1, 2A 5.000%, 6/25/34	3,696	3,822
JPMorgan Chase Commercial Mortgage Securities Trust
09-IWST, A1 144A 4.314%, 12/5/27(3)	6,043	6,396
10-CNTR, A1 144A 3.300%, 8/5/32(3)	1,810	1,863
10-CNTR, A2 144A 4.311%, 8/5/32(3)	11,503	12,355
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	28,593	29,710
06-LDP7, AM 6.100%, 4/15/45(2)	22,312	23,118
06-LDP7, A4 6.100%, 4/15/45(2)	11,345	11,603
06-LDP9, A3 5.336%, 5/15/47	19,793	20,664
06-LDP9, AM 5.372%, 5/15/47	24,850	25,673
07-LDPX, AM 5.464%, 1/15/49(2)	32,275	33,362
07-LD12, A4 5.882%, 2/15/51(2)	15,529	16,511
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(2)(3)	14,863	15,277
06-A2, 4A1 2.637%, 8/25/34(2)	2,330	2,334
04-A4, 2A1 2.454%, 9/25/34(2)	4,363	4,432
05-A1, 4A1 2.626%, 2/25/35(2)	920	927
05-A2, 4A1 2.136%, 4/25/35(2)	1,200	1,171
05-A4, 3A1 2.292%, 7/25/35(2)	6,388	6,360
06-A6, 3A3L 5.034%, 10/25/36(2)	1,830	1,600
14-IVR3, 2A1 144A 3.000%, 9/25/44(2)(3)	6,564	6,600
Leaf II Receivables Funding LLC 13-1, C 144A 3.460%, 9/15/21(3)	6,850	6,883
MASTR Adjustable Rate Mortgages Trust 04-12,3A1 2.598%, 11/25/34(2)	1,870	1,857
MASTR Alternative Loan Trust
04-7, 4A1 4.500%, 7/25/19	3,321	3,387
03-8, 2A1 5.750%, 11/25/33	7,172	7,525
04-4, 6A1 5.500%, 4/25/34	3,841	4,033
04-6, 7A1 6.000%, 7/25/34	6,716	6,835
04-7, 9A1 6.000%, 8/25/34	16,106	16,877
05-2, 2A1 6.000%, 1/25/35	3,868	4,119
05-2, 1A1 6.500%, 3/25/35	10,961	11,520
MASTR Asset Securitization Trust 05-1, 1A1 5.000%, 5/25/20	716	722

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
MASTR Reperforming Loan Trust 05-1, 1A2 144A 6.500%, 8/25/34(3)	$1,907	$1,920
Morgan Stanley Capital I Trust
06-T23, AM 6.010%, 8/12/41(2)	10,575	11,032
08-T29, AM 6.460%, 1/11/43(2)	1,610	1,782
06-IQ12, A4 5.332%, 12/15/43	13,431	13,970
07-IQ14, A4 5.692%, 4/15/49(2)	17,390	18,389
07-IQ14, AM 5.867%, 4/15/49(2)	15,932	16,600
07- LQ16, A4 5.809%, 12/12/49	21,716	23,303
Morgan Stanley Mortgage Loan Trust
04-2AR, 3A 2.165%, 2/25/34(2)	1,900	1,897
04-2AR, 4A 2.552%, 2/25/34(2)	1,605	1,619
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.987%, 6/25/44(2)(3)	8,545	8,729
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(3)	18,370	18,407
National City Mortgage Capital Trust 08-1, 2A1 6.000%, 3/25/38	2,465	2,582
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	9,138	9,396
14-2A, 3A 144A 3.750%, 5/25/54(2)(3)	2,718	2,806
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	6,303	6,460
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	7,862	8,046
Residential Accredit Loans, Inc.
03-QS6, A4 4.250%, 3/25/33	1,214	1,226
03-QS17, CB5 5.500%, 9/25/33	1,508	1,555
05-QS1, A5 5.500%, 1/25/35	1,270	1,283
Residential Asset Mortgage Products, Inc.
04-SL2, A3 7.000%, 10/25/31	2,258	2,374
04-SL1, A8 6.500%, 11/25/31	2,687	2,761
05-SL2, A4 7.500%, 2/25/32	2,210	2,314
04-SL4, A3 6.500%, 7/25/32	1,508	1,552
Residential Asset Securities Corp. 01-KS2, AI5 7.514%, 6/25/31(2)	3,093	3,177
Residential Asset Securitization Trust
03-A11, A9 5.750%, 11/25/33	2,959	3,041
04-A1, A5 5.500%, 4/25/34	13,635	14,272
Residential Funding Mortgage Securities I, Inc.
06-S12, 1A1 5.500%, 12/25/21	1,436	1,460
05-S1, 1A2 5.500%, 2/25/35	1,138	1,145
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(2)(3)	11,456	11,775
15-1, A1 144A 3.500%, 1/25/45(2)(3)	11,055	10,990

	PAR VALUE	VALUE
Non-Agency—(continued)
SilverLeaf Finance XVII LLC 13-12, A1 144A 2.680%, 3/16/26(3)	$5,447	$5,441
Structured Adjustable Rate Mortgage Loan Trust
03-30, 2A1 5.063%, 10/25/33(2)	4,298	4,390
04-4, 3A1 2.480%, 4/25/34(2)	861	852
04-4, 3A4 2.480%, 4/25/34(2)	2,937	2,907
04-4, 3A2 2.480%, 4/25/34(2)	3,806	3,804
04-5, 3A2 2.443%, 5/25/34(2)	1,874	1,865
04-14, 7A 2.555%, 10/25/34(2)	13,889	13,929
Structured Asset Securities Corp. Assistance Loan Trust 03-AL1, A 144A 3.357%, 4/25/31(3)	9,573	9,416
Structured Asset Securities Corp. Mortgage Pass - Through Certificates
02-AL1, A3 3.450%, 2/25/32	11,718	11,579
03-33H, 1A1 5.500%, 10/25/33	4,050	4,135
03-34A, 6A 2.584%, 11/25/33(2)	2,987	2,924
04-15, 3A3 5.500%, 9/25/34	2,780	2,820
VFC LLC 14-2, A 144A 2.750%, 7/20/30(3)	4,656	4,656
Wells Fargo (Royal Bank of Scotland plc) Commercial Mortgage Trust 11-C5, C 144A 5.822%, 11/15/44(2)(3)	1,800	2,005
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
04-C15, B 4.892%, 10/15/41	7,932	7,952
06-C25, A4 5.897%, 5/15/43(2)	7,427	7,544
07-31, AM 5.591%, 4/15/47(2)	34,000	36,069
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
06-C25, AM 5.897%, 5/15/43(2)	18,625	19,203
07-C30, A5 5.342%, 12/15/43	39,765	41,765
07-C30, AM 5.383%, 12/15/43	25,695	26,998
07-C31, A4 5.509%, 4/15/47	14,562	15,234
07-C32, A3 5.903%, 6/15/49(2)	22,577	23,870
07-C33, A5 6.150%, 2/15/51(2)	1,265	1,369
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	185	187
03-G, A1 2.523%, 6/25/33(2)	1,455	1,467
03-J, 5A1 2.492%, 10/25/33(2)	509	513
04-4, A9 5.500%, 5/25/34	2,296	2,362
04-U, A1 2.595%, 10/25/34(2)	1,173	1,169
04-Z, 2A1 2.615%, 12/25/34(2)	7,581	7,617
04-CC, A1 2.616%, 1/25/35(2)	3,007	3,037
05-12, 1A1 5.500%, 11/25/35	5,343	5,444

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
05-14, 2A1 5.500%, 12/25/35	$3,891	$3,963
06-6, 1A15 5.750%, 5/25/36	480	474
07-16, 1A1 6.000%, 12/28/37	4,205	4,333
07-AR10, 2A1 5.951%, 1/25/38(2)	4,600	4,542
WinWater Mortgage Loan Trust
14-1, A1 144A 3.999%, 6/20/44(2)(3)	15,459	15,855
14-3, A4 144A 3.50%, 12/20/44(2)(3)	2,500	2,509

		1,531,714

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,758,910)		1,791,412

ASSET-BACKED SECURITIES—20.0%
Access Point Financial, Inc. 15-A, A 2.610%, 4/15/20	13,157	13,155
American Credit Acceptance Receivables Trust 14-3, C 144A 3.430%, 6/8/20(3)	19,200	19,297
American Homes 4 Rent
14-SFR1, A 144A 1.250%, 6/17/31(2)(3)	7,327	7,303
15-SFR1, A 144A 3.467%, 4/17/52(3)	7,921	7,865
AmeriCredit Automobile Receivables Trust
11-1, D 4.260%, 2/8/17	9,255	9,262
11-5, D 5.050%, 12/8/17	5,010	5,147
12-1, C 2.670%, 1/8/18	3,968	3,991
12-3, D 3.030%, 7/9/18	19,762	20,159
12-4, D 2.680%, 10/9/18	7,150	7,282
13-2, D 2.420%, 5/8/19	23,090	23,247
14-2, C 2.180%, 6/8/20	19,450	19,446
14-1, D 2.540%, 6/8/20	18,320	18,249
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	1,146	1,179
Applebee’s LLC 14-1, A2 144A 4.277%, 9/5/44(3)	20,471	20,730
Ascentium Equipment Receivables 15-A1, B 144A 2.260%, 6/10/21(3)	5,400	5,426
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	3,910	4,016
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	1,704	1,843
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/17(3)	12,848	13,196
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	23,085	23,238
(AESOP) 13-1A, A 144A 1.920%, 9/20/19(3)	21,200	21,122
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	2,635	2,704

	PAR VALUE	VALUE
B2R Mortgage Trust 15-1, A1 144A 2.524%, 5/15/48(3)	$11,762	$11,690
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
04-10, AF6 4.485%, 12/25/34(2)	1,218	1,250
05-1 AF5A 5.251%, 7/25/35(2)	13,675	13,552
05-12, 2A3 5.069%, 2/25/36(2)	4,191	4,325
BankAmerica Manufactured Housing Contract Trust 98-1, B1 7.810%, 8/10/25(2)	3,008	3,142
Barclays (Lehman Brothers) Manufactured Housing Contract Trust 01-B, A3 4.350%, 4/15/40	3,627	3,731
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	8,348	8,790
Bayview Financial Mortgage-Pass-Through Trust
06-A, 1A2 5.483%, 2/28/41(2)	76	79
06-A, 1A4 6.087%, 2/28/41(2)	16,408	17,143
BCC Funding VIII LLC
14-A, B 144A 3.123%, 8/20/20(3)	2,799	2,820
14-1A, C 144A 4.216%, 8/20/20(3)	5,519	5,573
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(3)	18,418	18,725
BXG Receivables Note Trust
10-A, A 144A 5.100%, 3/2/26(3)	2,002	2,070
12-A, A 144A 2.660%, 12/2/27(3)	4,517	4,493
13-A, A 144A 3.010%, 12/4/28(3)	7,735	7,777
15-A, A 144A 2.880%, 5/2/30(3)	3,515	3,507
California Republic Auto Receivables Trust
12-1, B 144A 1.760%, 1/16/18(3)	13,570	13,670
13-1, B 144A 2.240%, 1/15/19(3)	11,600	11,800
14-2, B 2.340%, 4/15/20	7,090	7,086
14-2, C 3.290%, 3/15/21	2,700	2,693
Capital Auto Receivables Asset Trust
13-1, C 1.740%, 10/22/18	5,425	5,439
13-4, C 2.670%, 2/20/19	2,950	2,980
15-2, C 2.670%, 8/20/20	7,250	7,241
CarFinance Capital Auto Trust
13-1A, B 144A 2.750%, 11/15/18(3)	6,740	6,785
13-A1, C 144A 3.450%, 3/15/19(3)	2,210	2,236
13-2A, B 144A 3.150%, 8/15/19(3)	19,350	19,659
14-1A, B 144A 2.720%, 4/15/20(3)	5,550	5,595
14-2A, B 144A 2.640%, 11/16/20(3)	3,455	3,452
14-2A, C 144A 3.240%, 11/16/20(3)	2,750	2,739
15-A1, B 144A 2.910%, 6/15/21(3)	6,000	6,009

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CarMax Auto Owner Trust
14-2, B 1.880%, 11/15/19	$1,000	$1,002
14-2, C 2.080%, 1/15/20	7,175	7,188
15-2, C 2.390%, 3/15/21	2,275	2,275
CarNow Auto Receivables Trust
13-1A, B 144A 1.970%, 11/15/17(3)	380	379
13-1A,C 144A 2.980%, 11/15/17(3)	7,244	7,253
14-1A, D 144A 4.160%, 11/15/18(3)	3,000	2,990
Carnow Auto Receivables Trust 14-1A, E 144A 5.530%, 1/15/20(3)	4,350	4,410
CCG Receivables Trust 14-1, B 144A 2.150%, 11/15/21(3)	5,080	5,107
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	10,821	10,789
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	23,881	24,231
Citicorp Residential Mortgage Securities, Inc. 07-12, A6 5.520%, 6/25/37(2)	6,514	6,750
CLI Funding LLC 14-2A, A 144A 3.380%, 10/18/29(3)	7,933	7,968
CNH Equipment Trust 12-B, B 1.780%, 6/15/20	4,000	4,032
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	75	77
01-3, A4 6.910%, 5/1/33(2)	10,897	12,027
DB Master Finance LLC
15-1A, A2I 144A 3.262%, 2/20/45(3)	4,988	5,003
15-A1, A2II 144A 3.980%, 2/20/45(3)	18,969	18,876
Diamond Resorts Owner Trust 14-1, A 144A 2.540%, 5/20/27(3)	7,167	7,180
Direct Capital Funding IV LLC
13-1, D 144A 4.599%, 10/20/19(3)	3,555	3,622
13-A1, C 144A 4.830%, 11/20/20(3)	5,000	5,075
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	19,325	19,936
Drive Auto Receivables Trust
14-AA, C 144A 3.060%, 5/17/21(3)	18,650	18,710
15-AA, D 144A 4.120%, 6/15/22(3)	7,920	7,951
Drug Royalty LP
II 14-1, A2 144A 3.484%, 7/15/23(3)	22,708	23,026
I 12-1, A2 144A 5.800%, 7/15/24(3)	2,230	2,310
DT Auto Owner Trust
13-1A, C 144A 2.730%, 2/15/19(3)	12,714	12,744
13-2A, C 144A 3.060%, 9/16/19(3)	17,500	17,674
14-1A, C 144A 2.640%, 10/15/19(3)	18,900	19,030

	PAR VALUE	VALUE
14-2A, C 144A 2.460%, 1/15/20(3)	$14,370	$14,411
14-3A, C 144A 3.040%, 9/15/20(3)	4,840	4,883
15-1A, C 144A 2.870%, 11/16/20(3)	7,000	7,027
Exeter Automobile Receivables Trust
12-1A, C 144A 5.270%, 10/16/17(3)	7,001	7,081
12-2A, C 144A 3.060%, 7/16/18(3)	8,050	8,077
13-2A, B 144A 3.090%, 7/16/18(3)	17,820	18,013
14-1A, B 144A 2.420%, 1/15/19(3)	9,220	9,272
13-1A, C 144A 3.520%, 2/15/19(3)	20,725	21,074
14-1A, C 144A 3.570%, 7/15/19(3)	15,830	15,998
14-2A, C 144A 3.260%, 12/16/19(3)	14,615	14,541
15-A1, C 144A 4.100%, 12/15/20(3)	7,505	7,567
15-2A, C 144A 3.900%, 3/15/21(3)	17,705	17,747
14-3A, D 144A 5.690%, 4/15/21(3)	14,575	14,700
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	21,078	21,100
First Investors Auto Owner Trust 15-1A, C 144A 2.710%, 6/15/21(3)	5,000	4,962
Flagship Credit Auto Trust 14-2, D 144A 5.210%, 2/15/21(3)	9,560	9,610
Foursight Capital Automobile Receivables Trust
14-1, B 144A 3.560%, 11/22/21(3)	4,704	4,747
15-1, B 144A 4.120%, 9/15/22(3)	5,589	5,589
Global Science Finance S.A.R.L.
13-1A, A 144A 2.980%, 4/17/28(3)	12,102	12,055
13-2A, A 144A 3.670%, 11/17/28(3)	5,892	5,916
GMAC Mortgage Corp. Loan Trust 06-HLTV, A4 5.810%, 10/25/29	2,294	2,313
Gold Key Resorts LLC 14-A, A 144A 3.220%, 5/17/31(3)	10,760	10,804
GreatAmerica Leasing Receivables Funding, LLC 13-1, A4 144A 1.160%, 5/15/18(3)	2,235	2,238
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	8,195	8,193
GSAA Home Equity Trust
05-1, AF4 5.619%, 11/25/34(2)	663	699
05-12, AF3W 4.999%, 9/25/35(2)	6,556	6,699
Hertz Vehicle Financing LLC 11-1A, A2 144A 3.290%, 3/25/18(3)	12,290	12,648
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	11,114	11,174
14-AA, A 144A 1.770%, 11/25/26(3)	14,852	14,731
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	9,789	9,877

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Hyundai Auto Receivables Trust
14-B, D 2.510%, 12/15/20	$9,675	$9,739
15-A, D 2.730%, 6/15/21	8,950	9,043
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	3,125	3,138
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	1,046	1,073
Leaf Receivables Funding 10 LLC
15-1, D 144A 3.740%, 5/17/21(3)	800	791
15-1, E1 144A 5.210%, 7/15/21(3)	4,500	4,445
15-1, E2 144A 6.000%, 6/15/23(3)	2,455	2,359
Leaf Receivables Funding 8 LLC 12-1, D 144A 4.680%, 9/15/20(3)	5,859	5,987
Leaf Receivables Funding 9 LLC 13-1, D 144A 5.110%, 9/15/21(3)	655	679
Marriott Vacation Club Owner Trust
12-1A, A 144A 2.510%, 5/20/30(3)	17,556	17,737
10-1A, A 144A 3.540%, 10/20/32(3)	577	594
10-1A, B 144A 4.520%, 10/20/32(3)	1,124	1,168
Nations Equipment Finance Funding I LLC
13-1A, B 144A 3.818%, 5/20/21(3)	3,321	3,327
13-1A, C 144A 5.500%, 5/20/21(3)	7,833	7,855
New Century Home Equity Loan Trust 05-A, A4W 4.819%, 8/25/35(2)	14,882	15,438
OneMain Financial Issuance Trust
14-1A, A 144A 2.430%, 6/18/24(3)	16,940	17,033
15-2A, A 144A 2.570%, 7/18/25(3)	19,675	19,690
15-A1, A 144A 3.190%, 3/18/26(3)	11,875	12,044
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(3)	5,715	5,875
14-AA, A 144A 2.290%, 7/9/29(3)	4,560	4,560
Prestige Auto Receivables Trust 14-1A, C 144A 2.390%, 5/15/20(3)	7,000	7,018
Residential Asset Mortgage Products, Inc. 03-RS8, AI7 5.015%, 9/25/33(2)	621	630
Residential Funding Mortgage Securities II Home Loan Trust 06-H11, M1 6.010%, 2/25/36(2)	1,088	1,088
Santander Drive Auto Receivables Trust
12-4, C 2.940%, 12/15/17	5,019	5,068
12-2, D 3.870%, 2/15/18	31,045	31,754
12-6, C 1.940%, 3/15/18	9,645	9,688
12-5, C 2.700%, 8/15/18	4,850	4,905
12-6, D 2.520%, 9/17/18	17,455	17,543
13-1, D 2.270%, 1/15/19	23,445	23,363

	PAR VALUE	VALUE
13-3, C 1.810%, 4/15/19	$17,215	$17,295
13-5, D 2.730%, 10/15/19	20,100	20,265
14-3, C 2.130%, 8/17/20	16,400	16,536
14-4, D 3.100%, 11/16/20	6,650	6,696
Sierra Timeshare Receivables Funding LLC
10-3A, B 144A 4.440%, 11/20/25(3)	2,300	2,321
11-1A, B 144A 4.230%, 4/20/26(3)	2,141	2,159
12-2A, B 144A 3.420%, 3/20/29(3)	3,078	3,119
12-3A, A 144A 1.870%, 8/20/29(3)	11,059	11,092
13-1A, A 144A 1.590%, 11/20/29(3)	4,176	4,142
14-1A, A 144A 2.070%, 3/20/30(3)	4,488	4,511
14-2A, A 144A 2.050%, 8/20/31(3)	6,665	6,711
Silverleaf Finance LLC
XV 12-D, A 144A 3.000%, 3/17/25(3)	6,453	6,521
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	4,109	4,101
SLM Private Education Loan Trust
13-B, A2A 144A 1.850%, 6/17/30(3)	4,500	4,461
13-C, A2A 144A 2.940%, 10/15/31(3)	5,000	5,147
SNAAC Auto Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	3,470	3,479
SoFi Professional Loan Program LLC
14-A, A2 144A 3.020%, 10/25/27(3)	2,418	2,465
14-B, 2A 144A 2.550%, 8/27/29(3)	1,897	1,903
15-A, A2 144A 2.420%, 3/25/30(3)	7,226	7,225
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(3)	8,426	8,502
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	2,173	2,144
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	3,499	3,547
12-AA, A 144A 2.000%, 9/20/29(3)	7,467	7,389
TAL Advantage V LLC
13-1A A 144A 2.830%, 2/22/38(3)	12,834	12,761
14-3A, A 144A 3.270%, 11/21/39(3)	12,317	12,408
TCF Auto Receivables Owner Trust
14-1A, B 144A 2.330%, 5/15/20(3)	1,733	1,744
14-1A, C 144A 3.120%, 4/15/21(3)	2,035	2,047
Textainer Marine Containers Ltd.
13-1A, A 144A 3.900%, 9/20/38(3)	16,500	16,600
14-1A, A 144A 3.270%, 10/20/39(3)	4,247	4,244
Tidewater Auto Receivables Trust
12-AA, B 144A 2.430%, 4/15/19(3)	7,488	7,510
14-AA, C 144A 2.560%, 8/15/19(3)	3,500	3,508
Trip Rail Master Funding LLC

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
11-1A, A1A 144A 4.370%, 7/15/41(3)	$15,189	$15,636
14-1A, A1 144A 2.863%, 4/15/44(3)	4,282	4,270
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	24,334	25,328
Vericrest Opportunity Loan Trust
14-NP10, A1 144A 3.375%, 10/25/54(2)(3)	3,482	3,484
14-NPL9, A1 144A 3.375%, 11/25/54(2)(3)	11,559	11,548
15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	6,050	6,041
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	17,827	17,789
Volvo Financial Equipment LLC
13-1A, B 144A 1.240%, 8/15/19(3)	15,835	15,866
14-1A, C 144A 1.940%, 11/15/21(3)	6,000	6,004
Welk Resorts LLC
13-A, A 144A 3.100%, 3/15/29(3)	4,682	4,713
15-AA, A 144A 2.790%, 6/16/31(3)	7,950	7,947
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	18,420	18,282
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	494	496
Westlake Automobile Receivables Trust
14-1A, C 144A 1.700%, 11/15/19(3)	6,165	6,150
15-1A, C 144A 2.290%, 11/16/20(3)	8,500	8,493

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,612,761)		1,623,501

CORPORATE BONDS AND NOTES—38.0%
Consumer Discretionary—2.9%
Alibaba Group Holding Ltd. 144A 2.500%, 11/28/19(3)	6,600	6,523
Boyd Gaming Corp.
9.000%, 7/1/20	5,350	5,832
6.875%, 5/15/23	1,340	1,380
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	5,810	5,812
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(10)	3,625	2,973
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	16,440	17,200
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	2,330	2,513
DR Horton, Inc. 4.000%, 2/15/20	6,975	6,973
International Game Technology plc
7.500%, 6/15/19	1,115	1,187
144A 5.625%, 2/15/20(3)	6,490	6,376

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
144A 6.250%, 2/15/22(3)	$8,185	$7,858
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	8,530	9,191
Marriott International, Inc. 3.125%, 10/15/21	13,545	13,517
MGM Resorts International 6.750%, 10/1/20	6,500	6,905
Nielsen Finance LLC (Nielsen Finance Co.) 144A 5.000%, 4/15/22(3)	19,395	19,128
Numericable Group SA 144A 4.875%, 5/15/19(3)	8,295	8,233
QVC, Inc. 3.125%, 4/1/19	12,765	12,671
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	12,535	13,005
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	20,955	20,903
Toll Brothers Finance Corp.
4.000%, 12/31/18	14,890	15,355
6.750%, 11/1/19	14,716	16,408
TRI Pointe Holdings, Inc. 4.375%, 6/15/19	13,872	13,664
United Rentals North America, Inc. 4.625%, 7/15/23	13,310	13,052
Volkswagen Group of America Finance LLC 144A 2.450%, 11/20/19(3)	4,800	4,813
Wyndham Worldwide Corp. 2.500%, 3/1/18	2,960	2,966

		234,438

Consumer Staples—0.1%
HJ Heinz Co.
144A 2.800%, 7/2/20(3)	2,680	2,680
144A 3.500%, 7/15/22(3)	2,855	2,865

		5,545

Energy—4.6%
Afren plc 144A 11.500%, 2/1/16(3)(10)	4,790	2,203
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	6,835	6,638
California Resources Corp.
5.000%, 1/15/20	6,815	6,031
5.500%, 9/15/21	6,800	5,925
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20	14,890	15,746
CNOOC Finance Property Ltd. 2.625%, 5/5/20	5,800	5,719
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	778	759
Denbury Resources, Inc. 5.500%, 5/1/22	7,225	6,484
Energy Transfer Partners LP 4.150%, 10/1/20	14,620	15,012
FTS International, Inc. 6.250%, 5/1/22	2,245	1,661
Gazprom OAO (Gaz Capital SA) 144A 4.950%, 5/23/16(3)(5)	5,000	5,088

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
IPIC GMTN Ltd. RegS 3.750%, 3/1/17(4)	$10,000	$10,363
Kinder Morgan, Inc.
3.050%, 12/1/19	4,805	4,796
144A 5.625%, 11/15/23(3)	15,495	16,462
Kunlun Energy Co., Ltd. 144A 2.875%, 5/13/20(3)	5,000	4,930
Linn Energy LLC 6.500%, 5/15/19	9,980	8,109
Lukoil OAO International Finance BV 144A 3.416%, 4/24/18(3)	6,000	5,754
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	7,500	8,151
Newfield Exploration Co.
5.750%, 1/30/22	1,640	1,673
5.625%, 7/1/24	7,925	8,004
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	18,475	18,521
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	13,565	11,178
Petrobras Global Finance BV
3.250%, 3/17/17	21,600	21,251
3.000%, 1/15/19	13,420	12,414
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(4)	41,325	28,514
144A 6.000%, 5/16/24(3)	12,980	4,681
Petroleos Mexicanos 3.125%, 1/23/19	20,730	20,927
Petronas Capital Ltd. 144A 3.125%, 3/18/22(3)	5,000	4,979
PHI, Inc. 5.250%, 3/15/19	6,275	5,836
Pride International, Inc. 8.500%, 6/15/19	4,065	4,795
QEP Resources, Inc. 6.875%, 3/1/21	22,275	23,222
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	7,925	5,825
Regency Energy Partners LP (Regency Energy Finance Corp.) 5.750%, 9/1/20	12,815	13,942
Rosneft Finance SA RegS 7.500%, 7/18/16(4)	13,235	13,761
Sabine Oil & Gas Corp. 7.250%, 6/15/19(10)	9,035	2,033
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	8,000	8,200
6.250%, 3/15/22	8,415	8,752
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	11,750	11,647
Transocean, Inc.
6.500%, 11/15/20	2,920	2,697
6.875%, 12/15/21	9,980	9,044
Weatherford International Ltd. 9.625%, 3/1/19	4,110	4,796

		376,523

	PAR VALUE		VALUE
Financials—17.0%
ABN AMRO Bank N.V. 144A 4.250%, 2/2/17(3)	$4,425		$4,624
AerCap Ireland Capital Ltd. (AerCap Global Aviation Trust) 144A 3.750%, 5/15/19(3)	5,930		5,878
Akbank TAS
144A 5.125%, 7/22/15(3)	8,900		8,915
144A 7.500%, 2/5/18(3)	12,140	TRY	4,077
Allstate Corp. 6.125%, 5/15/37(2)	4,730		4,919
Ally Financial, Inc.
3.250%, 2/13/18	4,285		4,264
3.600%, 5/21/18	2,260		2,262
3.750%, 11/18/19	11,480		11,423
4.125%, 3/30/20	5,800		5,804
4.125%, 2/13/22	2,675		2,575
American International Group, Inc. 2.375%, 8/24/15	5,825		5,836
American Tower Trust I 144A 1.551%, 3/15/18(3)	6,900		6,863
Ares Capital Corp. 3.875%, 1/15/20	5,715		5,802
Associated Banc Corp. 5.125%, 3/28/16	8,635		8,893
Aviation Capital Group Corp. 144A 3.875%, 9/27/16(3)	10,380		10,566
Avis Budget Car Rental LLC 4.875%, 11/15/17	13,470		13,857
Banco Bradesco SA 144A 4.500%, 1/12/17(3)	7,000		7,282
Banco Continental SA (Continental Senior Trustees II Cayman Ltd.) 144A 5.750%, 1/18/17(3)(5)	10,000		10,525
Banco de Credito del Peru 144A 2.750%, 1/9/18(3)	15,836		15,891
Banco Santander Brasil SA
144A 8.000%, 3/18/16(3)	28,335	BRL	8,585
144A 4.625%, 2/13/17(3)	9,300		9,554
Banco Santander Chile 144A 2.154%, 6/7/18(2)(3)	5,300		5,379
Bangkok Bank PCL 144A 2.750%, 3/27/18(3)	16,550		16,781
Bank of America Corp. (Countrywide Financial Corp.) 6.250%, 5/15/16	9,110		9,467
2.000%, 1/11/18	14,905		14,947
5.490%, 3/15/19	2,868		3,139
Bank of Baroda 144A 4.875%, 7/23/19(3)	23,575		25,103
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	10,110		10,545
Bank of India
144A 3.250%, 4/18/18(3)	22,470		22,891
144A 3.625%, 9/21/18(3)	10,200		10,430
Barclays Bank plc 144A 6.050%, 12/4/17(3)	13,130		14,283
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)	8,270		8,384

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(3)	$7,105	$8,270
Capital One NA 2.400%, 9/5/19	5,000	4,952
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	12,775	13,056
Chubb Corp. (The) 6.375%, 3/29/67(2)	8,205	8,607
Citigroup, Inc.
0.551%, 6/9/16(2)	3,400	3,385
5.500%, 2/15/17	23,460	24,922
2.500%, 9/26/18	10,000	10,144
Comerica Bank, Inc. 5.750%, 11/21/16	5,940	6,332
Corpbanca SA
3.125%, 1/15/18	8,000	8,036
144A 3.875%, 9/22/19(3)	17,000	17,235
Daimler Finance North America LLC 144A 2.625%, 9/15/16(3)	11,000	11,183
Digital Realty Trust LP 3.950%, 7/1/22	8,175	8,149
Discover Bank 8.700%, 11/18/19	1,750	2,127
DNB Bank ASA 144A 3.200%, 4/3/17(3)	24,700	25,473
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	14,685	14,685
Fidelity National Financial, Inc. 6.600%, 5/15/17	6,475	7,007
Fifth Third Bancorp 4.500%, 6/1/18	6,745	7,141
First Tennessee Bank N.A.
5.650%, 4/1/16	15,664	16,154
2.950%, 12/1/19	4,500	4,494
Ford Motor Credit Co. LLC
4.207%, 4/15/16	10,000	10,227
5.000%, 5/15/18	10,000	10,745
FS Investment Corp. 4.250%, 1/15/20	7,725	7,803
General Motors Financial Co., Inc.
4.750%, 8/15/17	25,655	27,094
3.500%, 7/10/19	9,715	9,930
Genworth Holdings, Inc.
7.200%, 2/15/21	5,000	5,250
7.625%, 9/24/21	13,825	14,585
GLP Capital LP (GLP Financing II, Inc.) 4.875%, 11/1/20	18,265	18,585
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	14,000	14,823
2.900%, 7/19/18	8,200	8,403
7.500%, 2/15/19	2,451	2,877
Government Properties Income Trust 3.750%, 8/15/19	2,905	2,986

	PAR VALUE	VALUE
Financials—(continued)
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	$21,900	$22,605
HBOS plc 144A 6.750%, 5/21/18(3)	685	759
HCP, Inc. 3.750%, 2/1/19	4,940	5,136
Health Care REIT, Inc. 4.125%, 4/1/19	4,100	4,337
HSBC USA, Inc. 2.625%, 9/24/18	19,485	19,893
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065	20,308
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(6)(7)	13,210	14,023
Hyundai Capital Services, Inc.
144A 3.750%, 4/6/16(3)	500	509
144A 1.450%, 2/6/17(3)	8,000	7,973
144A 2.125%, 10/2/17(3)	2,940	2,969
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
3.500%, 3/15/17	965	971
4.875%, 3/15/19	1,520	1,532
ICICI Bank Ltd.
RegS 4.700%, 2/21/18(4)	13,000	13,675
144A 4.800%, 5/22/19(3)	13,000	13,784
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	6,275	6,381
ING Bank NV 144A 1.375%, 3/7/16(3)	9,000	9,034
International Lease Finance Corp. 3.875%, 4/15/18	18,635	18,728
Intesa San Paolo S.p.A 3.125%, 1/15/16	12,190	12,283
iStar Financial, Inc.
4.000%, 11/1/17	12,900	12,723
4.875%, 7/1/18	12,250	12,097
5.000%, 7/1/19	2,440	2,416
Itau Unibanco Holding SA 144A 2.850%, 5/26/18(3)	10,300	10,220
Jefferies Group LLC
5.125%, 4/13/18	6,541	6,942
6.875%, 4/15/21	3,725	4,260
JPMorgan Chase & Co.
6.125%, 6/27/17	8,850	9,569
Series Z, 5.300%(2)(6)(7)	3,985	3,965
KeyBank N.A. 4.950%, 9/15/15	1,295	1,306
Korea Development Bank 3.500%, 8/22/17	9,750	10,122
Lazard Group LLC 4.250%, 11/14/20	7,765	8,157
Lincoln National Corp.
8.750%, 7/1/19	15,040	18,440
6.050%, 4/20/67(2)(7)	2,885	2,611
Macquarie Group Ltd.

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
144A 3.000%, 12/3/18(3)	$4,870		$4,952
144A 6.000%, 1/14/20(3)	10,950		12,294
Morgan Stanley
5.550%, 4/27/17	10,200		10,930
144A 10.090%, 5/3/17(3)	22,595	BRL	6,872
MPT Operating Partnership LP (MPT Finance Corp.) 6.375%, 2/15/22	1,150		1,226
MUFG Union Bank NA
1.500%, 9/26/16	2,000		2,006
2.625%, 9/26/18	2,700		2,742
Navient LLC 4.875%, 6/17/19	9,140		9,049
New York Life Global Funding 144A 1.950%, 2/11/20(3)	2,855		2,810
ORIX Corp. 5.000%, 1/12/16	5,228		5,335
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(5)	14,800		14,341
PNC Funding Corp. 5.625%, 2/1/17	3,130		3,326
Principal Life Global Funding II 144A 2.250%, 10/15/18(3)	17,580		17,891
Progressive Corp. (The) 6.700%, 6/15/37(2)	10,102		10,531
Prudential Financial, Inc.
4.750%, 9/17/15	4,770		4,807
8.875%, 6/15/38(2)(7)	11,200		13,104
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)	7,750		7,789
Regions Bank 7.500%, 5/15/18	2,369		2,721
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	3,130		3,495
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 5.298%, 12/27/17(3)	13,655		13,341
144A 5.100%, 7/25/18(3)(5)	8,750		8,356
Sabra Health Care LP 5.500%, 2/1/21	9,610		9,970
Santander Holdings USA, Inc.
3.000%, 9/24/15	980		983
2.650%, 4/17/20	7,540		7,406
Santander U.S. Debt S.A.U. Unipersonal 144A 3.781%, 10/7/15(3)	8,000		8,055
SBA Tower Trust 144A 2.933%, 12/15/17(3)	13,275		13,471
Schaeffler Finance BV 144A 4.250%, 5/15/21(3)	14,140		13,857
Select Income REIT 4.150%, 2/1/22	18,910		18,700
Senior Housing Properties Trust
4.300%, 1/15/16	6,875		6,925
3.250%, 5/1/19	6,685		6,686

	PAR VALUE	VALUE
Financials—(continued)
Shinhan Bank
144A 4.375%, 7/27/17(3)	$11,700	$12,298
144A 1.875%, 7/30/18(3)	1,000	994
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)	6,775	6,771
Societe Generale S.A.
144A 3.100%, 9/14/15(3)	2,900	2,912
144A 3.500%, 1/15/16(3)	6,895	6,989
Springleaf Finance Corp. 5.250%, 12/15/19	18,055	17,874
State Street Corp. 4.956%, 3/15/18(7)	24,025	25,814
SunTrust Bank, Inc.
6.000%, 9/11/17	4,925	5,375
5.450%, 12/1/17	3,750	4,045
Svenska Handelsbanken AB 3.125%, 7/12/16	10,000	10,235
Telecom Italia Capital SA 7.175%, 6/18/19	2,395	2,691
TIAA Asset Management Finance Co. LLC 144A 2.950%, 11/1/19(3)	2,850	2,869
Turkiye Garanti Bankasi AS 144A 4.750%, 10/17/19(3)	8,500	8,596
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	12,630	12,479
Turkiye Vakiflar Bankasi Tao 144A 3.750%, 4/15/18(3)	4,000	3,965
Unum Group 7.125%, 9/30/16	6,620	7,069
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	7,100	7,497
2.700%, 4/1/20	2,948	2,936
Vnesheconombank (VEB Finance plc) 144A 4.224%, 11/21/18(3)(5)	16,710	15,540
Voya Financial, Inc. 2.900%, 2/15/18	12,620	12,944
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(5)	6,785	6,799
Wachovia Corp. 5.625%, 10/15/16	2,500	2,643
Wells Fargo & Co. 5.125%, 9/15/16	5,000	5,241
Willis
Group Holdings plc 4.125%, 3/15/16	6,000	6,122
North America, Inc. 6.200%, 3/28/17	4,960	5,310
XLIT Ltd.
2.300%, 12/15/18	9,730	9,789
Series E, 6.500%, 12/29/49(2)	12,790	10,944
Zions Bancorp 4.500%, 3/27/17	8,120	8,477

		1,381,321

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—2.1%
AbbVie, Inc.
2.500%, 5/14/20	$895	$885
3.200%, 11/6/22	1,940	1,919
Actavis Funding SCS
3.000%, 3/12/20	2,825	2,833
3.450%, 3/15/22	3,815	3,775
Alere, Inc. 6.500%, 6/15/20	6,175	6,422
Community Health Systems, Inc. 5.125%, 8/1/21	4,790	4,892
Endo Finance LLC (Endo Finco, Inc.) 144A 6.000%, 7/15/23(3)	720	738
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	13,430	14,216
HCA, Inc.
3.750%, 3/15/19	9,580	9,652
6.500%, 2/15/20	19,575	21,875
Hologic, Inc. 144A 5.250%, 7/15/22(3)	1,575	1,612
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	8,625	9,008
Mallinckrodt International Finance SA (Mallinckrodt CB LLC) 144A 4.875%, 4/15/20(3)	930	950
Owens & Minor, Inc. 3.875%, 9/15/21	2,485	2,557
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	4,175	4,206
Tenet Healthcare Corp.
4.750%, 6/1/20	9,275	9,461
144A 3.786%, 6/15/20(2)(3)	4,045	4,085
6.000%, 10/1/20	9,560	10,217
8.125%, 4/1/22	8,265	9,071
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(3)	6,110	6,419
144A 5.375%, 3/15/20(3)	9,750	10,091
144A 5.625%, 12/1/21(3)	7,310	7,530
144A 5.875%, 5/15/23(3)	1,210	1,242
Zimmer Holdings, Inc.
2.700%, 4/1/20	12,805	12,728
3.150%, 4/1/22	12,805	12,584
Zoetis, Inc. 1.875%, 2/1/18	1,975	1,967

		170,935

Industrials—5.1%
ADT Corp. (The) 6.250%, 10/15/21	23,265	24,544
Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	14,285	14,857
America West Airlines Pass-Through-Trust
98-1, A 6.870%, 1/2/17	971	1,014

	PAR VALUE	VALUE
Industrials—(continued)
99-1, G 7.930%, 1/2/19	$8,406	$9,079
01-1, G 7.100%, 4/2/21	47,977	52,055
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	1,655	1,605
American Airlines Pass-Through-Trust
13-2, B 144A 5.600%, 7/15/20(3)	9,273	9,598
14-1, B 4.375%, 10/1/22	9,539	9,682
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	664	664
00-1, A 8.707%, 1/2/19	2,427	2,482
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	7,358	7,478
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	25,347	24,777
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)	12,145	12,874
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	8,670	9,017
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	9,462	10,367
09-2, A 7.250%, 11/10/19	3,532	4,088
99-2, C2 AMBC 6.236%, 3/15/20	11,190	12,086
12-1, B 6.250%, 4/11/20	3,887	4,101
00-1, A1 8.048%, 11/1/20	5,086	5,766
01-1, A1 6.703%, 6/15/21	13,833	14,698
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	25,647	27,443
Masco Corp. 5.950%, 3/15/22	20,970	23,539
Northwest Airlines Pass-Through-Trust
07-1, B 8.028%, 11/1/17	5,268	5,861
02-1, G2 6.264%, 11/20/21	12,242	12,807
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(3)	8,365	8,100
Toledo Edison Co. (The) 7.250%, 5/1/20	224	266
Transnet SOC Ltd. 144A 4.500%, 2/10/16(3)	9,000	9,180
U.S. Airways Pass-Through-Trust
12-2, C 5.450%, 6/3/18	12,975	13,202
01-1, G 7.076%, 3/20/21	18,037	19,570
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17	19,864	21,602
07-01, A 6.636%, 7/2/22	17,871	19,166
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(3)	23,802	24,813

		416,381

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—0.8%
Avaya, Inc. 144A 7.000%, 4/1/19(3)	$8,265	$8,120
Blue Coat Holdings, Inc. 144A 8.375%, 6/1/23(3)	3,205	3,269
Dun & Bradstreet Corp. (The)
3.250%, 12/1/17	12,110	12,313
4.000%, 6/15/20	4,660	4,678
First Data Corp. 11.750%, 8/15/21	11,439	12,897
Juniper Networks, Inc. 3.300%, 6/15/20	4,645	4,674
MDC-GMTN B.V. 144A 3.750%, 4/20/16(3)	4,000	4,068
NXP BV (NXP Funding LLC) 144A 4.125%, 6/15/20(3)	9,460	9,555
Oracle Corp. 2.500%, 5/15/22	6,545	6,349

		65,923

Materials—2.3%
Allegheny Technologies, Inc. 9.375%, 6/1/19	7,245	8,549
Anglo American Capital plc
144A 9.375%, 4/8/19(3)	1,950	2,373
144A 3.625%, 5/14/20(3)	5,205	5,201
ArcelorMittal 5.125%, 6/1/20	2,500	2,541
Ardagh Packaging Finance plc 144A 6.250%, 1/31/19(3)	2,705	2,766
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	9,754	10,778
CRH America, Inc. 8.125%, 7/15/18	4,770	5,592
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(5)	11,920	11,965
Freeport-McMoRan Copper & Gold, Inc. 2.375%, 3/15/18	4,500	4,463
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	8,330	9,038
Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)	2,000	2,050
Hexion U.S. Finance Corp. 6.625%, 4/15/20	12,240	11,291
Huntsman International LLC 4.875%, 11/15/20	3,910	3,920
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	5,870	5,921
Packaging Corp. of America 3.900%, 6/15/22	7,215	7,290
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	12,945	13,301
8.250%, 2/15/21	3,120	3,253
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	12,830	13,792
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(5)	5,975	6,244
Sinopec Group Overseas Development Ltd. 144A 2.750%, 5/17/17(3)	10,000	10,171

	PAR VALUE	VALUE
Materials—(continued)
Tronox Finance LLC 6.375%, 8/15/20	$15,045	$14,029
Union Andina de Cementos SAA 144A 5.875%, 10/30/21(3)	1,690	1,713
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	10,640	11,411
144A 6.000%, 1/31/19(3)	14,955	14,544

		182,196

Telecommunication Services—1.8%
AT&T, Inc. 5.800%, 2/15/19	11,000	12,291
CCO Holdings LLC 7.375%, 6/1/20	6,700	7,094
CenturyLink, Inc. Series V 5.625%, 4/1/20	12,735	13,022
Crown Castle Towers LLC
144A 5.495%, 1/15/17(3)	5,915	6,124
144A 3.222%, 5/15/22(3)	3,000	2,952
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	15,680	15,758
Frontier Communications Corp.
7.125%, 3/15/19	12,200	12,658
6.250%, 9/15/21	9,160	8,381
Level 3 Financing, Inc. 7.000%, 6/1/20	4,065	4,324
Sprint Corp. 7.250%, 9/15/21	4,080	4,026
T-Mobile USA, Inc.
6.464%, 4/28/19	7,630	7,878
6.542%, 4/28/20	7,905	8,296
Telefonica Emisiones SAU 3.192%, 4/27/18	2,805	2,880
Verizon Communications, Inc.
2.500%, 9/15/16	4,044	4,109
3.650%, 9/14/18	13,800	14,496
West Corp. 144A 5.375%, 7/15/22(3)	12,459	11,696
Windstream Corp. 7.750%, 10/15/20	12,125	11,913

		147,898

Utilities—1.3%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	13,930	14,003
AmeriGas Partners LP
6.250%, 8/20/19	3,740	3,824
6.750%, 5/20/20	3,374	3,568
7.000%, 5/20/22	9,275	9,878
Dynegy, Inc. 144A 6.750%, 11/1/19(3)	5,690	5,949
Exelon Corp. 2.850%, 6/15/20	1,875	1,883
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	14,735	15,739

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—(continued)
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	$9,800	$10,037
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	8,800	10,197
PPL WEM Holdings plc 144A 3.900%, 5/1/16(3)	5,495	5,605
State Grid Overseas Investment Ltd.
144A 1.750%, 5/22/18(3)	5,000	4,961
144A 2.750%, 5/7/19(3)	9,370	9,458
Talen Energy Supply LLC 144A 5.125%, 7/15/19(3)	12,340	12,155

		107,257

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $3,088,696)		3,088,417

LOAN AGREEMENTS(2)—14.7%
Consumer Discretionary—3.9%
Allison Transmission Tranche B-3, 3.500%, 8/23/19	2,103	2,110
Aristocrat Leisure Ltd. 4.750%, 10/20/21	13,296	13,372
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	6,832	6,858
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 1.500%, 10/31/16(10)	3,616	3,291
Tranche B-6, 1.500%, 3/1/17(10)	3,861	3,470
Tranche B-7, 1.500%, 1/28/18(10)	1,741	1,523
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	7,880	7,190
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	4,307	3,693
Cequel Communications LLC 3.500%, 2/14/19	12,937	12,911
Charter Communications Operations LLC
Tranche E, 3.000%, 7/1/20	9,385	9,296
Tranche F, 3.000%, 1/3/21	14,416	14,262
Cirque Du Soleil 0.000%, 6/24/22(8)	5,736	5,743
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20	9,919	9,947
CSC Holdings, Inc. Tranche B, 2.687%, 4/17/20	5,286	5,240
Delta 2 (Lux) S.A.R.L. Tranche B-3, 4.750%, 7/30/21	9,421	9,380
Hanesbrands, Inc. Tranche B, 3.250%, 4/29/22	943	950
Hilton Worldwide Finance LLC 3.500%, 10/26/20	14,136	14,158
iHeartCommunications, Inc. (Clear Channel Communications, Inc.) Tranche D, 6.937%, 1/30/19	15,735	14,578

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Intelsat Jackson Holdings S.A. Tranche B-2, 3.750%, 6/30/19	$12,912	$12,833
Key Safety Systems, Inc. 4.750%, 8/29/21	6,579	6,616
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	12,624	12,581
Libbey Glass, Inc. 3.750%, 4/9/21	5,902	5,908
Life Time Fitness 4.250%, 6/10/22	10,128	10,068
MGM Resort International Tranche B 3.500%, 12/20/19	7,080	7,043
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 11/19/19	3,349	3,337
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	17,684	17,671
PVH Corp. Tranche B 3.250%, 2/13/20	10,746	10,815
Scientific Games International, Inc.
6.000%, 10/18/20	2,799	2,803
Tranche B-2, 6.000%, 10/1/21	3,409	3,411
Seminole Tribe of Florida, Inc. Tranche B, 3.000%, 4/29/20	13,437	13,447
ServiceMaster Co. LLC (The) 4.250%, 7/1/21	8,440	8,454
Sinclair Television Group, Inc. Tranche B-1, 3.500%, 7/30/21	11,660	11,664
Six Flags 0.000%, 6/29/22(8)	5,805	5,817
SRAM LLC First Lien, 4.000%, 4/10/20	1,847	1,835
Staples, Inc. First Lien, 2.750%, 4/23/21(8)	10,659	10,656
Station Casinos LLC Tranche B, 4.250%, 3/2/20	11,421	11,434
TI Group Auto Systems LLC 0.000%, 6/24/22(8)	1,033	1,032
Tribune Media Co. Tranche B, 3.750%, 12/27/20	9,010	9,027
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	14,060	13,158

		317,582

Consumer Staples—0.9%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	16,158	16,258
ARAMARK Corp.
Tranche E, 3.250%, 9/6/19	19,195	19,206
Tranche F, 3.250%, 2/24/21	14,669	14,635
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-2, 4.250%, 7/23/21	3,785	3,766
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	3,610	3,673
Prestige Brands, Inc. Tranche B-3, 3.500%, 9/3/21	1,449	1,449
Rite Aid Corp.
Tranche 1, Second Lien, 5.750%, 8/21/20	720	728

14

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—(continued)
Tranche 2, Second Lien, 4.875%, 6/21/21	$14,688	$14,720
Spectrum Brands Holdings 0.000%, 6/23/22(8)	2,634	2,641

		77,076

Energy—0.6%
Arch Coal, Inc. 6.250%, 5/16/18	16,337	11,265
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	6,179	5,283
EP Energy LLC (Everest Acquisition LLC)
Tranche B-3, 3.500%, 5/24/18	4,100	4,080
Tranche B-2, 4.500%, 4/30/19	768	768
FTS International, Inc. 5.750%, 4/16/21	1,520	1,223
Paragon Offshore Finance Co. 3.750%, 7/16/21	9,983	7,338
Seadrill Operating LP 4.000%, 2/21/21	21,641	16,440

		46,397

Financials—1.6%
Asurion LLC Tranche B-1, 5.000%, 5/24/19	9,873	9,909
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	3,558	3,575
Second Lien, 6.000%, 4/30/20	6,047	6,154
Clipper Acquisitions Corp. Tranche B, 3.000%, 2/6/20	6,220	6,142
Delos Finance S.A.R.L. 3.500%, 3/6/21	21,956	21,950
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	2,937	3,061
Realogy Corp. Tranche B, 3.750%, 3/5/20	17,648	17,632
RPI Finance Trust
Tranche B-3, 3.250%, 11/9/18	10,628	10,667
Tranche B-4, 3.500%, 11/9/20	5,937	5,952
TransUnion LLC Tranche B-2, 3.750%, 4/9/21	20,110	19,974
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	24,590	23,292

		128,308

Health Care—1.4%
Alere, Inc. 0.000%, 6/18/22(8)	5,210	5,221
American Renal Holdings, Inc. Tranche B, First Lien, 8.750%, 8/20/19	9,065	9,077
AmSurg Corp. 3.750%, 7/16/21	2,571	2,578
Ardent Medical Services, Inc. First Lien, 6.750%, 7/2/18	3,961	3,974
CHG Healthcare Services, Inc. Second Lien, 4.250%, 11/19/19	9,952	9,960
Community Health Systems, Inc. (CHS) Incremental 2018, Tranche F, 3.534%, 12/31/18	8,985	8,996

	PAR VALUE	VALUE
Health Care—(continued)
Concentra, Inc. First Lien, Tranche B 4.000%, 6/1/22	$456	$456
ConvaTec, Inc. 0.000%, 6/15/20(8)	328	328
DaVita HealthCare Partners, Inc. Tranche B, 3.500%, 6/24/21	3,888	3,895
Endo Luxembourg Finance
0.000%, 6/24/16(8)	7,052	7,052
0.000%, 6/24/22(8)	5,571	5,591
Envision Healthcare Corp. (F/K/A Emergency Medical Services Corp.) 4.000%, 5/25/18	6,627	6,637
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	5,716	5,733
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	8,750	8,797
Kinetic Concepts, Inc.
Tranche E-2, 4.000%, 11/4/16	6,619	6,633
Tranche E-1, 4.500%, 5/4/18	1,561	1,569
Mallinckrodt International Finance S.A. Tranche B-1, 3.500%, 3/19/21	1,643	1,641
NVA Holdings, Inc. First Lien, 4.750%, 8/14/21	2,838	2,847
Quintiles Transnational Corp. Tranche B, 3.250%, 5/12/22	2,477	2,485
Surgery Center Holdings, Inc. First Lien, 5.250%, 11/3/20	1,423	1,425
U.S. Renal Care, Inc. Tranche B-2, First Lien, 0.000%, 7/3/19	4,570	4,571
Valeant Pharmaceuticals International, Inc. Series D-2, Tranche B, 3.500%, 2/13/19	12,168	12,155

		111,621

Industrials—2.0%
American Airlines, Inc.
3.500%, 6/27/20	35,214	34,972
3.750%, 10/10/21	10,996	10,981
AWAS Finance Luxembourg SA 3.500%, 7/16/18	8,158	8,181
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	11,421	11,389
Ceridian HCM Holding, Inc. 4.500%, 9/15/20	18,557	18,412
DigitalGlobe, Inc. 3.750%, 1/31/20	3,581	3,588
DynCorp International, Inc. 6.250%, 7/7/16	9,906	9,679
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	5,232	5,214
Mcjunkin Red Man Corp. 5.000%, 11/8/19	600	596
Nortek, Inc. Incremental-1, 3.500%, 10/30/20	9,658	9,604
U.S. Airways, Inc. Tranche B-1, 3.500%, 5/23/19	24,868	24,840

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
United Airlines, Inc. (Continental Airlines, Inc.) Tranche B-1, 3.750%, 9/15/21	$12,185	$12,223
Waste Industries USA, Inc. 4.250%, 2/27/20	9,924	9,964

		159,643

Information Technology—2.9%
Activision Blizzard, Inc. 3.250%, 10/12/20	9,842	9,886
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	2,727	2,741
Avago Technologies Cayman Ltd. 3.750%, 5/6/21	17,336	17,383
Blue Coat Systems, Inc. 4.500%, 5/20/22	5,418	5,415
CCC Information Services 4.000%, 12/20/19	5,796	5,778
Deltek, Inc.
First Lien 0.000%, 12/19/22(8)	520	521
Second Lien 0.000%, 6/23/23(8)	3,678	3,705
Epicor Software Corp. Tranche B, 4.750%, 6/1/22	5,000	4,996
Evergreen Skills Lux S.A.R.L. First Lien, 5.750%, 4/28/21	3,895	3,795
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	9,310	9,343
First Data Corp.
2018 Term Loan 3.687%, 3/23/18	44,210	44,119
0.000%, 6/24/22(8)	2,520	2,510
Infinity Acquisition Ltd. 4.000%, 8/6/21	12,189	12,128
Interactive Data Corp. 4.750%, 5/2/21	8,059	8,094
Kronos, Inc.
First Lien, 4.500%, 10/30/19	22,245	22,290
Second Lien, 9.750%, 4/30/20	17,280	17,864
Mitchell International, Inc.
4.500%, 10/13/20	5,045	5,047
Second Lien, 8.500%, 10/11/21	19,067	19,091
Presidio, Inc. Refinancing Term 5.250%, 2/2/22	8,548	8,580
Riverbed Technologies, Inc. 6.000%, 4/24/22	5,821	5,889
Sophia LP Tranche B-1, 4.000%, 7/19/18	14,472	14,481
SS&C Technologies, Inc.
0.000%, 6/29/20(8)	894	896
0.000%, 6/29/20(8)	1,386	1,390
0.000%, 6/29/22(8)	6,039	6,051
0.000%, 6/29/22(8)	1,361	1,363

		233,356

Materials—0.5%
AZ Chem US, Inc. First Lien, 5.125%, 6/11/21	2,659	2,663

	PAR VALUE		VALUE
Materials—(continued)
Fairmount Minerals Ltd. Tranche B-2, 4.500%, 9/5/19	$3,831		$3,643
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	13,271		11,817
HII Holding Corp. First Lien, 4.000%, 12/20/19	14,108		14,137
INEOS U.S. Finance LLC 2022 Dollar 4.250%, 3/31/22(8)	5,755		5,764

			38,024

Telecommunication Services—0.2%
Global Tel*Link Corp. First Lien, 5.000%, 5/23/20	9,063		8,882
Level 3 Financing, Inc.
Tranche B-III 2019, 4.000%, 8/1/19	6,319		6,329
Tranche B-II, 3.500%, 5/31/22	5,842		5,809

			21,020

Utilities—0.7%
Atlantic Power LP 4.750%, 2/24/21	2,552		2,562
Calpine Construction Finance Co. LP Tranche B-1, 3.000%, 5/3/20	8,364		8,216
Granite Acquisition, Inc.
Tranche B, First Lien, 5.000%, 12/17/21	10,672		10,806
Tranche C, First Lien 5.000%, 12/17/21	472		478
NRG Energy, Inc. 2.750%, 7/1/18	23,726		23,571
State of Santa Catarina (The) 4.000%, 12/27/22	13,931		12,983
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.671%, 10/10/17(11)	5,925		3,427

			62,043

TOTAL LOAN AGREEMENTS (Identified Cost $1,216,781)			1,195,070

	SHARES		VALUE
PREFERRED STOCKS—0.6%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	8,645	(9)	8,666

Financials—0.5%
Ally Financial, Inc. Series G, 144A 7.000%(3)	351		355
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	2,295	(9)	2,352
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	1,607	(9)	15,949

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
Financials—(continued)
JPMorgan Chase & Co. Series V, 5.000%(2)	4,395	(9)	$4,302
Wells Fargo & Co. Series K, 7.980%(2)	16,155	(9)	17,468

			40,426

TOTAL PREFERRED STOCKS (Identified Cost $48,913)			49,092

EXCHANGE-TRADED FUND—0.3%
SPDR S&P 500® ETF Trust Series 1	114,000		23,467

TOTAL EXCHANGE-TRADED FUND (Identified Cost $21,590)			23,467

AFFILIATED MUTUAL FUND—0.8%
Virtus Credit Opportunities Fund	6,900,000		68,793

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $69,000)			68,793

TOTAL LONG TERM INVESTMENTS—99.0% (Identified Cost $8,057,421)			8,056,184	(12)

SHORT-TERM INVESTMENTS—1.1%
Money Market Mutual Fund—1.1%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	86,294,153		86,294

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $86,294)			86,294

TOTAL INVESTMENTS—100.1% (Identified Cost $8,143,715)			8,142,478	(1)
Other assets and liabilities, net—(0.1)%			(10,566)

NET ASSETS—100.0%			$8,131,912

Abbreviations:

ETF	Exchange-Traded Fund
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2015.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $2,887,195 or 35.5% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	This loan will settle after June 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Security in default.
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	82%
Luxembourg	2
Canada	1
Chile	1
India	1
Netherlands	1
United Kingdom	1
Other	11

Total	100%

†	% of total investments as of June 30, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,623,501	$—	$1,623,501	$—
Corporate Bonds And Notes	3,088,417	—	3,088,417	—
Foreign Government Securities	186,053	—	186,053	—
Loan Agreements	1,195,070	—	1,182,087	12,983
Mortgage-Backed Securities	1,791,412	—	1,791,412	—
Municipal Bonds	3,391	—	3,391	—
U.S. Government Securities	26,988	—	26,988	—
Equity Securities:
Affiliated Mutual Fund	68,793	68,793	—	—
Exchange-Traded Fund	23,467	23,467	—	—
Preferred Stocks	49,092	—	49,092	—
Short-Term Investments	86,294	86,294	—	—

Total Investments	$8,142,478	$178,554	$7,950,941	$12,983

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Loan Agreements
Balance as of September 30, 2014:	14,320
Accrued discount/(premium)	(99)
Realized gain (loss)	(60)
Change in unrealized appreciation/(depreciation)	(319)
Purchases	—
Sales(b)	(859)
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of June 30, 2015	$12,983

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.

None of the securities in the table are internally fair valued at June 30, 2015.

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%
Real Estate Investment Trusts—99.3%
DIVERSIFIED—1.1%
American Homes 4 Rent Class A	956,800	$15,347

HEALTH CARE—2.8%
HCP, Inc.	297,121	10,836
Ventas, Inc.	484,061	30,055

		40,891

INDUSTRIAL/OFFICE—27.5%
Industrial—8.3%
DCT Industrial Trust, Inc.	1,605,903	50,489
Prologis, Inc.	1,833,850	68,036

		118,525

Mixed—4.1%
Duke Realty Corp.	1,144,852	21,260
Liberty Property Trust	1,184,344	38,160

		59,420

Office—15.1%
Boston Properties, Inc.	312,883	37,871
Cousins Properties, Inc.	2,440,850	25,336
Douglas Emmett, Inc.	1,323,233	35,648
Highwoods Properties, Inc.	708,742	28,314
Kilroy Realty Corp.	858,942	57,678
Paramount Group, Inc.	845,136	14,503
SL Green Realty Corp.	158,077	17,371

		216,721

		394,666

LODGING/RESORTS—12.6%
Host Hotels & Resorts, Inc.	2,895,836	57,424
LaSalle Hotel Properties	1,107,347	39,267
Pebblebrook Hotel Trust	1,032,613	44,278
RLJ Lodging Trust	1,342,700	39,986

		180,955

RESIDENTIAL—22.3%
Apartments—21.3%
American Campus Communities, Inc.	785,617	29,610
AvalonBay Communities, Inc.	417,890	66,808
Camden Property Trust	874,300	64,943
Equity Residential	1,012,645	71,057

	SHARES	VALUE
Real Estate Investment Trusts—(continued)
Essex Property Trust, Inc.	342,040	$72,684

		305,102

Manufactured Homes—1.0%
Equity Lifestyle Properties, Inc.	269,953	14,194

		319,296

RETAIL—23.0%
Regional Malls—12.9%
General Growth Properties, Inc.	2,095,475	53,770
Macerich Co. (The)	53,275	3,974
Simon Property Group, Inc.	733,641	126,935
WP GLIMCHER, Inc.	37,645	509

		185,188

Shopping Centers—10.1%
Brixmor Property Group, Inc.	1,781,196	41,199
Federal Realty Investment Trust	198,000	25,362
Regency Centers Corp.	480,000	28,311
Tanger Factory Outlet Centers	1,563,000	49,547

		144,419

		329,607

SELF STORAGE—10.0%
CubeSmart	729,250	16,890
Extra Space Storage, Inc.	878,525	57,297
Public Storage	372,920	68,755

		142,942

TOTAL COMMON STOCKS (Identified Cost $944,595)		1,423,704

TOTAL LONG TERM INVESTMENTS—99.3% (Identified cost $944,595)		1,423,704

SHORT-TERM INVESTMENTS—0.5%
Money Market Mutual Fund—0.5%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.140%)	6,849,000	6,849

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,849)		6,849

1

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—99.8% (Identified Cost $951,444)	1,430,553	(1)
Other assets and liabilities, net—0.2%	2,209

NET ASSETS—100.0%	$1,432,762

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,423,704	$1,423,704
Short-Term Investments	6,849	6,849

Total Investments	$1,430,553	$1,430,553

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.6%
Consumer Discretionary—20.0%
Amazon.com, Inc.(2)	20,285	$8,806
AutoNation, Inc.(2)	3,948	249
AutoZone, Inc.(2)	1,755	1,170
Bed Bath & Beyond, Inc.(2)	9,230	637
Best Buy Co., Inc.	15,920	519
BorgWarner, Inc.	12,385	704
Cablevision Systems Corp. Class A	11,580	277
CarMax, Inc.(2)	11,800	781
Carnival Corp.	23,128	1,142
CBS Corp. Class B	24,543	1,362
Chipotle Mexican Grill, Inc.(2)	1,690	1,022
Coach, Inc.	14,650	507
Comcast Corp. Class A	132,380	7,961
Darden Restaurants, Inc.	6,505	462
Delphi Automotive plc	15,520	1,321
DIRECTV(2)	26,718	2,479
Discovery Communications, Inc. Class A(2)	7,938	264
Discovery Communications, Inc. Class C(2)	13,860	431
Dollar General Corp.	15,715	1,222
Dollar Tree, Inc.(2)	10,913	862
Expedia, Inc.	5,280	577
Family Dollar Stores, Inc.(2)	5,130	404
Ford Motor Co.	207,940	3,121
Fossil Group, Inc.(2)	2,260	157
GameStop Corp. Class A	5,645	243
Gap, Inc. (The)	13,975	533
Garmin Ltd.	6,610	290
General Motors Co.	74,775	2,492
Genuine Parts Co.	8,193	734
Goodyear Tire & Rubber Co. (The)	14,275	430
H&R Block, Inc.	14,575	432
Hanesbrands, Inc.	20,810	693
Harley-Davidson, Inc.	11,478	647
Harman International Industries, Inc.	3,868	460
Hasbro, Inc.	5,775	432
Home Depot, Inc.	68,683	7,633
Horton (D.R.), Inc.	17,028	466
Interpublic Group of Cos., Inc. (The)	22,275	429
Johnson Controls, Inc.	35,540	1,760
Kohl’s Corp.	10,475	656
L Brands, Inc.	12,795	1,097
Leggett & Platt, Inc.	7,265	354

	SHARES	VALUE
Consumer Discretionary—(continued)
Lennar Corp. Class A	8,720	$445
Lowe’s Cos., Inc.	50,440	3,378
Macy’s, Inc.	18,150	1,225
Marriott International, Inc. Class A	11,223	835
Mattel, Inc.	18,098	465
McDonald’s Corp.	51,030	4,851
Michael Kors Holdings Ltd.(2)	10,848	457
Mohawk Industries, Inc.(2)	3,295	629
Netflix, Inc.(2)	3,263	2,144
Newell Rubbermaid, Inc.	14,410	592
News Corp. Class A(2)	25,918	378
NIKE, Inc. Class B	35,868	3,874
Nordstrom, Inc.	7,468	556
O’Reilly Automotive, Inc.(2)	5,310	1,200
Omnicom Group, Inc.	13,338	927
Phillips-Van Heusen Corp.	4,290	494
Priceline Group, Inc. (The)(2)	2,890	3,327
PulteGroup, Inc.	16,770	338
Ralph Lauren Corp.	3,360	445
Ross Stores, Inc.	21,976	1,068
Royal Caribbean Cruises Ltd.	8,700	685
Scripps Networks Interactive, Inc. Class A	5,128	335
Staples, Inc.	35,180	539
Starbucks Corp.	79,525	4,264
Starwood Hotels & Resorts Worldwide, Inc.	9,163	743
Target Corp.	33,550	2,739
Tiffany & Co.	5,953	547
Time Warner Cable, Inc.	15,058	2,683
Time Warner, Inc.	43,978	3,844
TJX Cos., Inc.	35,960	2,380
Tractor Supply Co.	7,248	652
TripAdvisor, Inc.(2)	6,115	533
Twenty-First Century Fox, Inc. Class A	93,850	3,054
Under Armour, Inc. Class A(2)	8,777	732
Urban Outfitters, Inc.(2)	5,133	180
VF Corp.	17,967	1,253
Viacom, Inc. Class B	19,125	1,236
Walgreens Boots Alliance, Inc.(2)	33,770	2,852
Walt Disney Co. (The)	82,176	9,380
Whirlpool Corp.	4,370	756
Wyndham Worldwide Corp.	6,535	535
Wynn Resorts Ltd.	4,575	451

1

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Yum! Brands, Inc.	23,110	$2,082

		126,301

Consumer Staples—9.3%
Altria Group, Inc.	63,575	3,109
Archer-Daniels-Midland Co. (The)	24,720	1,192
Brown-Forman Corp. Class B	6,640	665
Campbell Soup Co.	8,280	395
Clorox Co. (The)	5,542	577
Coca-Cola Co. (The)	141,822	5,564
Coca-Cola Enterprises, Inc.	9,395	408
Colgate-Palmolive Co.	31,627	2,069
ConAgra Foods, Inc.	15,777	690
Constellation Brands, Inc. Class A	9,340	1,084
Costco Wholesale Corp.	16,665	2,251
CVS Caremark Corp.	41,490	4,352
Dr. Pepper Snapple Group, Inc.	8,115	592
Estee Lauder Cos., Inc. (The) Class A	9,167	794
General Mills, Inc.	22,445	1,251
Hershey Co. (The)	6,342	563
Hormel Foods Corp.	6,762	381
J.M. Smucker Co. (The)	4,245	460
Kellogg Co.	10,245	642
Keurig Green Mountain, Inc.	4,305	330
Kimberly-Clark Corp.	13,890	1,472
Kraft Foods Group, Inc.(2)	21,022	1,790
Kroger Co. (The)	19,817	1,437
McCormick & Co., Inc.	5,377	435
Mead Johnson Nutrition Co.	7,982	720
Molson Coors Brewing Co. Class B	7,350	513
Mondelez International, Inc. Class A	54,452	2,240
Monster Beverage Corp.(2)	5,852	784
PepsiCo, Inc.	30,290	2,827
Philip Morris International, Inc.	56,522	4,531
Procter & Gamble Co. (The)	98,715	7,723
Reynolds American, Inc.	16,535	1,235
SYSCO Corp.	22,800	823
Tyson Foods, Inc. Class A	13,165	561
Wal-Mart Stores, Inc.	57,092	4,050
Whole Foods Market, Inc.	14,380	567

		59,077

Diversified REIT—0.0%
Prologis, Inc.	5,280	196

	SHARES	VALUE
Financials—4.7%
ACE Ltd.	3,467	$353
Affiliated Managers Group, Inc.(2)	575	126
Aflac, Inc.	4,372	272
Allstate Corp. (The)	4,380	284
American Express Co.	8,900	692
American International Group, Inc.	13,395	828
American Tower Corp. REIT	4,370	408
Ameriprise Financial, Inc.	1,920	240
AON plc	2,900	289
Apartment Investment & Management Co. Class A	1,632	60
Assurant, Inc.	710	48
Bank of America Corp.	105,937	1,803
Bank of New York Mellon Corp. (The)	11,425	479
BB&T Corp.	7,415	299
Berkshire Hathaway, Inc. Class B(2)	18,870	2,568
BlackRock, Inc.	1,370	474
Boston Properties, Inc.	1,615	195
Capital One Financial Corp.	5,485	483
CBRE Group, Inc. Class A(2)	2,959	109
Charles Schwab Corp. (The)	11,560	377
Chubb Corp. (The)	2,425	231
Cincinnati Financial Corp.	1,515	76
Citigroup, Inc.	30,822	1,703
CME Group, Inc.	3,375	314
Comerica, Inc.	1,760	90
Crown Castle International Corp. REIT	3,490	280
Discover Financial Services	4,445	256
E*Trade Financial Corp.(2)	2,880	86
Equity Residential	3,705	260
Fifth Third Bancorp	8,105	169
Franklin Resources, Inc.	4,110	201
Genworth Financial, Inc. Class A(2)	5,152	39
Goldman Sachs Group, Inc. (The)	4,070	850
Hartford Financial Services Group, Inc. (The)	4,292	178
HCP, Inc.	4,875	178
Health Care REIT, Inc.	3,672	241
Host Hotels & Resorts, Inc.	7,805	155
Hudson City Bancorp, Inc.	4,787	47
Huntington Bancshares, Inc.	8,200	93
Intercontinental Exchange, Inc.	1,180	264
Invesco Ltd.	4,470	168
JPMorgan Chase & Co.	37,352	2,531
KeyCorp	8,552	128

2

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Legg Mason, Inc.	1,027	$53
Leucadia National Corp.	3,190	77
Lincoln National Corp.	2,547	151
Loews Corp.	3,070	118
M&T Bank Corp.	1,402	175
Marsh & McLennan Cos., Inc.	5,660	321
McGraw-Hill Cos., Inc. (The)	2,870	288
MetLife, Inc.	11,177	626
Moody’s Corp.	1,805	195
Morgan Stanley	15,610	605
NASDAQ OMX Group, Inc. (The)	1,225	60
Navient Corp.	3,980	72
Northern Trust Corp.	2,210	169
People’s United Financial, Inc.	3,067	50
Plum Creek Timber Co., Inc.	1,822	74
PNC Financial Services Group, Inc. (The)	5,235	501
Principal Financial Group, Inc.	2,737	140
Progressive Corp. (The)	5,422	151
Prudential Financial, Inc.	4,550	398
Public Storage	1,525	281
Realty Income Corp.	2,450	109
Regions Financial Corp.	13,502	140
Simon Property Group, Inc.	3,275	567
State Street Corp.	4,217	325
SunTrust Banks, Inc.	5,207	224
T. Rowe Price Group, Inc.	2,670	208
Torchmark Corp.	1,275	74
Travelers Cos., Inc. (The)	3,337	323
U.S. Bancorp	18,035	783
Unum Group	2,542	91
Ventas, Inc.	3,450	214
Vornado Realty Trust	1,842	175
Wells Fargo & Co.	47,660	2,680
Weyerhaeuser Co.	5,425	171
XL Group plc	3,217	120
Zions Bancorp	2,017	64

		29,698

Health Care—19.5%
Abbott Laboratories	55,680	2,733
AbbVie, Inc.	74,137	4,981
Aetna, Inc.	14,710	1,875
Agilent Technologies, Inc.	14,580	563
Alexion Pharmaceuticals, Inc.(2)	9,762	1,765

	SHARES	VALUE
Health Care—(continued)
Allergan plc(2)	17,837	$5,413
AmerisourceBergen Corp.	9,830	1,045
Amgen, Inc.	33,640	5,164
Anthem, Inc.	11,630	1,909
Bard (C.R.), Inc.	3,452	589
Baxter International, Inc.	23,237	1,625
Becton, Dickinson & Co.	9,340	1,323
Biogen, Inc.(2)	10,310	4,165
Boston Scientific Corp.(2)	58,550	1,036
Bristol-Myers Squibb Co.	72,710	4,838
Cardinal Health, Inc.	15,110	1,264
Celgene Corp.(2)	34,222	3,961
Cerner Corp.(2)	13,402	926
Cigna Corp.	10,820	1,753
DaVita, Inc.(2)	7,567	601
DENTSPLY International, Inc.	6,222	321
Edwards Lifesciences Corp.(2)	4,717	672
Eli Lilly & Co.	41,685	3,480
Endo International plc(2)	9,042	720
Express Scripts Holding Co.(2)	32,860	2,923
Gilead Sciences, Inc.	65,040	7,615
HCA Holdings, Inc.(2)	11,560	1,049
Hospira, Inc.(2)	7,580	672
Humana, Inc.	7,202	1,378
Intuitive Surgical, Inc.(2)	1,672	810
Johnson & Johnson	122,040	11,894
Laboratory Corp. of America Holdings(2)	4,352	528
Mallinckrodt plc(2)	5,260	619
McKesson Corp.	10,805	2,429
Medtronic plc	63,730	4,722
Merck & Co., Inc.	124,370	7,080
Mylan NV(2)	18,587	1,261
Patterson Cos., Inc.	3,890	189
PerkinElmer, Inc.	4,930	260
Perrigo Co. plc	6,370	1,177
Pfizer, Inc.	271,350	9,098
Quest Diagnostics, Inc.	6,495	471
Regeneron Pharmaceuticals, Inc.(2)	3,440	1,755
Schein (Henry), Inc.(2)	3,680	523
St. Jude Medical, Inc.	12,827	937
Stryker Corp.	13,332	1,274
Tenet Healthcare Corp.(2)	4,070	236
Thermo Fisher Scientific, Inc.	16,945	2,199
UnitedHealth Group, Inc.	41,200	5,026

3

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Health Care—(continued)
Universal Health Services, Inc. Class B	3,730	$530
Varian Medical Systems, Inc.(2)	4,500	379
Vertex Pharmaceuticals, Inc.(2)	10,520	1,299
Waters Corp.(2)	3,760	483
Zimmer Biomet Holdings, Inc.	7,587	829
Zoetis, Inc.	21,902	1,056

		123,423

Industrials—19.6%
3M Co.	41,935	6,471
ADT Corp. (The)	11,142	374
Allegion plc	6,050	364
American Airlines Group, Inc.	41,670	1,664
Ametek, Inc.	15,650	857
Avery Dennison Corp.	5,200	317
Boeing Co. (The)	43,680	6,059
Caterpillar, Inc.	41,427	3,514
Cintas Corp.	7,360	623
CSX Corp.	79,320	2,590
Cummins, Inc.	20,032	2,628
Danaher Corp.	44,102	3,775
Deere & Co.	22,877	2,220
Delta Air Lines, Inc.	50,610	2,079
Dover Corp.	12,735	894
Dun & Bradstreet Corp.	2,322	283
Eaton Corp. plc	37,682	2,543
Emerson Electric Co.	46,810	2,595
Equifax, Inc.	10,230	993
Expeditors International of Washington, Inc.	12,540	578
Fastenal Co.	17,532	740
FedEx Corp.	18,477	3,148
Flowserve Corp.	8,752	461
Fluor Corp.	13,897	737
General Dynamics Corp.	21,697	3,074
General Electric Co.	479,815	12,749
Grainger (W.W.), Inc.	5,042	1,193
Honeywell International, Inc.	53,530	5,458
Illinois Tool Works, Inc.	23,120	2,122
Ingersoll-Rand plc	17,130	1,155
Jacobs Engineering Group, Inc.(2)	8,210	334
Joy Global, Inc.	6,535	237
Kansas City Southern	7,325	668
L-3 Communications Holdings, Inc.	5,470	620
Lockheed Martin Corp.	18,350	3,411

	SHARES	VALUE
Industrials—(continued)
Masco Corp.	24,780	$661
Nielsen Holdings NV	23,290	1,043
Norfolk Southern Corp.	23,740	2,074
Northrop Grumman Corp.	13,580	2,154
PACCAR, Inc.	26,412	1,685
Pall Corp.	9,942	1,237
Parker Hannifin Corp.	11,220	1,305
Pentair plc	11,065	761
Pitney Bowes, Inc.	14,967	311
Precision Castparts Corp.	9,150	1,829
Quanta Services, Inc.(2)	13,540	390
Raytheon Co.	21,927	2,098
Republic Services, Inc.	16,197	634
Robert Half International, Inc.	12,389	688
Robinson (C.H.) Worldwide, Inc.	9,547	596
Rockwell Automation, Inc.	11,202	1,396
Rockwell Collins, Inc.	11,007	1,017
Roper Industries, Inc.	6,425	1,108
Ryder System, Inc.	6,389	558
Snap-On, Inc.	3,700	589
Southwest Airlines Co.	45,500	1,506
Stanley Black & Decker, Inc.	9,830	1,035
Stericycle, Inc.(2)	5,490	735
Textron, Inc.	22,460	1,002
Tyco International Ltd.	27,605	1,062
Union Pacific Corp.	63,420	6,048
United Parcel Service, Inc. Class B	45,865	4,445
United Rentals, Inc.(2)	6,425	563
United Technologies Corp.	55,870	6,198
Waste Management, Inc.	30,377	1,408
Xylem, Inc.	11,500	426

		124,090

Information Technology—17.5%
Accenture plc Class A	18,525	1,793
Adobe Systems, Inc.(2)	14,080	1,141
Akamai Technologies, Inc.(2)	6,392	446
Alliance Data Systems Corp.(2)	1,945	568
Altera Corp.	9,895	507
Amphenol Corp. Class A	10,475	607
Analog Devices, Inc.	10,280	660
Apple, Inc.	175,950	22,069
Applied Materials, Inc.	38,090	732
Autodesk, Inc.(2)	7,667	384

4

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Automatic Data Processing, Inc.	14,820	$1,189
Avago Technologies Ltd.	8,027	1,067
Broadcom Corp. Class A	17,592	906
CA, Inc.	10,265	301
Cisco Systems, Inc.	159,247	4,373
Citrix Systems, Inc.(2)	5,170	363
Cognizant Technology Solutions Corp. Class A(2)	19,130	1,169
Computer Sciences Corp.	4,500	295
Corning, Inc.	40,420	797
eBay, Inc.(2)	33,790	2,035
Electronic Arts, Inc.(2)	9,800	652
EMC Corp.	61,440	1,621
Equinix, Inc.	590	150
F5 Networks, Inc.(2)	2,292	276
Facebook, Inc. Class A(2)	60,875	5,221
Fidelity National Information Services, Inc.	9,470	585
First Solar, Inc.(2)	2,350	110
Fiserv, Inc.(2)	7,450	617
FLIR Systems, Inc.	4,737	146
Gannett, Inc.(2)	6,064	85
Google, Inc. Class A(2)	8,705	4,701
Google, Inc. Class C(2)	8,760	4,560
Harris Corp.	4,145	319
Hewlett-Packard Co.	47,515	1,426
Intel Corp.	127,415	3,875
International Business Machines Corp.	28,182	4,584
Intuit, Inc.	8,900	897
Juniper Networks, Inc.	11,567	300
KLA-Tencor Corp.	5,310	298
Lam Research Corp.	4,825	393
Linear Technology Corp.	8,007	354
MasterCard, Inc. Class A	30,720	2,872
Microchip Technology, Inc.	6,862	325
Micron Technology, Inc.(2)	36,085	680
Microsoft Corp.	250,712	11,069
Motorola Solutions, Inc.	5,817	334
NetApp, Inc.	10,160	321
NVIDIA Corp.	17,087	344
Oracle Corp.	101,310	4,083
Paychex, Inc.	10,440	489
Qorvo Inc(2)	4,700	377
QUALCOMM, Inc.	51,422	3,221
Red Hat, Inc.(2)	6,075	461
Salesforce.com, Inc.(2)	20,752	1,445

	SHARES	VALUE
Information Technology—(continued)
SanDisk Corp.	7,240	$422
Seagate Technology plc	10,340	491
Skyworks Solutions, Inc.	5,997	624
Symantec Corp.	21,817	507
TE Connectivity Ltd.	12,725	818
TEGNA, Inc.	12,128	389
Teradata Corp.(2)	4,980	184
Texas Instruments, Inc.	32,592	1,679
Total System Services, Inc.	5,700	238
VeriSign, Inc.(2)	3,560	220
Visa, Inc. Class A	59,675	4,007
Western Digital Corp.	7,312	573
Western Union Co. (The)	16,830	342
Xerox Corp.	34,245	364
Xilinx, Inc.	8,735	386
Yahoo!, Inc.(2)	27,670	1,087

		110,924

Materials—4.8%
Air Products & Chemicals, Inc.	9,452	1,293
Airgas, Inc.	3,727	394
Alcoa, Inc.	66,907	746
Allegheny Technologies, Inc.	6,347	192
Ball Corp.	7,582	532
CF Industries Holdings, Inc.	12,630	812
Dow Chemical Co. (The)	58,120	2,974
Du Pont (E.I.) de Nemours & Co.	49,610	3,173
Eastman Chemical Co.	7,780	637
Ecolab, Inc.	14,250	1,611
FMC Corp.	7,660	402
Freeport-McMoRan Copper & Gold, Inc.	56,280	1,048
International Flavors & Fragrances, Inc.	4,430	484
International Paper Co.	23,255	1,107
LyondellBasell Industries N.V. Class A	20,482	2,120
Martin Marietta Materials, Inc.	3,490	494
MeadWestvaco Corp.(2)	9,322	440
Monsanto Co.	26,232	2,796
Mosaic Co. (The)	16,032	751
Newmont Mining Corp.	30,025	701
Nucor Corp.	17,592	775
Owens-Illinois, Inc.(2)	9,450	217
PPG Industries, Inc.	12,510	1,435
Praxair, Inc.	15,412	1,842
Sealed Air Corp.	11,300	581

5

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Sherwin-Williams Co. (The)	4,260	$1,172
Sigma-Aldrich Corp.	6,435	897
Vulcan Materials Co.	7,330	615

		30,241

Office REITs—0.0%
Iron Mountain Reit, Inc.	1,962	61
SL Green Realty Corp.	1,050	115

		176

Residential REITs—0.1%
AvalonBay Communities, Inc.	1,392	223
Essex Property Trust, Inc.	645	137

		360

Retail REITs—0.1%
General Growth Properties, Inc.	6,680	171
Kimco Realty Corp.	4,330	98
Macerich Co. (The)	1,540	115

		384

Telecommunication Services—2.0%
AT&T, Inc.	153,457	5,451
CenturyLink, Inc.	18,597	546
Frontier Communications Corp.	41,930	207
Level 3 Communications, Inc.(2)	9,075	478
Verizon Communications, Inc.	125,635	5,856

		12,538

TOTAL COMMON STOCKS (Identified Cost $628,037)		617,408

TOTAL LONG TERM INVESTMENTS—97.6% (Identified Cost $628,037)		617,408

SHORT-TERM INVESTMENTS—0.2%
Money Market Mutual Funds—0.2%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	1,115,940	1,116
Goldman Sachs Financial Square Funds - Money Market Fund - Institutional Shares (seven-day effective yield 0.090%)	297,584	298
JPMorgan U.S. Government Money Market Fund (seven-day effective yield 0.04%)	74,396	74

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,488)		1,488

TOTAL INVESTMENTS—97.8% (Identified Cost $629,525)	618,896	(1)
Other assets and liabilities, net—2.2%	14,031

NET ASSETS—100.0%	$632,927

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

6

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$617,408	$617,408
Short-Term Investments	1,488	1,488

Total Investments	$618,896	$618,896

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—0.2%
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	$1,130	$1,140

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,114)		1,140

CORPORATE BONDS AND NOTES—6.6%
Consumer Discretionary—1.0%
American Axle & Manufacturing, Inc. 5.125%, 2/15/19	835	857
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	905	950
Boyd Gaming Corp. 6.875%, 5/15/23	365	376
DR Horton, Inc. 4.000%, 2/15/20	390	390
iHeartCommunications, Inc. 10.000%, 1/15/18	1,365	1,104
International Game Technology plc 144A 5.625%, 2/15/20(3)	1,200	1,179
Isle of Capri Casinos, Inc. 144A 5.875%, 3/15/21(3)	179	185
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	950	1,023
Numericable Group SA 144A 4.875%, 5/15/19(3)	755	749
ServiceMaster Co. 7.000%, 8/15/20	484	514
Univision Communications, Inc. 144A 5.125%, 5/15/23(3)	445	434

		7,761

Consumer Staples—0.2%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	880	891
Spectrum Brands, Inc. 6.375%, 11/15/20	715	760

		1,651

Energy—0.5%
California Resources Corp. 5.000%, 1/15/20	1,335	1,181
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	182	177
FTS International, Inc.
144A 7.783%, 6/15/20(2)(3)	1,120	1,116
6.250%, 5/1/22	825	611
Halcon Resources Corp. 144A 8.625%, 2/1/20(3)	435	431
PHI, Inc. 5.250%, 3/15/19	450	419

		3,935

Financials—1.3%
Aercap Ireland Capital Ltd. (Aercap Global Aviation Trust) 4.250%, 7/1/20	335	336
Aircastle Ltd.

	PAR VALUE		VALUE
Financials—(continued)
4.625%, 12/15/18	$1,305		$1,347
6.250%, 12/1/19	1,190		1,293
Ally Financial, Inc.
3.600%, 5/21/18	190		190
4.125%, 3/30/20	1,055		1,056
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	1,300	BRL	394
iStar Financial, Inc.
4.875%, 7/1/18	1,415		1,397
5.000%, 7/1/19	865		856
Springleaf Finance Corp. 5.250%, 12/15/19	2,510		2,485

			9,354

Health Care—0.8%
Capsugel SA PIK Interest Capitalization, 7.00% interest, 0.75% capitalization 144A, 5/15/19(3)(4)	350		357
Community Health Systems, Inc. 5.125%, 8/15/18	1,055		1,084
HCA, Inc. 4.250%, 10/15/19	920		942
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	385		388
Tenet Healthcare Corp.
144A 5.000%, 3/1/19(3)	415		417
144A 3.786%, 6/15/20(2)(3)	730		737
6.000%, 10/1/20	435		465
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(3)	965		1,014
144A 5.375%, 3/15/20(3)	750		776

			6,180

Industrials—0.4%
Air Canada 144A 6.750%, 10/1/19(3)	965		1,025
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	460		446
Atlas Air Pass-Through-Trust 98-1, A 7.380%, 1/2/18	37		37
United Rentals, Inc. 7.375%, 5/15/20	1,000		1,072

			2,580

Information Technology—0.6%
Avaya, Inc. 144A 7.000%, 4/1/19(3)	2,180		2,142
Blue Coat Holdings, Inc. 144A 8.375%, 6/1/23(3)	430		438
First Data Corp. 11.750%, 8/15/21	1,331		1,501

1

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
NXP BV (NXP Funding LLC) 144A 4.125%, 6/15/20(3)	$600	$606

		4,687

Materials—1.3%
Ardagh Packaging Finance plc 144A 6.250%, 1/31/19(3)	400	409
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	2,200	2,208
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	1,499	1,656
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	160	166
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(3)	750	636
Hexion U.S. Finance Corp. 6.625%, 4/15/20	2,745	2,532
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	1,130	1,140
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	685	735

		9,482

Telecommunication Services—0.3%
Frontier Communications Corp. 6.250%, 9/15/21	1,085	993
Level 3 Financing, Inc. 7.000%, 6/1/20	1,105	1,175

		2,168

Utilities—0.2%
Talen Energy Supply LLC 144A 5.125%, 7/15/19(3)	1,510	1,487

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $49,787)		49,285

LOAN AGREEMENTS(2)—95.8%
Consumer Discretionary—28.5%
4.250%, 7/23/21	2,091	2,085
Acosta Holdco, Inc. Tranche B-1 4.250%, 9/26/21	2,256	2,252
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	2,530	2,550
Affinity Gaming LLC 5.250%, 11/9/17	971	975
Allison Transmission Tranche B-3, 3.500%, 8/23/19	646	649
Aristocrat Leisure Ltd. 4.750%, 10/20/21	3,346	3,365
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	4,559	4,577
Brickman Group Ltd. LLC (The) First Lien, 7.500%, 12/17/21	1,971	1,982

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 1.500%, 10/31/16(8)	$943	$859
Tranche B-6, 1.500%, 3/1/17(8)	3,558	3,199
Tranche B-7, 1.500%, 1/28/18(8)	2,220	1,942
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	3,062	2,794
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	3,502	3,003
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	3,654	3,389
Cequel Communications LLC 3.500%, 2/14/19	1,651	1,647
Charter Communications Operations LLC Tranche F, 3.000%, 1/3/21	6,196	6,129
Chrysler Group LLC
Tranche B, 3.500%, 5/24/17	3,629	3,629
Tranche B, 3.250%, 12/31/18	2,579	2,577
Cirque Du Soleil 0.000%, 6/24/22(7)	1,613	1,615
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20	2,560	2,567
Cooper-Standard Automotive, Inc. 4.000%, 4/4/21	3,745	3,744
CSC Holdings, Inc. Tranche B, 2.687%, 4/17/20	2,071	2,053
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	3,556	3,387
Delta 2 (Lux) S.A.R.L. Tranche B-3, 4.750%, 7/30/21	3,813	3,796
Federal-Mogul Corp. Tranche C, 4.750%, 4/15/21	4,218	4,183
General Nutrition Center Tranche B, 3.250%, 3/4/19	2,027	2,001
Golden Nugget, Inc.
5.500%, 11/21/19	1,013	1,024
Delayed Draw 5.500%, 11/21/19	434	439
Hilton Worldwide Finance LLC 3.500%, 10/26/20	14,869	14,892
iHeartCommunications, Inc. (Clear Channel Communications, Inc.) Tranche D, 6.937%, 1/30/19	13,633	12,630
Infiltrator Systems Tranche B, 5.250%, 5/27/22	725	730
Intelsat Jackson Holdings S.A. Tranche B-2, 3.750%, 6/30/19	2,838	2,821
KAR Auction Services, Inc. Tranche B-2, 3.500%, 3/11/21	2,575	2,579
Key Safety Systems, Inc. 4.750%, 8/29/21	2,036	2,047
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	4,212	3,943
Leslie’s Poolmart Tranche B, 4.250%, 10/16/19	4,219	4,229
Libbey Glass, Inc. 3.750%, 4/9/21	3,518	3,522

2

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Life Time Fitness 4.250%, 6/10/22	$2,797	$2,781
Marina District Finance Co., Inc. 6.500%, 8/15/18	1,009	1,021
MCC LLC (Mediacom Broadband Group)
Tranche H, 3.250%, 1/29/21	2,299	2,282
Tranche J, 3.750%, 6/30/21	928	928
Tranche G, 3.750%, 6/30/21	2,324	2,325
Media General, Inc. Tranche B, 4.000%, 7/31/20	4,175	4,180
Metaldyne LLC 3.750%, 10/20/21	2,677	2,676
MGM Resort International Tranche B 3.500%, 12/20/19	5,740	5,710
Michaels Stores, Inc. Tranche B, 3.750%, 1/28/20	2,925	2,921
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 11/19/19	3,166	3,155
Numericable SFR
Tranche B-1, 4.500%, 5/21/20	1,305	1,310
Tranche B-2, 4.500%, 5/21/20	1,139	1,143
Peninsula Gaming LLC Tranche B, 4.250%, 11/20/17	819	822
Penn National Gaming, Inc. Tranche B, 3.250%, 10/30/20	2,955	2,952
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	2,272	2,282
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	1,120	1,119
Pinnacle Entertainment, Inc. Tranche B-2, 3.750%, 8/13/20	3,714	3,720
Scientific Games International, Inc. Tranche B-2, 6.000%, 10/1/21	2,793	2,795
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20	947	945
ServiceMaster Co. LLC (The) 4.250%, 7/1/21	5,904	5,913
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	1,463	1,474
Sinclair Television Group, Inc. Tranche B-1, 3.500%, 7/30/21	3,765	3,766
Six Flags 0.000%, 6/17/22(7)	1,357	1,360
SRAM LLC First Lien, 4.000%, 4/10/20	2,469	2,453
Staples, Inc. First Lien, 2.750%, 4/23/21(7)	2,412	2,411
Station Casinos LLC Tranche B, 4.250%, 3/2/20	3,016	3,019
TI Group Auto Systems LLC 0.000%, 6/26/22(7)	290	290
Transtar Holding Co.
First Lien, 5.750%, 10/9/18	1,429	1,426
Second Lien, 10.000%, 10/9/19	460	451
Tribune Media Co. Tranche B, 3.750%, 12/27/20	3,998	4,006

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	$2,674	$2,503
U.S. Farathane Corp. 6.750%, 12/23/21	1,226	1,238
Univision Communications, Inc.
First Lien, 4.000%, 3/1/20	4,407	4,379
4.000%, 3/1/20	7,606	7,562
Virgin Media Investment Holdings Ltd. Tranche F, 3.500%, 6/30/23	2,590	2,569
Ziggo B.V.
Tranche B-3, 3.500%, 1/15/22	1,482	1,467
Tranche B-1, 3.500%, 1/15/22	1,398	1,384
Tranche B-2, 3.500%, 1/15/22	901	892

		213,435

Consumer Staples—4.4%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	3,024	3,043
ARAMARK Corp.
Tranche E, 3.250%, 9/6/19	4,323	4,326
Tranche F, 3.250%, 2/24/21	986	983
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-2, 4.250%, 7/23/21	1,083	1,078
Crossmark Holdings, Inc.
First Lien, 4.500%, 12/20/19	1,973	1,779
Second Lien, 8.750%, 12/21/20	520	425
Del Monte Corp. First Lien, 4.250%, 2/18/21	948	906
Dole Food Co., Inc. Tranche B, 4.679%, 11/1/18	2,210	2,216
Heinz (H.J.) Co. Tranche B-2, 3.500%, 6/5/20	8,709	8,721
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	2,782	2,831
Prestige Brands, Inc. Tranche B-3, 3.500%, 9/3/21	271	271
Reynolds Group Holdings, Inc. 4.500%, 12/1/18	3,988	4,007
Rite Aid Corp.
Tranche 1, Second Lien, 5.750%, 8/21/20	101	102
Tranche 2, Second Lien, 4.875%, 6/21/21	1,417	1,420
Spectrum Brands Holdings 0.000%, 6/23/22(7)	874	876

		32,984

Energy—3.8%
Arch Coal, Inc. 6.250%, 5/16/18	3,335	2,300
Azure Midstream 7.500%, 11/15/18	1,744	1,739
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	2,739	2,594
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	1,514	1,294

3

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Expro Finservices S.A.R.L. 5.750%, 9/2/21	$1,530	$1,358
Fieldwood Energy LLC
3.875%, 10/1/18	849	811
Second Lien, 8.375%, 9/30/20(7)	2,613	2,013
FTS International, Inc. 5.750%, 4/16/21	791	637
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	2,860	2,728
MEG Energy Corp. 3.750%, 3/31/20	1,926	1,889
Ocean Rig Tranche B-1, 6.000%, 3/31/21	2,948	2,419
Paragon Offshore Finance Co. 3.750%, 7/16/21	1,721	1,265
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18(8)	1,290	455
Seadrill Operating LP 4.000%, 2/21/21	6,291	4,779
Templar Energy LLC Second Lien, 8.500%, 11/25/20	3,000	2,219

		28,500

Financials—5.1%
Asurion LLC
Tranche B-1, 5.000%, 5/24/19	2,161	2,169
Tranche B-2, 4.250%, 7/8/20	1,470	1,468
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	1,506	1,513
Second Lien, 6.000%, 4/30/20	1,828	1,861
Clipper Acquisitions Corp. Tranche B, 3.000%, 2/6/20	989	976
Delos Finance S.A.R.L. 3.500%, 3/6/21	4,026	4,025
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	367	383
National Financial Partners LLC 4.500%, 7/1/20	2,806	2,806
Realogy Corp.
Extended LOC, 2.219%, 10/10/16	205	203
Tranche B, 3.750%, 3/5/20	7,395	7,388
RPI Finance Trust Tranche B-4, 3.500%, 11/9/20	1,137	1,140
Starwood Property Trust, Inc. First Lien, 3.500%, 4/17/20	3,304	3,293
TransUnion LLC Tranche B-2, 3.750%, 4/9/21	5,227	5,192
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	6,040	5,721

		38,138

Health Care—15.6%
21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	1,910	1,886
Accellent, Inc. First Lien, 4.500%, 3/12/21	2,476	2,465

	PAR VALUE	VALUE
Health Care—(continued)
Air Medical 4.500%, 4/28/22	$184	$181
Akorn, Inc. 4.500%, 4/16/21	4,218	4,234
Alere, Inc. 0.000%, 6/18/22(7)	1,688	1,692
American Renal Holdings, Inc.
Tranche B, First Lien, 7.250%, 8/20/19	2,435	2,438
Second Lien, 7.250%, 3/20/20(7)	2,390	2,388
Amneal Pharmaceuticals LLC Tranche B, 5.000%, 11/1/19	3,394	3,406
AmSurg Corp. 3.750%, 7/16/21	1,195	1,198
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	786	788
Second Lien, 11.000%, 1/2/19	268	270
Beacon Health Strategies 5.000%, 12/23/21	2,284	2,268
Capsugel Holdings US, Inc. 3.500%, 8/1/18	3,965	3,968
CHG Healthcare Services, Inc. Second Lien, 4.250%, 11/19/19	4,313	4,317
Community Health Systems, Inc. (CHS)
Incremental 2018, Tranche F, 3.534%, 12/31/18	1,294	1,296
Incremental 2019, Tranche G, 3.750%, 12/31/19	1,335	1,337
Incremental 2021, Tranche H, 4.000%, 1/27/21	2,457	2,465
Concentra, Inc. First Lien, Tranche B 4.000%, 6/1/22	290	290
ConvaTec, Inc. 0.000%, 6/15/20(7)	100	100
DaVita HealthCare Partners, Inc. Tranche B, 3.500%, 6/24/21	3,123	3,129
Devix Topco (F/K/A Rexam Healthcare) First Lien, Tranche B, 4.250%, 5/3/21	1,867	1,872
DJO Finance 4.250%, 6/8/20	1,462	1,466
Emdeon, Inc.
Tranche B-2, 3.750%, 11/2/18	3,020	3,020
Tranche B-3, 3.750%, 11/2/18	496	496
Endo Luxembourg Finance
0.000%, 6/24/16(7)	1,980	1,980
0.000%, 6/24/22(7)	2,251	2,259
Endo Luxembourg Finance S.A.R.L. Tranche B, 3.250%, 3/1/21	913	916
Envision Healthcare Corp. (F/K/A Emergency Medical Services Corp.) 4.000%, 5/25/18	3,655	3,661
Horizon Pharma, Inc. 2015 Term Loan 4.500%, 5/7/21	1,223	1,230
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	1,976	1,982
IMS Health, Inc. Tranche B, 3.500%, 3/17/21	5,291	5,273

4

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	$2,887	$2,902
Kinetic Concepts, Inc.
Tranche E-2, 4.000%, 11/4/16	930	932
Tranche E-1, 4.500%, 5/4/18	573	576
Mallinckrodt International Finance S.A.
Tranche B, 3.250%, 3/19/21	2,754	2,746
Tranche B-1, 3.500%, 3/19/21	290	290
MMM Holdings, Inc. 9.750%, 12/12/17	377	314
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	274	228
Multiplan, Inc. Tranche B-1, 3.750%, 3/31/21	3,185	3,171
National Mentor Holdings, Inc. Tranche B, 4.250%, 1/31/21	1,070	1,068
National Surgical Hospitals First Lien, 4.500%, 6/1/22	1,088	1,089
NBTY, Inc. Tranche B-2, 3.500%, 10/1/17	2,782	2,772
NVA Holdings, Inc.
First Lien, 4.750%, 8/14/21	539	541
Second Lien 8.000%, 8/14/22	986	990
Ortho-Clinical Diagnostics, Inc. 4.750%, 6/30/21	3,318	3,260
Par Pharmaceutical Tranche B-2, 4.000%, 9/30/19	1,729	1,731
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC) 4.000%, 12/5/18	1,950	1,951
PharMEDium Healthcare Corp.
First Lien, 4.250%, 1/28/21	2,390	2,376
Second Lien, 7.750%, 1/28/22	540	543
PRA Holdings, Inc. Tranche B-1, 4.500%, 9/23/20	2,356	2,362
Quintiles Transnational Corp. Tranche B, 3.250%, 5/12/22	1,130	1,134
Regional Care, Inc. (RCHP, Inc.) First Lien, 5.250%, 4/23/19	3,905	3,895
Sterigenics-Nordion 4.250%, 5/15/22	1,086	1,086
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	653	654
Second Lien, 8.500%, 11/3/21	1,693	1,693
Surgical Care Affiliates, Inc. 4.250%, 3/17/22	731	732
U.S. Renal Care, Inc. Tranche B-2, First Lien, 4.250%, 7/3/19	2,989	2,989
Valeant Pharmaceuticals International, Inc.
Series D-2, Tranche B, 3.500%, 2/13/19	2,158	2,156
Series C2, Tranche B, 3.040%, 12/11/19	2	2
Series E1, Tranche B, 3.500%, 8/5/20	3,981	3,971

	PAR VALUE	VALUE
Health Care—(continued)
4.000%, 4/1/22	$3,940	$3,940

		116,365

Industrials—12.1%
Air Canada 4.000%, 9/26/19	2,237	2,247
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	110	110
Allied Security Holdings LLC
First Lien, 4.250%, 2/12/21	1,381	1,387
Second Lien, 8.000%, 8/13/21	688	688
American Airlines, Inc.
3.500%, 6/27/20	9,047	8,985
3.750%, 10/10/21	2,015	2,012
Brickman Group Holdings, Inc. First Lien, 4.000%, 12/18/20	3,831	3,812
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	2,891	2,883
Ceridian HCM Holding, Inc. 4.500%, 9/15/20	2,367	2,348
DynCorp International, Inc. 6.250%, 7/7/16	2,372	2,318
Filtration Group Corp.
First Lien, 4.250%, 11/20/20	901	903
Second Lien, 8.250%, 11/22/21	543	546
Harland Clarke Holdings Corp.
Tranche B-3, 7.000%, 5/22/18	2,126	2,138
Tranche B-4, 6.000%, 8/4/19	1,263	1,268
HD Supply, Inc. Term Loan 2014, 4.000%, 6/28/18	4,085	4,088
Headwaters, Inc. Tranche B, 4.500%, 3/24/22	149	149
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	3,287	3,276
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.)
First Lien, 4.750%, 10/25/19	2,825	2,811
4.750%, 10/25/19	112	112
Second Lien 8.250%, 1/25/21	970	966
Mcjunkin Red Man Corp. 5.000%, 11/8/19	1,041	1,035
Navistar, Inc. Tranche B, 5.750%, 8/17/17	1,319	1,324
Nortek, Inc. 3.500%, 10/30/20	4,278	4,258
OPE USIC Holdings, Inc. First Lien, 4.000%, 7/10/20	2,152	2,146
Quikrete Co., Inc. First Lien, 4.000%, 9/28/20	2,829	2,834
Rexnord LLC Tranche B, 4.000%, 8/21/20	4,913	4,906
Science Applications Tranche B, 3.750%, 5/4/22	3,090	3,104
Sedgwick Claims Management Services, Inc.
First Lien, 3.750%, 3/1/21	4,819	4,757

5

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Second Lien, 6.750%, 2/28/22(7)	$2,510	$2,469
Spin Holdco, Inc. First Lien, 4.250%, 11/14/19	4,886	4,877
TransDigm, Inc.
Tranche C, 3.750%, 2/28/20	7,011	6,968
Tranche D, 3.750%, 6/4/21	2,648	2,632
United Airlines, Inc. (Continental Airlines, Inc.) Tranche B-1, 3.750%, 9/15/21	4,266	4,279
Waste Industries USA, Inc. 4.250%, 2/27/20	2,191	2,199

		90,835

Information Technology—10.8%
Allflex Holdings III, Inc.
First Lien, 4.250%, 7/17/20	4,913	4,904
Second Lien, 8.000%, 7/19/21	789	795
Applied Systems, Inc.
First Lien, 4.250%, 1/25/21	570	570
Second Lien, 7.500%, 1/24/22	1,878	1,887
Avago Technologies Cayman Ltd. 3.750%, 5/6/21	3,056	3,064
Blue Coat Systems, Inc. 4.500%, 5/20/22	1,651	1,650
CCC Information Services 4.000%, 12/20/19	2,884	2,875
CDW LLC 3.250%, 4/29/20	8,173	8,120
Deltek, Inc.
First Lien 0.000%, 12/19/22(7)	194	194
Second Lien 0.000%, 6/23/23(7)	858	864
Epicor Software Corp. Tranche B, 4.750%, 6/1/22	1,444	1,443
Evergreen Skills Lux S.A.R.L.
First Lien, 5.750%, 4/28/21	2,774	2,703
Second Lien, 9.250%, 4/28/22	1,015	952
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	3,647	3,660
First Data Corp.
2018 Term Loan 3.687%, 3/23/18	12,370	12,344
Second Lien 2018 3.687%, 9/24/18	1,156	1,155
0.000%, 6/24/22(7)	354	353
Infinity Acquisition Ltd. 4.000%, 8/6/21	2,579	2,566
Infor (U.S.), Inc.
Tranche B-3, 3.750%, 6/3/20	4,385	4,330
Tranche B-5, 3.750%, 6/3/20	3,517	3,475
Interactive Data Corp. 4.750%, 5/2/21	3,176	3,190
Kronos, Inc. Second Lien, 9.750%, 4/30/20	4,447	4,597
Mitchell International, Inc.
4.500%, 10/13/20	3,337	3,339
Second Lien, 8.500%, 10/11/21	3,057	3,061

	PAR VALUE	VALUE
Information Technology—(continued)
Presidio, Inc. Refinancing Term 5.250%, 2/2/22	$2,173	$2,181
Riverbed Technologies, Inc. 6.000%, 4/24/22	2,170	2,195
SS&C Technologies, Inc.
0.000%, 6/29/20(7)	188	189
0.000%, 6/29/20(7)	292	293
0.000%, 6/29/22(7)	1,272	1,275
0.000%, 6/29/22(7)	287	287
WP Mustang Holdings LLC First Lien 5.500%, 5/29/21	2,195	2,195

		80,706

Materials—8.2%
American Builders & Contractors Supply Co., Inc. Tranche B, 3.500%, 4/16/20	5,895	5,879
Anchor Glass Container Corp. Tranche B, 4.250%, 6/30/21	5,018	5,028
Ardagh Packaging Finance plc 4.000%, 12/17/19	865	865
AZ Chem US, Inc. First Lien, 5.125%, 6/11/21	1,585	1,587
Berlin Packaging, Inc. S.A.R.L. First Lien, 4.500%, 10/1/21	1,832	1,836
Berry Plastics Groups, Inc.
Tranche D, 3.500%, 2/8/20	4,543	4,529
Tranche E, 3.750%, 1/6/21	1,843	1,840
CEMEX Espana S.A. Tranche A-1, 4.686%, 2/14/17	432	432
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	4,922	4,383
Huntsman International LLC 3.750%, 10/1/21	3,980	3,991
Ineos US Finance LLC 3.750%, 12/15/20	9,022	8,979
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	2,235	1,861
Novelis, Inc. 4.000%, 6/2/22	1,198	1,194
Royal Adhesives & Sealants 0.000%, 6/20/22(7)	2,139	2,138
Solenis International LP First Lien, 4.250%, 7/31/21	2,326	2,321
Summit Materials 0.000%, 6/24/22(7)	3,554	3,557
Univar, Inc.
Tranche B, 5.250%, 6/30/17	1,336	1,337
0.000%, 6/24/22(7)	3,562	3,562
W.R. Grace & Co.
Delayed Draw, 2.750%, 2/3/21	1,241	1,241
2.750%, 2/3/21	3,449	3,448

6

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
ZEP, Inc. 0.000%, 6/17/22(7)	$1,432	$1,437

		61,445

Telecommunication Services—3.9%
Crown Castle Operating Co. Tranche B-2, 3.000%, 1/31/21	2,637	2,626
Global Tel*Link Corp.
First Lien, 5.000%, 5/23/20	1,827	1,790
Second Lien, 9.000%, 11/23/20	660	634
Level 3 Financing, Inc.
Tranche B-III 2019, 4.000%, 8/1/19	3,875	3,881
Tranche B, 2020 4.000%, 1/15/20	3,388	3,393
Tranche B-II, 3.500%, 5/31/22	3,343	3,324
SBA Communications Tranche B-1, 3.250%, 3/24/21	3,748	3,718
Securus Technologies Holdings, Inc. First Lien, 4.750%, 4/30/20	2,358	2,301
Securus Technologies Inc 0.000%, 4/30/20(7)	765	756
West Corp. Tranche B-10, 3.250%, 6/30/18	2,203	2,201
XO Communications LLC 4.250%, 3/20/21	4,676	4,676

		29,300

Utilities—3.4%
Atlantic Power LP 4.750%, 2/24/21	1,044	1,048
Calpine Construction Finance Co. LP
Tranche B-1, 3.000%, 5/3/20	5,809	5,706
Tranche B-2, 3.250%, 1/31/22	3,828	3,778
Calpine Corp. 3.500%, 5/27/22	943	936
Granite Acquisition, Inc.
Tranche B, First Lien, 5.000%, 12/17/21	2,834	2,870
Tranche C, First Lien 5.000%, 12/17/21	125	127
NRG Energy, Inc. 2.750%, 7/1/18	5,306	5,272
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.671%, 10/10/17(5)	9,165	5,301

		25,038

TOTAL LOAN AGREEMENTS (Identified Cost $728,294)		716,746

	SHARES	VALUE
AFFILIATED MUTUAL FUND—1.0%
Virtus Credit Opportunities Fund(9)	764,000	7,617

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $7,640)		7,617

TOTAL LONG TERM INVESTMENTS—103.6% (Identified Cost $786,835)	774,788	(6)

TOTAL INVESTMENTS—103.6% (Identified Cost $786,835)	774,788	(1)
Other assets and liabilities, net—(3.6)%	(26,917)

NET ASSETS—100.0%	$747,871

Abbreviations:

PIK	Payment-in-Kind Security
SBA	Small Business Administration

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2015.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $24,135, or 3.2% of net assets.

(4)	90% of the income received was in cash and 10% in PIK.
(5)	Security in default, interest payments are being received during the bankruptcy proceedings.
(6)	All or a portion segregated as collateral for delayed delivery securitiy.
(7)	This loan will settle after June 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(8)	Security in default.
(9)	Non-income producing.

Foreign Currency:

BRL	Brazilian Real

7

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	92%
Luxembourg	3
Australia	1
Canada	1
Netherlands	1
United Kingdom	1
Other	1

Total	100%

†	% of total investments as of June 30, 2015

8

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$1,140	$—	$1,140
Corporate Bonds And Notes	49,285	—	49,285
Loan Agreements	716,746	—	716,746
Equity Securities:
Affiliated Mutual Fund	7,617	7,617	—

Total Investments	$774,788	$7,617	$767,171

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.2%
Consumer Discretionary—36.8%
Amazon.com, Inc.(2)	2,127	$923
AMC Networks, Inc. Class A(2)	11,320	927
American Eagle Outfitters, Inc.	52,906	911
Apollo Group, Inc. Class A(2)	54,917	707
AutoNation, Inc.(2)	14,759	930
Buckle, Inc. (The)(3)	19,943	913
Cabela’s, Inc.(2)	17,983	899
Cablevision Systems Corp. Class A	37,866	906
Carnival Corp.	18,586	918
CBS Corp. Class B	15,894	882
Choice Hotels International, Inc.	16,461	893
Columbia Sportswear Co.	15,113	914
Comcast Corp. Class A	15,230	916
Dick’s Sporting Goods, Inc.	17,516	907
Dillard’s, Inc. Class A	8,524	897
Discovery Communications, Inc. Class C(2)	29,075	904
DISH Network Corp. Class A(2)	13,182	893
DreamWorks Animation SKG, Inc. Class A(2)(3)	33,455	883
DSW, Inc. Class A	27,267	910
Expedia, Inc.	8,480	927
Federal-Mogul Corp.(2)	79,288	900
Fossil Group, Inc.(2)	12,824	889
Gap, Inc. (The)	23,673	904
Garmin Ltd.	19,722	866
Horton (D.R.), Inc.	33,674	921
Hyatt Hotels Corp. Class A(2)	16,051	910
International Speedway Corp. Class A(2)	24,679	905
Jarden Corp.(2)	17,302	895
L Brands, Inc.	10,677	915
Lands’ End, Inc.(2)(3)	38,582	958
Las Vegas Sands Corp.	17,555	923
Lennar Corp. Class A	18,747	957
Liberty Broadband Corp.(2)	17,777	909
Liberty Global plc Class C	17,468	884
Liberty Interactive Corp. Class A(2)	31,994	888
Liberty Media Corp.(2)	24,469	878
Liberty Tripadvisor Holdings, Class A(2)	28,105	906
Liberty Ventures Class A(2)	22,438	881
Lions Gate Entertainment Corp.	24,533	909
Madison Square Garden Co. (The)(2)	10,852	906
Marriott International, Inc. Class A	11,908	886
Marriott Vacations Worldwide Corp.	10,407	955

	SHARES	VALUE
Consumer Discretionary—(continued)
MGM Resorts International(2)	48,578	$887
Mohawk Industries, Inc.(2)	4,772	911
Morningstar, Inc.	11,695	930
News Corp. Class A(2)	61,614	899
NIKE, Inc. Class B	8,695	939
Nordstrom, Inc.	12,304	917
Papa John’s International, Inc.	12,474	943
Penn National Gaming, Inc.(2)	51,279	941
Penske Automotive Group, Inc.	17,716	923
Ralph Lauren Corp.	6,666	882
Restaurant Brands International, Inc.	24,093	921
Sears Holdings Corp.(3)	63,388	204
Sears Holdings Corp.(2)(3)	32,687	873
Sears Hometown and Outlet Stores, Inc.(2)(3)	101,167	961
Starbucks Corp.	17,210	923
Starz - Liberty Capital Class A(2)	21,362	955
Tesla Motors, Inc.(2)(3)	3,575	959
Twenty-First Century Fox, Inc. Class A	27,926	909
Under Armour, Inc. Class A(2)	10,940	913
Urban Outfitters, Inc.(2)	26,205	917
Viacom, Inc. Class B	13,602	879
Wendy’s Co. (The)	81,214	916
Wynn Resorts Ltd.	9,194	907

		58,314

Consumer Staples—4.6%
Boston Beer Co., Inc. (The) Class A(2)	3,734	866
Brown-Forman Corp. Class B	9,147	916
Estee Lauder Cos., Inc. (The) Class A	10,510	911
HRG Group, Inc.(2)	71,651	932
Lancaster Colony Corp.	10,037	912
Monster Beverage Corp.(2)	6,949	931
PriceSmart, Inc.	10,349	944
Tootsie Roll Industries, Inc.	28,652	926

		7,338

Energy—6.7%
Chesapeake Energy Corp.(3)	78,001	871
Clayton Williams Energy, Inc.(2)	13,651	898
Continental Resources, Inc.(2)	21,082	894
CVR Energy, Inc.	24,048	905
Exterran Holdings, Inc.	27,690	904
Halcon Resources Corp.(2)(3)	773,828	898
Hess Corp.	13,459	900

1

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy—(continued)
Par Petroleum Corp.(2)	42,119	$789
RPC, Inc.	65,129	901
Transocean Ltd.(3)	54,791	883
W&T Offshore, Inc.(3)	165,385	906
Western Refining, Inc.	21,235	926

		10,675

Financials—18.3%
Altisource Portfolio Solutions SA(2)(3)	29,071	895
American Financial Group, Inc.	14,034	913
AmTrust Financial Services, Inc.	14,488	949
Berkley (W.R.) Corp.	17,615	915
Berkshire Hathaway, Inc. Class B(2)	6,561	893
BOK Financial Corp.	13,262	923
Boston Properties, Inc.	7,392	895
Brown & Brown, Inc.	27,576	906
Charles Schwab Corp. (The)	27,798	908
Cohen & Steers, Inc.	25,660	874
Credit Acceptance Corp.(2)	3,987	981
Equity Lifestyle Properties, Inc.	17,099	899
Equity Residential	12,726	893
Erie Indemnity Co. Class A	11,200	919
First Citizens BancShares, Inc. Class A	3,667	964
Franklin Resources, Inc.	18,093	887
Gaming and Leisure Properties, Inc.	24,740	907
Greenlight Capital Re Ltd. Class A(2)	30,350	885
Hilltop Holdings, Inc.(2)	38,689	932
Host Hotels & Resorts, Inc.	45,370	900
Howard Hughes Corp. (The)(2)	6,290	903
Leucadia National Corp.	38,061	924
Loews Corp.	23,413	902
Mercury General Corp.	16,130	898
Ocwen Financial Corp.(2)(3)	86,880	886
Raymond James Financial, Inc.	15,190	905
Simon Property Group, Inc.	5,259	910
Taubman Centers, Inc.	12,575	874
Urban Edge Properties	41,675	866
Vornado Realty Trust	9,319	885
WisdomTree Investments, Inc.	41,511	912
WP GLIMCHER, Inc.	65,688	889

		28,992

Health Care—4.0%
Akorn, Inc.(2)	19,285	842

	SHARES	VALUE
Health Care—(continued)
Bruker Corp.(2)	43,955	$897
Cerner Corp.(2)	13,194	911
Halozyme Therapeutics, Inc.(2)	42,087	950
Hologic, Inc.(2)	24,370	928
MannKind Corp.(2)(3)	155,202	883
OPKO Health, Inc.(2)(3)	59,760	961

		6,372

Industrials—10.7%
Air Lease Corp.	25,898	878
American Railcar Industries, Inc.(3)	17,791	865
Cintas Corp.	10,610	897
Colfax Corp.(2)	19,614	905
Covanta Holding Corp.	41,807	886
Danaher Corp.	10,755	921
FedEx Corp.	5,268	898
Grainger (W.W.), Inc.	3,806	901
Heartland Express, Inc.	44,744	905
Hertz Global Holdings, Inc.(2)	45,387	822
Illinois Tool Works, Inc.	9,893	908
Manitowoc Co., Inc. (The)	47,152	924
MasTec, Inc.(2)	43,187	858
MSC Industrial Direct Co., Inc. Class A	13,306	928
Navistar International Corp.(2)	39,749	900
Rollins, Inc.	34,466	983
Timken Co. (The)	24,461	895
Werner Enterprises, Inc.	33,560	881
XPO Logistics, Inc.(2)	19,568	884

		17,039

Information Technology—12.4%
Amkor Technology, Inc.(2)	142,924	855
Anixter International, Inc.(2)	13,985	911
Broadcom Corp. Class A	17,216	887
eBay, Inc.(2)	15,031	906
EchoStar Corp. Class A(2)	18,396	896
Facebook, Inc. Class A(2)	10,948	939
Google, Inc. Class C(2)	1,724	897
IAC/InterActiveCorp.	11,939	951
Intuit, Inc.	8,806	887
Marvell Technology Group Ltd.	63,654	839
National Instruments Corp.	29,672	874
Nuance Communications, Inc.(2)	51,035	894
Oracle Corp.	22,341	900

2

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Paychex, Inc.	19,020	$892
Pegasystems, Inc.	39,368	901
Rackspace Hosting, Inc.(2)	24,300	904
RealPage, Inc.(2)	45,942	876
Salesforce.com, Inc.(2)	12,409	864
SS&C Technologies Holdings, Inc.	14,484	905
Syntel, Inc.(2)	19,571	929
TeleTech Holdings, Inc.	34,123	924
Yahoo!, Inc.(2)	22,786	895

		19,726

Materials—5.1%
Airgas, Inc.	8,670	917
Huntsman Corp.	39,930	881
LyondellBasell Industries N.V. Class A	8,842	915
NewMarket Corp.	2,016	895
Novagold Resources, Inc.(2)(3)	251,282	860
Scotts Miracle-Gro Co. (The) Class A	15,383	911
Silgan Holdings, Inc.	16,743	883
Timkensteel Corp.	31,943	862
Westlake Chemical Corp.	12,716	872

		7,996

Utilities—0.6%
Solarcity Corp.(2)(3)	16,089	862

TOTAL COMMON STOCKS (Identified Cost $142,781)		157,314

TOTAL LONG TERM INVESTMENTS—99.2% (Identified Cost $142,781)		157,314

SHORT-TERM INVESTMENTS—0.2%
Money Market Mutual Fund—0.2%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	382,363	382

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $382)		382

SECURITIES LENDING COLLATERAL—8.1%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.080%)(4)	12,885,688	12,886

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $12,886)		12,886

TOTAL INVESTMENTS—107.5% (Identified Cost $156,049)	170,582	(1)
Other assets and liabilities, net—(7.5)%	(11,881)

NET ASSETS—100.0%	$158,701

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$157,314	$157,110	$204
Securities Lending Collateral	12,886	12,886	—
Short-Term Investments	382	382	—

Total Investments	$170,582	$170,378	$204

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Opportunities Trust, a trust consisting of 32 Funds (each a “Fund”), in the preparation of the Schedules of Investments are summarized below and for derivatives, included in Note 1B below. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Trust, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED) (CONTINUED)

security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds own the following internally fair valued securities which are categorized as Level 3 in the hierarchy.

Bond Fund	United Artists Theatre Circuit, Inc.
High Yield Fund	United Artists Theatre Circuit, Inc.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instruments used by certain Funds.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Funds enter into forward currency contracts in conjunction with the planned purchase or sale of non-U.S. denominated securities in order to hedge the U.S. dollar cost of proceeds. The Funds also, from time to time, hedge the currency exposure of foreign denominated securities held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done to protect the U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Schedules of Investments. Risks arise from the possible movements in non-U.S. exchange rates or if the counterparty does not perform under the contract.

Options contracts:

Certain Funds may invest in options contracts. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Warrants and Rights: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

C. SECURITIES LENDING

($ reported in thousands)

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED) (CONTINUED)

At June 30, 2015, the following Funds had securities on loan:

Fund	Market value	Collateral
International Equity	$328	$337
Wealth Masters Fund	12,897	13,244

D. SHORT SALES

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Dynamic Trend Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

E. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At June 30, 2015, the Funds did not hold any securities that were both illiquid and restricted.

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alternatives Diversifier Fund	$114,749	$7,569	$(22,869)	$(15,300)
Bond Fund	74,951	1,635	(1,323)	312
CA Tax-Exempt Bond	31,206	1,907	(326)	1,581
Disciplined Equity Style Fund	4,312	218	—	218
Disciplined Select Bond Fund	1,516	—	(31)	(31)
Disciplined Select Country Fund	1,405	20	(34)	(14)
Dynamic Trend Fund (Long positions)	801,753	14,917	(32,548)	(17,631)
Dynamic Trend Fund (Short positions)	—	—	—	—
Emerging Markets Debt Fund	29,893	456	(2,023)	(1,567)
Emerging Markets Equity Income Fund	59,723	4,469	(3,832)	637

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Emerging Markets Small-Cap Fund	5,506	253	(513)	(260)
Equity Trend Fund	2,663,431	37,866	(106,838)	(68,972)
Essential Resources Fund	5,006	100	(320)	(220)
Foreign Opportunities Fund	1,506,001	446,679	(40,980)	405,699
Global Dividend Fund	172,297	20,677	(4,412)	16,265
Global Equity Trend Fund	82,336	564	(3,644)	(3,080)
Global Opportunities Fund	107,689	33,848	(896)	32,952
Global Real Estate Securities Fund	76,120	6,646	(2,037)	4,609
Greater European Opportunities Fund	18,431	2,806	(258)	2,548
Herzfeld Fund	43,443	455	(1,561)	(1,106)
High Yield Fund	100,917	1,161	(2,736)	(1,575)
International Equity Fund	8,488	831	(232)	599
International Real Estate Securities Fund	38,653	4,468	(746)	3,722
International Small-Cap Fund	62,702	3,643	(5,157)	(1,514)
International Wealth Masters Fund	5,227	380	(278)	102
Low Volatility Equity Fund	4,802	368	—	368
Low Volatility Equity Fund (Written Options)	(6)	4	—	4
Multi-Asset Trend Fund	361,204	904	(10,754)	(9,850)
Multi-Sector Intermediate Fund	368,774	7,235	(16,800)	(9,565)
Multi-Sector Short Term Bond Fund	8,144,698	127,386	(129,606)	(2,220)
Real Estate Securities Fund	974,871	477,653	(21,971)	455,682
Sector Trend Fund	634,605	6,562	(22,271)	(15,709)
Senior Floating Rate Fund	787,036	3,004	(15,252)	(12,248)
Wealth Masters Fund	159,095	20,359	(8,872)	11,487

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 4—REGULATORY MATTERS AND LITIGATION

From time to time, the Funds’ investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled – In the Matter of F-Squared Investment Inc., the SEC staff informed the Funds’ investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter.

NOTE 5—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed, and has determined that the following subsequent event requires recognition or disclosure in the Notes to Schedules of Investments.

Effective July 31, 2015, Virtus Global Dividend Fund changed its name to Virtus Global Infrastructure Fund.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	08/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	08/28/15

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	08/28/15

* Print the name and title of each signing officer under his or her signature.